As filed with the U.S. Securities and Exchange Commission

on December 3, 2025

Securities Act File No. 33-58125
Investment Company Act File No. 811-07261

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 63	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT of 1940	☒

Amendment No. 64	☒

(Check appropriate box or boxes)

Credit Suisse Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York	10019
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, Including Area Code: (212) 325-2000

Karen Regan
Credit Suisse Trust
1285 Avenue of the Americas
New York, New York 10019
(Name and Address of Agent for Service)

Copies to:

Justin L. Browder Simpson Thacher & Bartlett LLP 900 G Street, N.W. Washington, DC 20001		Bissie K. Bonner Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, New York 10017

Approximate date of proposed public offering:

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☒	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2), or

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

On May 28, 2025, UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), the investment adviser to Commodity Return Strategy Portfolio (the “Portfolio”), entered into a definitive agreement with O’Connor Alternative Investments, LLC (“O’Connor Alternative Investments”), an indirect wholly owned subsidiary of Cantor Fitzgerald, L.P., pursuant to which O’Connor Alternative Investments will acquire UBS AM (Americas)’s O’Connor investment platform (the “UBS/Cantor Transaction”). As part of the UBS/Cantor Transaction, it is expected that the O’Connor investment management and support teams, which include the Portfolio’s portfolio management team, will transition to O’Connor Alternative Investments, subject to certain conditions. The UBS/Cantor Transaction is expected to close with respect to the Portfolio during the first quarter of 2026 (the “Closing Date”).

At a meeting held on October 6, 2025 (the “October 6, 2025 Board Meeting”), in anticipation of the closing of the UBS/Cantor Transaction, the Board of Trustees (the “Board”) of Credit Suisse Trust (the “Trust”) approved a new investment advisory agreement between the Trust, on behalf of the Portfolio, and O’Connor Alternative Investments (the “New Investment Advisory Agreement”). The New Investment Advisory Agreement is subject approval by the shareholders of the Portfolio at a special meeting of shareholders to be held on December 15, 2025 (the “Special Meeting”). At the October 6, 2025 Board Meeting, the Portfolio’s Board also approved the nomination of four individuals (the “Trustee Nominees”) who currently oversee other registered investment companies advised by Cantor Fitzgerald Investment Advisors, L.P., an affiliate of O’Connor Alternative Investments, for election to the Board at the Special Meeting to succeed the current trustees of the Trust. Subject to shareholder approval at the Special Meeting, the New Investment Advisory Agreement would go into effect on the Closing Date and the Trustee Nominees would take office effective as of a date shortly before the Closing Date, to provide sufficient time for the Trustee Nominees to consider and approve certain additional matters relating to the UBS/Cantor Transaction to take effect as of the Closing Date. At the October 6, 2025 Board Meeting, the Board also approved a change in the Portfolio’s name from “Commodity Return Strategy Portfolio” to “Cantor Fitzgerald Commodity Return Strategy Portfolio” and a change in the Trust’s name from “Credit Suisse Trust” to “Cantor Fitzgerald Variable Insurance Trust,” in each case effective as of the Closing Date.

This Post-Effective Amendment No. 63 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (File No. 33-58125) is being filed in anticipation of the change in the Portfolio’s investment adviser on the Closing Date. It is proposed that the Amendment will become effective on the current anticipated Closing Date, which is subject to change. This Amendment includes a Prospectus and Statement of Additional Information that reflect the Portfolio’s entry into the New Investment Advisory Agreement and the Trustee Nominees as the trustees of the Trust, which in each case remains subject to shareholder approval at the Special Meeting, as well as the changes to the names of the Portfolio and the Trust. This Amendment also reflects additional changes expected to take effect on the Closing Date, which are subject to approval by the Trustee Nominees after they take office shortly before the Closing Date, including but not limited to: (i) changes to the Trust’s officers; (ii) a change in the Portfolio’s distributor from UBS Asset Management (US) Inc. to Ultimus Fund Distributors, LLC; (iii) a change in the Portfolio’s legal counsel from Simpson Thacher & Bartlett LLP to DLA Piper LLP; and (iv) the engagement of Northern Lights Compliance Services, LLC to provide certain compliance administrative services to the Portfolio.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED DECEMBER 3, 2025

Cantor Fitzgerald Variable Insurance Trust
Prospectus | [ ], 2026

Cantor Fitzgerald Variable Insurance Trust:

●	Cantor Fitzgerald Commodity Return Strategy Portfolio

Class 1 Shares: Ticker Symbol: [CCRSX]
Class 2 Shares: Ticker Symbol: [CCRRX]

Cantor Fitzgerald Variable Insurance Trust (the “Trust”) shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission (“CFTC”) have not approved or disapproved of these securities or passed upon the adequacy of this prospectus (the “Prospectus”). Any representation to the contrary is a criminal offense.

The Trust is advised by O’Connor Alternative Investments, LLC (“O’Connor Alternative Investments”).

Contents

Portfolio Summary		3

The portfolio in detail		10
●	Goal and strategies	10
●	Risk factors	12

Consolidated financial highlights		18

Meet the managers		21

More about the portfolio		21
●	The management firm	21
●	Share valuation	22
●	Distributions	23
●	Taxes	23
●	Statements and reports	24

Buying and selling shares		24

Other information		25
●	About the distributor	25

For more information		Back Cover

2

Portfolio Summary

Investment objective

The portfolio seeks total return.

Fees and portfolio expenses

The accompanying table describes the fees and expenses you may pay if you buy, hold and sell shares of the portfolio. The fee table and the expense example do not reflect expenses or withdrawal charges incurred from investing through a variable contract or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in the portfolio through a variable contract or qualified plan is presented in the contract prospectus through which the portfolio’s shares are offered to you or in the plan documents or other informational materials supplied by plan sponsors.

Shareholder fees (fees paid directly from your investment)

	Class 1	Class 2
Maximum sales charge (load) imposed on purchases	N/A	N/A
Maximum deferred sales charge (load)	N/A	N/A
Maximum sales charge (load) on reinvested distributions	N/A	N/A
Redemption fees	N/A	N/A
Exchange fees	N/A	N/A

Annual portfolio operating expenses (expenses that you pay as a percentage of the value of your investment)

	Class 1	Class 2
Management fee	0.59%	0.59%
Distribution and service (12b-1) fee	0.25	None
Other expenses[1]	[ ]	[ ]
Total annual portfolio operating expenses	[ ]	[ ]
Less: amount of fee
limitations/expense reimbursements[2]	[ ]	[ ]
Total annual portfolio operating expenses after fee limitations/expense reimbursements	[ ]	[ ]

1	The portfolio invests in [ ], a wholly-owned subsidiary of the portfolio organized under the laws of the Cayman Islands (the “Subsidiary”). “Other expenses” include expenses of both the portfolio and the Subsidiary [as well as “Acquired fund fees and expenses,” which were less than 0.01% of the average net assets of the portfolio].
2	The Trust and O’Connor Alternative Investments have entered into a written contract limiting operating expenses to 1.05% for Class 1 shares and 0.80% for Class 2 shares of the portfolio’s average daily net assets at least through [ ], 2027. This limit excludes certain expenses, including interest charges on fund borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses (e.g., litigation and indemnification and any other costs and expenses that may be approved by the Trust’s board of trustees (the “Board of Trustees”)). The Trust is authorized to reimburse O’Connor Alternative Investments for management fees previously waived and/or for expenses previously paid by O’Connor Alternative Investments, provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by O’Connor Alternative Investments and the reimbursement does not cause the applicable class’s aggregate expenses, on an annualized basis to exceed either (i) the applicable expense limited in effect at the time such fees were waived or such expenses were paid by O’Connor Alternative Investments or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before [ ], 2027.

Example

This example may help you compare the cost of investing in shares of the portfolio with the cost of investing in other mutual funds. The example does not include expenses or withdrawal charges incurred from investing through a variable annuity or life insurance contract or qualified plan. If the example included these expenses, the figures shown would be higher.

3

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	One year		Three years		Five years		Ten years
Class 1	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class 2		[ ]		[ ]		[ ]		[ ]

Portfolio turnover

The computation of the portfolio’s portfolio turnover rate for regulatory purposes excludes trades of derivatives and instruments with a maturity of one year or less. However, the portfolio expects to engage in frequent trading of derivatives, which could have tax consequences that impact shareholders, such as the realization of taxable short-term capital gains. In addition, the portfolio could incur transaction costs, such as commissions, when it buys and sells securities and other instruments. Transaction costs, which are not reflected in annual portfolio operating expenses or in the example, affect the portfolio’s performance. During the fiscal year ended December 31, 2024, the portfolio’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal investment strategies

The portfolio is designed to achieve positive total return relative to the performance of the Bloomberg Commodity Index Total Return (the “BCOM Index”). The portfolio intends to invest its assets in a combination of commodity-linked derivative instruments and fixed income securities. The portfolio intends to gain exposure to commodities markets by investing through the Subsidiary and in structured notes linked to the BCOM Index, other commodity indices, or the value of a particular commodity or commodity futures contract or subset of commodities or commodity futures contracts. The value of these investments will rise or fall in response to changes in the underlying index or commodity.

The portfolio may invest up to 25% of its total assets in the Subsidiary, a wholly-owned subsidiary of the portfolio organized under the laws of the Cayman Islands. The portfolio will invest in the Subsidiary primarily to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. Generally, the Subsidiary will invest in commodity-linked derivative instruments, but it will also invest in fixed income instruments, including U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, loan participations, bank certificates of deposit, fixed time deposits, bankers’ acceptances, commercial paper and other short-term fixed income securities. The primary purpose of the fixed income instruments held by the Subsidiary will be to serve as collateral for the Subsidiary’s derivative positions; however, these instruments are also expected to earn income for the Subsidiary.

The portfolio invests in a portfolio of fixed income securities normally having an average duration of one year or less, and emphasizes investment-grade fixed income securities.

Principal risks of investing in the portfolio

A word about risk: All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

The portfolio is not a complete investment program and should only form a small part of a diversified portfolio. At any time, the risk of loss associated with a particular instrument in the portfolio’s portfolio may be significantly higher than 50% of the value of the investment. Investors in the portfolio should be willing to assume the greater risks of potentially significant short-term share price fluctuations.

4

Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Commodity exposure risks: The portfolio’s and the Subsidiary’s investments in commodity-linked derivative instruments may subject the portfolio to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, and political and regulatory developments.

Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the portfolio’s net asset value (“NAV”)), and there can be no assurance that the portfolio’s use of leverage will be successful.

Correlation risk: Changes in the value of a hedging instrument may not match those of the investment being hedged. In addition, certain of the portfolio’s commodity-linked derivative investments may result in the portfolio’s performance diverging from the BCOM Index, perhaps materially. For example, a structured note can be structured to limit the loss or the gain on the investment, which would result in the portfolio not participating in declines or increases in the BCOM Index that exceed the limits.

Credit risk: The issuer of a debt instrument or the counterparty to a contract, including derivatives contracts, may default or otherwise become unable to honor a financial obligation. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also may affect the value of the portfolio’s investment in that issuer.

Derivatives risk: Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The portfolio also may use derivatives for leverage. The portfolio’s use of derivative instruments, particularly commodity-linked derivatives, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as commodity exposure risks, correlation risk, credit risk, illiquidity risk, interest rate risk, leveraging risk, market risk and regulatory risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Exposure risk: The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the portfolio could gain or lose on an investment.

●	Hedged Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

●	Speculative To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost. For example, potential losses from commodity-linked notes or swap agreements, from writing uncovered call options and from speculative short sales are unlimited.

Fixed income risk: The market value of fixed income investments will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk.

5

Focus risk: The portfolio will be exposed to the performance of commodities in the BCOM Index, which may from time to time have a small number of commodity sectors (e.g., energy, metals or agricultural) representing a large portion of the index. As a result, the portfolio may be subject to greater volatility than if the index were more broadly diversified among commodity sectors. If the portfolio is exposed to a significant extent to a particular commodity or subset of commodities, the portfolio will be more exposed to the specific risks relating to such commodity or commodities and will be subject to greater volatility than if it were more broadly diversified among commodity sectors.

Futures contracts risk: The risks associated with the portfolio’s use of futures contracts and swaps and structured notes that reference the price of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the portfolio has insufficient cash to meet margin requirements, the portfolio may need to sell other investments, including at disadvantageous times.

Illiquidity risk: Certain portfolio holdings, such as commodity-linked notes and swaps, may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other holdings instead or forgo an investment opportunity. Any of these could have a negative effect on portfolio management or performance. Liquid investments may become illiquid after purchase by the portfolio, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the portfolio.

Interest rate risk: Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed income instruments, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the portfolio’s performance. Generally, the longer the maturity or duration of a debt instrument, the greater the impact of a change in interest on the instrument’s value. In periods of market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates.

Leveraging risk: The portfolio may invest in certain derivatives that provide leveraged exposure. The portfolio’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may cause the portfolio to lose more than the amount it invested in those instruments. The NAV of the portfolio when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the portfolio to pay interest.

Market risk: The market value of a security may fluctuate, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, natural disasters, recessions, or other events could have a significant impact on the portfolio and its investments. These fluctuations, which are often referred to as “volatility,” may cause an instrument to be worth less than it was worth at an earlier time.

Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments-including stocks, bonds and commodities, and the mutual funds that invest in them.

Bonds and other fixed income securities generally involve less market risk than stocks and commodities. The risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

Portfolio turnover risk: The portfolio expects to engage in frequent trading of derivatives. Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the portfolio’s performance.

6

Structured note risk: The value of a structured note will be influenced by time to maturity, level of supply and demand for the type of note, interest rate and market volatility, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the reference asset. In addition, there may be a lag between a change in the value of the underlying reference asset and the value of the structured note.

Subsidiary risk: By investing in the Subsidiary, the portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the portfolio and are subject to the same risks that apply to similar investments if held directly by the portfolio. These risks are described elsewhere in this Prospectus.

The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the portfolio wholly owns and controls the Subsidiary, and the portfolio and the Subsidiary are both managed by O’Connor Alternative Investments, making it unlikely that the Subsidiary will take action contrary to the interests of the portfolio and its shareholders. The Board of Trustees has oversight responsibility for the investment activities of the portfolio, including its investment in the Subsidiary, and the portfolio’s role as sole shareholder of the Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the portfolio.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the portfolio and/or the Subsidiary to continue to operate as it does currently and could adversely affect the portfolio.

Swap agreements risk: Swap agreements involve the risk that the party with whom the portfolio has entered into the swap will default on its obligation to pay the portfolio and the risk that the portfolio will not be able to meet its obligations to pay the other party to the agreement.

Tax risk: In order to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The Internal Revenue Service (“IRS”) has issued a ruling that income realized from certain types of commodity-linked swaps would not be qualifying income for purposes of the source of income requirement. As a result, the income the portfolio derives directly from such commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10% of its gross income. The portfolio seeks to gain exposure to the commodity markets indirectly through its investments in the Subsidiary, which invests in commodity-linked swaps, commodity futures and other derivatives, and directly through investments in commodity-linked notes. If the portfolio fails to qualify as a RIC, the portfolio will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders).

When distributed, that income also would be taxable to shareholders as an ordinary dividend to the extent attributable to the portfolio’s current or accumulated earnings and profits. If the portfolio were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the portfolio would be subject to diminished returns. The portfolio anticipates treating income and gain from the Subsidiary and from commodity-linked notes as qualifying income.

U.S. government securities risk: Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

7

Performance

The accompanying bar chart and table provide an indication of the risks of investing in the portfolio. The bar chart shows you how performance of the portfolio’s Class 1 shares (which was previously an undesignated share class of the portfolio), has varied from year to year for up to 10 years. The table compares the portfolio’s performance to the BCOM Index, which is currently composed of futures contracts on 24 physical commodities. Prior to [    ], 2026, the portfolio’s investment adviser was UBS Asset Management (Americas) LLC. Effective [     ], 2026, the portfolio’s investment adviser changed from UBS Asset Management (Americas) LLC to O’Connor Alternative Investments. There were no changes to the portfolio’s investment objective or investment strategies in connection with the change in the portfolio’s investment adviser. The bar chart and table do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. Inclusion of these charges would reduce the total return for the periods shown. As with all mutual funds, past performance is not a prediction of future performance.

The portfolio makes updated performance available at the portfolio’s website ([     ]) or by calling the portfolio at 877-870-2874.

Year-by-year total returns

[chart to be inserted in next post-effective amendment]

Best quarter: [ ]% ([    ])
Worst quarter: [ ]% ([     ])
Inception date: 2/28/06

Average annual total returns

Period ended 12/31/25:	One year 2025		Five years 2021-2025		Ten years 2016-2025		Since inception
Cantor Fitzgerald Commodity Return Strategy Portfolio- Class 1 Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Cantor Fitzgerald Commodity Return Strategy Portfolio- Class 2 Shares	[ ]		[ ]		[ ]		[ ]	[1]
Bloomberg Commodity Index Total Return (reflects no deductions for fees or expenses)	[ ]		[ ]		[ ]		[ ]

[1]	Return represents performance from May 1, 2020 (inception date) to December 31, 2025.

Portfolio management

Investment manager: O’Connor Alternative Investments, LLC

Portfolio managers: The Commodities Management Team (the “Commodities Team”) is responsible for the day-to-day management of the portfolio. Christopher Burton, Portfolio Manager and Senior Managing Director, and Scott Ikuss, Portfolio Manager and Senior Vice President, are the portfolio managers of the team and have been managing the portfolio since 2006 and 2023, respectively.

Purchase and sale of portfolio shares

Shares of the portfolio may be purchased or redeemed only through variable annuity contracts and variable life insurance policies offered by the separate accounts of certain insurance companies or through tax-qualified pension and retirement plans. Shares of the portfolio may be purchased and redeemed each day the New York Stock Exchange is open, at the portfolio’s NAV determined after receipt of a request in good order.

The portfolio does not have any initial or subsequent investment minimums. However, your life insurance company, pension plan or retirement plan may impose investment minimums.

8

Tax information

Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by a separate account, ordinarily do not cause the corresponding contract holder to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus for information regarding the federal income tax treatment of the distributions to separate accounts and the holders of the contracts.

Payments to broker-dealers and other financial representatives

The portfolio and its related companies may pay broker-dealers or other financial intermediaries (such as a bank or insurance company) for the sale of portfolio shares and related services. These payments may create a conflict of interest by influencing your broker-dealer or other representative or its employees or associated persons to recommend the portfolio over another investment. Ask your financial representative or visit your financial representative’s website for more information.

9

The portfolio in detail

Goal and strategies

Principal strategies

The portfolio seeks total return. To pursue this goal, it invests in a combination of commodity-linked derivative instruments and fixed income securities.

The portfolio intends to invest in commodity-linked derivative instruments, such as commodity-linked notes, that provide exposure to the investment returns of the commodities markets without investing directly in physical commodities. The portfolio intends to gain exposure to commodities markets by investing in the Subsidiary, which in turn invests in commodity-linked swap agreements and other commodity-linked derivative instruments, and by investing directly in commodity-linked structured notes. These investments will be linked to the BCOM Index, other commodity indices or the value of a particular commodity or commodity futures contract or subset of commodities or commodity futures contracts. The principal value of commodity-linked investments held by the portfolio is expected to equal between 0% and 50% of the portfolio’s net assets at the time of investment. The percentage may be higher or lower as the value of the BCOM Index changes. The remainder of the portfolio’s assets (other than amounts invested in commodity-linked investments) is expected to consist predominantly of fixed income instruments.

The portfolio may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by O’Connor Alternative Investments. The Subsidiary (unlike the portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on them. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the portfolio.

The BCOM Index is a broadly diversified futures index currently composed of futures contracts on 24 physical commodities. The index is weighted among commodity sectors using dollar-adjusted liquidity and production data. Currently, six energy commodities, two precious metals commodities, five industrial metals commodities, two livestock commodities and nine agricultural commodities are represented in the index. The BCOM Index is rebalanced as of the beginning of each calendar year so that as of that time no single commodity constitutes less than 2%, as liquidity allows, or more than 15% of the index, and each related group of commodities (e.g., energy, precious metals, industrial metals, livestock or agriculture) represented in the index is limited to 33%. However, following this rebalancing and for the remainder of the calendar year these percentages may change so that a single commodity may constitute a lesser or greater percentage of the index at the beginning of the year and different sectors may represent different proportions of the index. (A more detailed description of the BCOM Index is found in the Statement of Additional Information (“SAI”)). The portfolio does not intend to invest in commodities directly or in instruments linked to individual commodity sectors.

The prices of commodity-linked instruments may move in different directions than investments in traditional equity and debt securities in periods of rising inflation. Of course, there can be no guarantee that the portfolio’s commodity-linked investments would not be correlated with traditional financial assets under any particular market conditions. In addition, while the primary driver of the portfolio’s returns is expected to be the change in value of the BCOM Index, the portfolio is not an index fund and may be exposed to particular commodities or subset of commodities to a greater or lesser extent than reflected in the BCOM Index. However, the portfolio is designed to generally achieve positive performance relative to that of the BCOM Index, although there can be no guarantee that this positive performance will be achieved.

The portfolio will not invest 25% or more of its total assets in instruments issued by companies in any one industry. However, 25% or more of its total assets may be indirectly exposed to industries in one or more of the three commodity sectors (currently the energy, metal and agricultural sectors) of the BCOM Index. In addition, the portfolio can invest more than 25% of its total assets in instruments (such as structured notes) issued by companies in the financial services sector (which includes the banking, brokerage and insurance industries). In that case the portfolio’s share values will fluctuate in response to events affecting issuers in those sectors.

10

Under normal market conditions:

●	at least 90% of the portfolio’s fixed income securities (excluding structured notes) will be investment grade; and

●	the portfolio will maintain an average duration of the fixed income portion of the portfolio (excluding structured notes) of one year or less.

In determining the credit quality of a security, O’Connor Alternative Investments will use the highest rating assigned to it. While structured notes are not typically rated, the portfolio does not intend to enter into structured notes with issuers that do not have debt ratings of investment grade.

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Principal portfolio investments

The portfolio intends to gain exposure to commodity markets primarily by investing up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although the portfolio may enter into these commodity-linked derivative instruments directly, the portfolio likely will gain exposure to these derivative instruments indirectly by investing in the Subsidiary. The Subsidiary also will invest in fixed income instruments, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives position.

The derivative instruments in which the portfolio and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices. Additionally, the portfolio or the Subsidiary may invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts, including swaps on commodity futures. The portfolio’s or the Subsidiary’s investments in commodity-linked derivative instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the portfolio’s portfolio may deviate from the returns of any particular commodity index. The portfolio or the Subsidiary may also over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the portfolio has greater or lesser exposure to that index than the value of the portfolio’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the portfolio will seek to maintain net notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the portfolio’s net assets. The portion of the portfolio’s or Subsidiary’s assets exposed to any particular commodity or commodity sector will vary based on market conditions, but from time to time the portion could be substantial. To the extent that the portfolio invests in the Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this Prospectus.

The Subsidiary is managed by O’Connor Alternative Investments. With respect to its investments, the Subsidiary generally will be subject to the same fundamental, non-fundamental and certain other investment restrictions as the portfolio; however, the Subsidiary (unlike the portfolio) may invest without limitation in commodity-linked instruments that may otherwise be limited if purchased by the portfolio due to federal tax requirements, as discussed above. The portfolio and the Subsidiary may test for compliance with certain investment restrictions on a consolidated basis.

The structured notes in which the portfolio may invest may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. These notes are debt securities of the issuer and so, in addition to fluctuating in response to changes in the underlying commodity index, will be subject to credit and interest rate risks that typically affect debt securities.

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The fixed income securities the portfolio may invest in include:

●	corporate bonds, debentures and notes;

●	government and agency securities;

●	mortgage-backed and other asset-backed securities;

●	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;

●	bank certificates of deposit, fixed time deposits and bankers’ acceptances; and

●	commercial paper.

Other portfolio investments

In addition to investing in the Subsidiary and commodity-linked instruments, the portfolio may engage in other investment practices that include the use of options, futures and other derivative securities. The portfolio will attempt to take advantage of pricing inefficiencies in these securities. For example, the portfolio may write (i.e., sell) put and call options. The portfolio would receive premium income when it writes an option, which will increase the portfolio’s return in the event the option expires unexercised or is closed out at a profit. Upon the exercise of a put or call option written by the portfolio, the portfolio may suffer an economic loss equal to the difference between the price at which the portfolio is required to purchase, in the case of a put, or sell, in the case of a call, the underlying security or instrument and the option exercise price, less the premium received for writing the option. The portfolio may engage in derivative transactions involving a variety of underlying instruments, including, in addition to structured notes, swaps, equity and debt securities, securities indexes and futures.

The portfolio also may invest in common and preferred stock as well as convertible securities of issuers in commodity-related industries. To a limited extent, the portfolio may also engage in other investment practices.

For defensive purposes due to abnormal market conditions or economic situations as determined by UBS AM (Americas), the portfolio may invest up to 100% of its assets in cash or certain short-term securities. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the portfolio’s principal investment strategies and might prevent the portfolio from achieving its goal.

The portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Risk factors

The portfolio may use certain investment practices that have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks. The principal risks of the portfolio are identified in the Summary section and are described in this section.

Principal risk factors

Commodity exposure risks—The portfolio’s investment in commodity-linked derivative instruments may subject the portfolio to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

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Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the portfolio’s NAV), and there can be no assurance that the portfolio’s use of leverage will be successful.

Correlation risk—Changes in the value of a hedging instrument may not match those of the investment being hedged. In addition, certain of the portfolio’s commodity-linked derivative instruments may result in the portfolio’s performance diverging from the BCOM Index, perhaps materially. For example, a note can be structured to limit the loss or the gain on the investment, which would result in the portfolio not participating in declines or increases in the BCOM Index that exceed the limits.

Credit risk—The issuer of a security, the borrower of a loan or the counterparty to a contract, including derivatives contracts, may default or otherwise become unable to honor a financial obligation. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also may affect the value of the portfolio’s investment in that issuer. Non-investment grade securities carry a higher risk of default and should be considered speculative.

Derivatives risk—Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The portfolio may also use derivatives for leverage which can magnify the portfolio’s gains and losses. The portfolio’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as correlation risk, illiquidity risk, interest rate risk, market risk and credit risk. The use of derivatives also includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls, and human error, and legal risk, including insufficient documentation, insufficient capacity or authority of a counterparty or legality or enforceability of a contract. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial. The portfolio’s investments in derivatives are also subject to the risk that “speculative positions limits” imposed by the CFTC and certain futures exchanges on net long and net short positions may require the portfolio to limit or unravel positions in certain types of investments.

In addition, swap dealers are required to post and collect variation margin from a fund and may be required by applicable regulations to collect initial margin from a fund in connection with trading of over-the-counter (“OTC”) swaps with the portfolio. Both initial and variation margin may be comprised of cash and/or securities, subject to applicable regulatory haircuts. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Further, regulations adopted by prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the portfolio, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings.

Fixed income risk—The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk.

Focus risk—If the portfolio is exposed to a significant extent to a particular commodity or subset of commodities, the portfolio will be more exposed to the specific risks relating to such commodity or commodities and will be subject to greater volatility than if it were more broadly diversified among commodity sectors. The portfolio will be exposed to the performance of commodities in the BCOM Index, which may from time to time have a small number of commodity sectors (e.g., energy, metals or agricultural) representing a large portion of the index. As a result, the portfolio may be subject to greater volatility than if the index were more broadly diversified among commodity sectors.

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Futures contracts risk—The price volatility of futures contracts historically has been greater than that for traditional securities such as stocks and bonds. The value of certain futures contracts may fluctuate in response to changes in interest rates, currency exchange rates, commodity prices or other changes. Therefore, the assets of the portfolio, and the prices of portfolio shares, may be subject to greater volatility, as a result of the portfolio’s use of futures contracts. The risks associated with the portfolio’s use of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) the underlying reference asset may not perform the way O’Connor Alternative Investments expected it to; (iii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; (iv) if the portfolio has insufficient cash to meet margin requirements, the portfolio may need to sell other investments, including at disadvantageous times; and (v) although the portfolio may generally purchase only exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract and, as a result, the portfolio may be unable to close out its futures contracts at a time which is advantageous.

Hedged exposure risk—The portfolio’s hedging activities could multiply losses generated by a derivative used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Illiquidity risk—Certain portfolio holdings may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Over recent years, regulatory changes have led to reduced liquidity in the marketplace, and the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in size of the fixed income markets. Any of these could have a negative effect on portfolio management or performance. Liquid investments may become illiquid after purchase by the portfolio, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the portfolio.

Interest rate risk—Changes in interest rates may cause a decline in the market value of an investment. With loans, bonds and other debt instruments, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the portfolio’s performance. Generally, the longer the maturity or duration of a debt instrument, the greater the impact of a change in interest rates on the instrument’s value. In periods of market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates.

Leveraging risk—Although the portfolio itself will not be leveraged, certain transactions may give rise to a form of leverage. Such transactions may include, among others, structured notes, reverse repurchase agreements, indexed and inverse floating rate securities, swap agreements, futures contracts, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. Under Rule 18f-4 under the 1940 Act, among other requirements, the portfolio must either use derivatives in a limited manner or comply with an outer limit on portfolio leverage risk based on value-at-risk. A Subsidiary will comply with these requirements to the same extent as the portfolio. The use of leverage may cause the portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the 1940 Act and the rules thereunder. Leverage, including borrowing, may cause the portfolio to be more volatile than if the portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the portfolio’s portfolio securities.

Market risk—The market value of an instrument may fluctuate, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the portfolio and its investments. These fluctuations, which are often referred to as “volatility,” may cause an instrument to be worth less than it was worth at an earlier time.

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Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments-including stocks, bonds and commodities, and the mutual funds that invest in them.

Bonds and other fixed income securities generally involve less market risk than stocks and commodities. However, the risk of bonds can vary significantly depending upon factors such as the issuer’s creditworthiness and a bond’s maturity. The bonds of some companies may be riskier than the stocks of others.

Portfolio turnover risk—Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the portfolio’s performance.

Speculative exposure risk—Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost. For example, potential losses from swaps, writing uncovered call options and speculative short sales are unlimited.

Structured note risk—The portfolio may seek investment exposure to commodity sectors through structured notes that may be exchange-traded or trade in the OTC market. These notes are typically issued by banks or brokerage firms, and have interest and/or principal payments which are linked to changes in the price level of certain assets or to the price performance of certain indices. The value of a structured note will be influenced by time to maturity, level of supply and demand for the type of note, interest rate and market volatility, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the reference asset. In addition, there may be a lag between a change in the value of the underlying reference asset and the value of the structured note.

The portfolio may also be exposed to increased transaction costs when it seeks to sell such notes in the secondary market. Certain structured notes issued by European issuers may subject a purchaser to the imposition of “resolution measures” required under the European Union Bank Recovery and Resolution Directive. Such measures include the power to (i) write down, including to zero, any payment on the notes; (ii) convert the notes into ordinary shares or certain other equity instruments; and/or (iii) apply any other resolution measure, including, but not limited to, any transfer of the notes to another entity, the amendment of the terms and conditions of the notes or the cancellation of the notes. If a resolution measure becomes applicable to the structured notes held by the portfolio, the portfolio could lose some or all of its investment.

Subsidiary risk—As discussed in the portfolio’s Summary, the portfolio makes investments through the Subsidiary a wholly-owned subsidiary, organized under the laws of the Cayman Islands. By investing in the Subsidiary, the portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the portfolio and are subject to the same risks that apply to similar investments if held directly by the portfolio. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the portfolio and/or the Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, portfolio shareholders would likely suffer decreased investment returns.

The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the portfolio wholly owns and controls the Subsidiary, and the portfolio and the Subsidiary are both managed by O’Connor Alternative Investments, making it unlikely that the Subsidiary will take action contrary to the interests of the portfolio and its shareholders. The Board of Trustees has oversight responsibility for the investment activities of the portfolio, including its investment in the Subsidiary, and the portfolio’s role as sole shareholder of the Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the portfolio.

Swap agreements risk—Swap agreements involve the risk that the party with whom the portfolio has entered into the swap will default on its obligation to pay the portfolio and the risk that the portfolio will not be able to meet its obligations to pay the other party to the agreement.

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Tax risk—In order to qualify for treatment as a RIC under the Code, the portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The IRS has issued a ruling that income realized from certain types of commodity-linked swaps would not be qualifying income for purposes of the source of income requirement. As a result, the income the portfolio derives directly from such commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10% of its gross income. The Portfolio seeks to gain exposure to the commodity markets indirectly through its investment in the Subsidiary, which invests in commodity-linked swaps, commodity futures and other derivatives, and directly through investments in commodity-linked notes. If the portfolio fails to qualify as a RIC, the portfolio will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income also would be taxable to shareholders as an ordinary dividend to the extent attributable to the portfolio’s current or accumulated earnings and profits. If the portfolio were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the portfolio would be subject to diminished returns. The portfolio anticipates treating income and gain from the Subsidiary and from commodity-linked notes as qualifying income.

U.S. government securities risk—Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain U.S. government agency securities are backed only by the credit of the government agency and not by the full faith and credit of the United States.

Other risk factors

Counterparty risk—The portfolio will be exposed to the credit of the counterparties to OTC derivative contracts and repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the portfolio to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the portfolio could experience delays in liquidating the positions and significant losses, including declines in the value of its investment during the period in which the portfolio seeks to enforce its rights, inability to realize any gains on its investment during such period, loss of collateral and fees and expenses incurred in enforcing its rights.

Cyber security risk—As the use of the Internet and other technologies has become more prevalent in the course of business, funds have become more susceptible to operational and financial risks associated with cyber security. Cyber security incidents can result from deliberate attacks such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cyber security failures or breaches of the portfolio or its service providers or the issuers of securities in which the portfolio invests have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed which are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the portfolio does not directly control the cyber security defenses or plans of its service providers, financial intermediaries and companies in which it invests or with which it does business.

Extension risk—An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security’s value.

Prepayment risk—Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.

Risks of investing in other funds—Other mutual funds and exchange-traded funds (“ETFs”) are subject to investment advisory and other expenses. If the portfolio invests in other mutual funds or ETFs, the cost of investing in the portfolio may be higher than other funds that invest only directly in individual securities. Shareholders will indirectly bear fees and expenses charged by the other mutual funds and ETFs in addition to the portfolio’s direct fees and expenses. Other mutual funds and ETFs are subject to specific risks, depending on the nature of the mutual fund or ETF.

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Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF often represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the portfolio could lose money investing in an ETF.

An affiliate of O’Connor Alternative Investments serves as the adviser to other mutual funds in which the portfolio may invest. It is possible that a conflict of interest among the portfolio and the other funds could affect how O’Connor Alternative Investments fulfills its fiduciary duties to the.

Valuation risk—The lack of an active trading market may make it difficult to obtain an accurate price for an instrument held by the portfolio. Many derivative instruments are not actively traded.

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Consolidated financial highlights

The consolidated financial highlights tables show the portfolio’s audited financial performance for five years. Certain information in the tables reflect results for a single portfolio share. Total return in the tables represents how much you would have earned or lost on an investment in the portfolio, assuming you had reinvested all dividend and capital gain distributions. The total returns do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; if such charges and expenses were reflected, total returns would be lower.

The figures below for the fiscal year ended December 31, 2024 have been derived from the financial statements audited by the portfolio’s independent registered public accounting firm, [          ], whose report on the portfolio’s financial statements is included in the portfolio’s Annual Report. The figures below for the fiscal years ended December 31, 2020, 2021, 2022 and 2023 have been audited by the portfolio’s former independent registered public accounting firm. The Annual Report includes the independent registered public accounting firm’s report, along with the portfolio’s financial statements. The information for the six-month period ended June 30, 2025, is unaudited and is included in the portfolio’s Semi-Annual Report. Each of the Annual Report and the Semi-Annual Report is available free upon request through the methods described on the back cover of this Prospectus.

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Cantor Fitzgerald Commodity Return Strategy Portfolio
(For a Class 1 share of the portfolio outstanding throughout each year)

	For the six months ended June 30, 2025	For the year ended December 31,
	(unaudited)	2024	2023	2022	2021[1]	2020[1]
Per share data:
Net asset value, beginning of period	$17.992	$17.67	$24.42	$24.74	$20.28	$22.02
Investment operations:
Net investment income (loss)[3]	0.30	0.69	0.71	0.18	(0.20)	0.004
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	0.73	0.16	(2.76)	4.13	5.85	(0.60)
Total from investment operations	1.03	0.85	(2.05)	4.31	5.65	(0.60)
Less dividends and distributions:
Dividends from net investment income	(0.79)	(0.53)	(4.70)	(4.63)	(1.19)	(1.14)
Return of capital	-	-	-	-	-	(0.00	)4
Total dividends	(0.79)	(0.53)	(4.70)	(4.63)	(1.19)	(1.14)
Net asset value, end of period	$18.23	$17.992	$17.67	$24.42	$24.74	$20.28
Total return[5]	5.62%	4.89%	(9.12)%	16.03%	27.90%	(1.48)%
Ratios and supplemental data:
Net assets, end of period (000s omitted)	$26,375	$26,203	$28,075	$37,182	$30,902	$20,156
Ratio of net expenses to average net assets	1.05%[6]	1.05%	1.04%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets	3.24%[6]	3.90%	3.66%	0.70%	(0.85)%	0.13%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.01%[6]	0.01%	-%	-%	-%	0.01%
Portfolio turnover rate[7]	31%	43%	68%	49%	29%	184%

1 A one for six reverse share split, effective October 15, 2021, has been retroactively applied.

2 Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3 Per share information is calculated using the average shares outstanding method.

4 This amount represents less than $0.01 per share.

5 Total returns are historical and include change in share price and reinvestment of all distributions. Total returns for periods less than one year are not annualized.

6 Annualized.

7 Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

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Cantor Fitzgerald Commodity Return Strategy Portfolio
(For a Class 2 share of the portfolio outstanding throughout each year)

	For the six months ended June 30, 2025	For the year ended December 31,
	(unaudited)	2024	2023	2022	2021[1]	2020[1]
Per share data:
Net asset value, beginning of period	$18.092	$17.76	$24.53	$24.79	$20.28	$15.78
Investment operations:
Net investment income (loss)[3]	0.32	0.74	0.76	0.25	(0.14)	(0.06)
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	0.74	0.17	(2.77)	4.14	5.91	4.56
Total from investment operations	1.06	0.91	(2.01)	4.39	5.77	4.50
Less dividends:
Dividends from net investment income	(0.84)	(0.58)	(4.76)	(4.65)	(1.26)	-
Total dividends	(0.84)	(0.58)	(4.76)	(4.65)	(1.26)	-
Net asset value, end of period	$18.31	$18.092	$17.76	$24.53	$24.79	$20.28
Total return[4]	5.74%	5.18%	(8.90)%	16.34%	28.46%	28.52%
Ratios and supplemental data:
Net assets, end of period (000s omitted)	$602,734	$591,149	$536,823	$566,599	$583,502	$469,048
Ratio of net expenses to average net assets	0.80%[5]	0.80%	0.78%	0.77%	0.78%	0.80	%5
Ratio of net investment income (loss) to average net assets	3.49%[5]	4.14%	3.94%	0.96%	(0.57)%	(0.32	)%5
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.01%[5]	0.01%	-%	-%	-%	0.01	%5
Portfolio turnover rate[6]	31%	43%	68%	49%	29%	184%

1 A one for six reverse share split, effective October 15, 2021, has been retroactively applied. See Note 6 in the Notes to Consolidated Financial Statements.

2 Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3 Per share information is calculated using the average shares outstanding method.

4 Total returns are historical and include change in share price and reinvestment of all distributions. Total returns for periods less than one year are not annualized.

5 Annualized.

6 Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

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Meet the managers

The Commodities Team is responsible for the day-to-day management of the portfolio. Christopher Burton, Portfolio Manager and Senior Managing Director, and Scott Ikuss, Portfolio Manager and Senior Vice President, are the portfolio managers of the team and have been managing the portfolio since 2006 and 2023, respectively.

Christopher Burton, Senior Managing Director, is a Portfolio Manager and trader specializing in derivatives. He has been a member of the Commodities Team since 2005 (including during such periods when the Portfolio’s investment adviser was UBS Asset Management (Americas) LLC (“UBS AM (Americas)”) and Credit Suisse Asset Management, LLC (“CSAM”) prior to [   ], 2026 and May 1, 2024, respectively). Mr. Burton earned a B.S. in Economics with concentrations in Finance and Accounting from the University of Pennsylvania’s Wharton School of Business. Mr. Burton is a CFA charter holder.

Scott Ikuss, Senior Vice President, is a Portfolio Manager and trader specializing in derivatives. He has been a member of the Commodities Team since 2023 (including during such periods when the Portfolio’s investment adviser was UBS Asset Management (Americas) and CSAM prior to [    ], 2026 and May 1, 2024, respectively). Previously, he served as a Portfolio Manager-Global Commodities & Natural Resources Equities at DWS Group from May 2016 to December 2022. Mr. Ikuss earned a B.A. in Economics from Rutgers University.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the portfolio.

Job titles indicate position with the Adviser.

More about the portfolio

The management firm

O’Connor Alternative Investments, LLC
110 East 59th Street
New York, NY 10022

●	Investment manager for the portfolio and the Subsidiary

●	Responsible for managing the portfolio’s assets according to its goal and strategies

●	Responsible for providing certain administrative services for the portfolio

●	Is an indirect wholly owned subsidiary of Cantor Fitzgerald, L.P. and an affiliate of Cantor Fitzgerald Investment Advisors, L.P., which was formed in 2010 and became registered in 2011 as an investment advisor with the SEC under the Investment Advisers Act of 1940, as amended, and serves as an investment adviser to individuals, pension plans, charitable organizations, and registered funds

O’Connor Alternative Investments, LLC is referred to as “O’Connor Alternative Investments” or the “Adviser” throughout this Prospectus.

The portfolio pays management fees at the annual rate of 0.59% of its average daily net assets. The Trust, on behalf of the portfolio, has entered into an Investment Advisory Agreement with O’Connor Alternative Investments (the “Investment Advisory Agreement”) which bundles the management and administration fees into a single fee. A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement will be available in the portfolio’s report filed on Form N-CSR to shareholders for the [year ended December 31, 2025].

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Pursuant to an expense limitation agreement, O’Connor Alternative Investments will limit the portfolio’s operating expenses to 1.05% for Class 1 shares and 0.80% for Class 2 shares of the portfolio’s average daily net assets at least through [ ], 2027. This limit excludes certain expenses, including interest charges on portfolio borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired portfolio fees and expenses, short sale dividends and extraordinary expenses (e.g., litigation and indemnification and any other costs and expenses that may be approved by the Board of Trustees). The Trust is authorized to reimburse O’Connor Alternative Investments for management fees previously waived and/or for expenses previously paid by O’Connor Alternative Investments, provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by O’Connor Alternative Investments and the reimbursement does not cause the applicable class’s aggregate expenses, on an annualized basis to exceed either (i) the applicable expense limited in effect at the time such fees were waived or such expenses were paid by O’Connor Alternative Investments or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before [ ], 2027.

As discussed in the “Principal Investment Strategies” section, the portfolio may invest up to 25% of its total assets in the Subsidiary. The Subsidiary has entered into a separate contract with O’Connor Alternative Investments whereby O’Connor Alternative Investments or its affiliates provide investment advisory and other services to the Subsidiary. Neither O’Connor Alternative Investments nor any affiliate receives separate compensation from the Subsidiary for providing it with investment advisory or administrative services. However, the portfolio pays O’Connor Alternative Investments and its affiliates based on the portfolio’s assets, including the assets in the Subsidiary.

Prior to [   ], 2026, UBS AM (Americas) served as the investment manager to the portfolio. On May 28, 2025, UBS AM (Americas) entered into a definitive agreement with O’Connor Alternative Investments pursuant to which O’Connor Alternative Investments agreed to acquire UBS AM (Americas)’s O’Connor investment platform. On [  ], 2025, the portfolio’s shareholders approved the Investment Advisory Agreement and elected four new trustees (the “New Trustees”), who currently oversee other registered investment companies advised by Cantor Fitzgerald Investment Advisors, L.P., an affiliate of O’Connor Alternative Investments, to succeed the portfolio’s previous trustees. The New Trustees took office on [   ], 2026, and the Investment Advisory Agreement went into effect on [    ], 2026.

For the 2025 fiscal year, the portfolio paid UBS AM (Americas) 0.59% of its average net assets for advisory and co-administration services, after waivers and expense reimbursements, if any.

Prior to May 1, 2024, CSAM served as the investment manager to the portfolio. Effective May 1, 2024, CSAM merged into UBS AM (Americas), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the portfolio.

Share valuation

The price at which you purchase or redeem shares is based on the next calculation of NAV after an order is received, subject to the order being accepted by the portfolio or its designated agent in good form. An order is considered to be in good form if it includes all necessary information and documentation related to a purchase or redemption request and, if applicable, payment in full of the purchase amount. The portfolio’s NAV per share is calculated by dividing the value of a portfolio’s total assets less liabilities (including portfolio expenses, which are accrued daily) by the total number of outstanding shares. To the extent that the portfolio holds portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the portfolio does not price shares, the NAV of the portfolio’s shares may change on days when shareholders will not be able to purchase or redeem shares. The NAV per share of the portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”) on the days the NYSE is open for trading. This is normally 4:00 p.m. Eastern time. The portfolio’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, the portfolio’s shares will not be priced on the holidays listed in the SAI. See the section titled “Portfolio Valuations” in the SAI for more detail.

The pricing and valuation of portfolio securities is determined in good faith in accordance with the portfolio’s policies and procedures established by the Board of Trustees. In determining the value of the portfolio’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Instruments with maturities in excess of 60 days are valued at prices provided by a third-party pricing source. The portfolio normally uses third-party pricing services to obtain market quotations.

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Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable. Fair value determinations are made in accordance with the policies and procedures approved by the Board. Market quotations may not be readily available or may be determined to be unreliable when a security’s value or a meaningful portion of the portfolio’s portfolio is believed to have been materially affected by a significant event. A significant event is an event that is likely to materially affect the value of the portfolio’s investment. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Distributions

As a portfolio investor, you will receive distributions.

The portfolio earns income from structured notes and swap agreements, dividends from stocks and interest from bond, money market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.

The portfolio declares and pays dividends quarterly. The portfolio typically distributes capital gains annually, usually in December. The portfolio may make additional distributions at other times if necessary to maintain its treatment as a regulated investment company and/or avoid federal income and excise taxes. Unless otherwise specified, distributions will be reinvested automatically in additional shares of the portfolio.

Estimated year-end distribution information, including record and payment dates, generally will be available late in the year at [ ] or by calling 877-870-2874.

Taxes

The IRS has issued a ruling that income realized from certain types of commodity-linked swaps, would not be qualifying income. As a result, any income the portfolio derives from direct investments in such commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10% of the portfolio’s gross income in order for the portfolio to satisfy the source of income requirement. If the portfolio fails to qualify as a RIC, the portfolio will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income also would be taxable to shareholders as an ordinary dividend to the extent attributable to the portfolio’s current or accumulated earnings and profits. If the portfolio were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the portfolio would be subject to diminished returns. The portfolio anticipates treating income and gain from the Subsidiary and from commodity-linked notes as qualifying income.

For a discussion of the tax status of a variable contract or pension or retirement plan, refer to the prospectus of the sponsoring participating insurance company separate account or plan documents or other informational materials supplied by plan sponsors. Because shares of the portfolio may be purchased only through variable contracts and plans, income dividends and capital gain distributions from the portfolio are taxable, if at all, to the participating insurance companies and plans and the variable contract owner or plan participant generally will not be subject to tax on such dividends and distributions until they are distributed to such owner or participant from their respective variable contract or plan.

The portfolio intends to comply with the diversification and investor control requirements currently imposed by the Code on separate accounts of insurance companies as a condition of maintaining the tax-deferred status of variable contracts. If the portfolio or a separate account did not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

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Because each contract holder’s situation is unique, ask your tax professional about the tax consequences of your investment.

Statements and reports

The portfolio produces financial reports, which include a list of the portfolio’s holdings, semiannually and updates its Prospectus annually. The portfolio generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the portfolio may choose to mail only one report, Prospectus or proxy statement to your household, even if more than one person in the household has an account with the portfolio. Please call 877-870-2874 if you would like to receive additional reports, Prospectuses or proxy statements.

The portfolio discloses its portfolio holdings and certain of the portfolio’s statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, [    ]. This information is posted on the portfolio’s website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of the portfolio’s policies and procedures with respect to disclosure of its portfolio securities is available in the portfolio’s SAI.

Buying and selling shares

The portfolio offers its shares to (1) insurance company separate accounts that fund both variable contracts and variable life insurance contracts and (2) tax-qualified pension and retirement plans including participant-directed plans which elect to make the portfolio an investment option for plan participants. Due to differences of tax treatment and other considerations, the interests of various variable contract owners and plan participants participating in the portfolio may conflict. The Board of Trustees will be informed of any material conflicts that may arise and will determine what action, if any, should be taken. If a conflict occurs, the Board of Trustees may require one or more insurance company separate accounts and/or plans to withdraw its investments in the portfolio, which may cause the portfolio to sell securities at disadvantageous prices and disrupt orderly portfolio management.

The Board of Trustees also may determine not to sell shares of the portfolio to any variable contract or plan or may suspend or terminate the offering of shares of the portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the portfolio.

You may not buy or sell shares of the portfolio directly; you may only buy or sell shares through variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies or through tax-qualified pension and retirement plans. The portfolio may not be available in connection with a particular contract or plan.

An insurance company’s separate accounts buy and sell shares of the portfolio at NAV, without any sales or other charges. Each insurance company receives orders from its contract holders to buy or sell shares of the portfolio on any business day that the portfolio calculates its NAV. If the order is received by the insurance company prior to the close of regular trading on the NYSE, the order will be executed at that day’s NAV.

Plan participants may buy shares of the portfolio through their plan by directing the plan trustee to buy shares for their account in a manner similar to that described above for variable annuity and variable life insurance contracts. You should contact your plan sponsor concerning the appropriate procedure for investing in the portfolio.

The portfolio reserves the right to:

●	charge a wire-redemption fee

●	make a “redemption in kind”-payment in portfolio securities rather than cash-for certain large redemption amounts that could hurt portfolio operations

●	suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

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●	stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

Frequent purchases and sales of portfolio shares

Frequent purchases and redemptions of portfolio shares present risks to the contract owners or plan participants who hold shares of the portfolio through their annuity contracts or pension plans over the long term. These risks include the potential for dilution in the value of portfolio shares; interference with the efficient management of the portfolio, such as the need to keep a larger portion of the portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve the portfolio’s investment objective; losses on the sale of investments resulting from the need to sell securities at less favorable prices; and increased brokerage and administrative costs. These risks may be greater for portfolios investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of “stale” or otherwise inaccurate prices for portfolio holdings (e.g., “time zone arbitrage”).

The portfolio will take steps to detect and eliminate excessive trading in portfolio shares, pursuant to the portfolio’s policies as described in this Prospectus and approved by the Board of Trustees. The portfolio defines excessive trading or “market timing” as two round trips (purchase and redemption of comparable assets) by an investor within 60 days. A contract owner or plan participant that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the series of the Cantor Select Portfolios Trust (“Cantor Funds”). In determining whether the account has engaged in market timing, the portfolio considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the [Cantor Funds] and their shareholders. The portfolio’s distributor enters into agreements with financial intermediaries such as insurance company separate accounts and tax-qualified pension and retirement plans that require such financial intermediaries to provide certain information to help detect frequent trading activity by their contract holders or plan participants and to eliminate frequent trading by these contract holders and plan participants.

The portfolio reserves the right to reject a purchase or exchange purchase order for any reason with or without prior notice to the insurance contract or plan. In particular, the portfolio reserves the right to reject a purchase or an exchange purchase order from any insurance contract or plan that in its opinion has not taken effective steps to detect and prevent frequent purchases and sales of portfolio shares.

The portfolio has also adopted fair valuation policies to protect the portfolio from “time zone arbitrage” with respect to foreign securities holdings and other trading practices that seek to take advantage of “stale” or otherwise inaccurate prices. See “More About The Portfolio-Share Valuation.”

There can be no assurance that these policies and procedures will be effective in limiting excessive trading in all cases. Also, contract holders and plan participants who invest in the portfolio through insurance company separate accounts and plans may be subject to the policies and procedures of their insurance companies and plans with respect to excessive trading of portfolio shares, which may define market timing differently than the portfolio does and have different consequences associated with it.

The portfolio’s policies and procedures may be modified or terminated at any time upon notice of material changes to shareholders and prospective investors.

Other information

About the distributor

Ultimus Fund Distributors, LLC (“Ultimus”), is the principal underwriter and distributor of the portfolio’s shares on a best-efforts basis, subject to various conditions, and serves as the portfolio’s exclusive agent for the distribution of the portfolio’s shares. Ultimus may sell the portfolio’s shares to or through qualified securities dealers or others. Effective [ ], 2026, Ultimus replaced UBS Asset Management (US) Inc. as the portfolio’s distributor.

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Class 1 of the portfolio has adopted a Rule 12b-1 plan pursuant to the rules under the 1940 Act to pay distribution and service fees for the sale and servicing of Class 1 shares. Under the 12b-1 plan, Ultimus is paid 0.25% per annum of the average daily net assets of Class 1 shares. Since the fees are paid out of Class 1 assets on an ongoing basis, over time these fees will increase the cost of your investment in Class 1 shares. These fees may cost you more than paying other types of sales charges.

Distribution and service fees are used to pay Ultimus to promote the sale of Class 1 shares and the servicing of accounts of Class 1 of the portfolio. Under the 12b-1 plan, Class 1 pays a fee to the distributor, which in turn remits all or a portion of the fee to participating insurance companies and pension and retirement plans to reimburse them for various costs incurred or paid by these companies and plans in connection with marketing, distributing and servicing Class 1 shares. The distributor may remit payments to the participating insurance company’s affiliated broker-dealers or other affiliated company rather than to a participating insurance company itself. Examples of expenses payable under the 12b-1 plan include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature) to policyholders and plan participants, holding seminars and sales meetings, providing customer service to policyholders and plan participants and paying sales compensation to insurance company and plan employees.

With respect to the portfolio, Ultimus or O’Connor Alternative Investments and its affiliates may make additional payments out of their own resources to firms offering shares of the portfolio for providing administration, subaccounting, transfer agency and/or other services. Ultimus or O’Connor Alternative Investments or its affiliates may also make payments out of past profits and other available sources for marketing, promotional or related expenses. Such payments may be made to insurance companies and other entities offering shares of the portfolio and/or providing services with respect to such shares. The amount of these payments is determined by Ultimus or its affiliates and may be substantial. For further information on the distributor’s payments for distribution and shareholder servicing, see “Management of the Trust-Shareholder Servicing” in the SAI.

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For more information

This Prospectus is intended for use in connection with certain insurance products and pension and retirement plans. Please refer to the prospectus of the sponsoring participating insurance company separate account or to the plan documents or other informational materials supplied by plan sponsors for information regarding distributions and instructions on purchasing or selling a variable contract and on how to select the portfolio as an investment option for a variable contract or plan. More information about the portfolio is available free upon request, including the following:

Annual/Semiannual Reports to Shareholders

Includes financial statements, portfolio investments and detailed performance information.

The Annual Report also contains a letter from the portfolio managers discussing market conditions and investment strategies that significantly affected portfolio performance during its past fiscal year.

Other Information

A current SAI, which provides more details about the portfolio, is on file with the SEC and is incorporated by reference.

You may visit the SEC’s Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information.

Please contact the portfolio to obtain, without charge, the SAI, Annual and Semiannual Reports and other information, and to make shareholder inquiries:

By Telephone:
[ ]

By Facsimile:
[ ]

By Mail:
Cantor Fitzgerald Variable Insurance Trust
[P.O. Box 219916
Kansas City, MO 64121-9916]

By Overnight or Courier Service:
SS&C Global Investor and Distribution Solutions, Inc.
Attn: Cantor Fitzgerald Variable Insurance Trust
[801 Pennsylvania Ave
Kansas City, MO 64105-1307]

On the Internet:
[ ]

The portfolio’s SAI and Annual and Semiannual Reports are available on O’Connor Alternative Investments’ website, [ ].

SEC file number:
Cantor Fitzgerald Variable Insurance Trust     811-07261

[P.O. Box 219916, Kansas City, MO 64121-9916]
[877-870-2874] ● [ ]
[Ultimus Fund Distributors, LLC., Distributor.]

[code]

2

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED DECEMBER 3, 2025

Cantor Fitzgerald Variable Insurance Trust
Statement of Additional Information | [ ], 2026
Class 1 and Class 2 Shares

Cantor Fitzgerald Commodity Return Strategy Portfolio (ticker symbol: Class 1-CCRSX and Class 2-CCRRX)

This Statement of Additional Information (the “SAI”) provides information about the Cantor Fitzgerald Commodity Return Strategy Portfolio (the “Portfolio”), a series of Cantor Fitzgerald Variable Insurance Trust (the “Trust”), that supplements information contained in the Prospectus for the Portfolio, dated [ ], 2026, as amended or supplemented from time to time (the “Prospectus”).

The Portfolio’s audited Annual Report dated December 31, 2024 and the Portfolio’s unaudited Semi-Annual Report dated June 30, 2025, which either accompany this SAI or has previously been provided to the investor to whom this SAI is being sent, are incorporated herein by reference.

This SAI is not itself a prospectus and should be read in conjunction with the Prospectus. Copies of the Portfolio’s Prospectus, Annual Report and Semi-Annual Report may be obtained by writing or telephoning:

Cantor Fitzgerald Variable Insurance Trust
[P.O. Box 219916
Kansas City, MO 64121-9961
1-877-870-2874]

O’Connor Alternative Investments, LLC (“O’Connor Alternative Investments” or the “Adviser”), acts as the Portfolio’s investment manager.

Investment objective and policies

The following information supplements the discussion of the Portfolio’s investment objective and policies in the Prospectus. There are no assurances that the Portfolio will achieve its investment objective.

Investment objective

The investment objective of the Portfolio is to seek total return. The Portfolio’s investment objective may be changed by its Board of Trustees (referred to herein as the “Board”) without shareholder approval.

Information regarding underlying index

The Bloomberg commodity index total return. The Portfolio is designed to achieve positive total return relative to the performance of the Bloomberg Commodity Index Total Return (the “BCOM Index”). The BCOM Index is a broadly diversified futures index currently composed of futures contracts on 24 physical commodities. The BCOM Index is composed of commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange, and Brent crude oil, which trades on the Intercontinental Exchange. Unlike equities, which entitle the holder to a continuing stake in a corporation, commodity futures contracts specify a delivery date for the underlying physical commodity. In order to avoid delivery and maintain a long futures position, nearby contracts must be sold and contracts that have not yet reached the delivery period must be purchased. This process is known as “rolling” a futures position, and the BCOM Index is a “rolling index”.

The BCOM Index is designed to be a liquid benchmark for commodity investment, and is weighted using dollar-adjusted liquidity and production data. The BCOM Index relies on data that is internal to the futures markets (liquidity) and external to the futures markets (production) in determining relative weightings. To determine its component weightings, the BCOM Index relies primarily on liquidity data, or the relative amount of trading activity of a particular commodity. Liquidity is an important indicator of the value placed on a commodity by financial and physical market participants. The BCOM Index also relies to a lesser extent on dollar-adjusted production data. Production data, although a useful measure of economic importance, may underestimate the economic significance of storable commodities (e.g., gold) at the expense of relatively non-storable commodities (e.g., live cattle). Production data alone also may underestimate the investment value that financial market participants place on certain commodities. All data used in both the liquidity and production calculations is averaged over a five-year period.

The BCOM Index is designed to provide diversified exposure to commodities as an asset class, rather than being driven by micro-economic events affecting one commodity market or sector; this approach may provide relatively low levels of volatility, although this cannot be guaranteed.

To ensure that no single commodity or commodity sector dominates the BCOM Index, the BCOM Index relies on several diversification rules. Among these rules are the following:

●	No related group of commodities (e.g., energy, precious metals, livestock and grains) may constitute more than 33% of the BCOM Index.

●	No single commodity may constitute less than 2%, as liquidity allows, or more than 15% of the BCOM Index, at the beginning of the year.

These diversification rules are applied annually to the BCOM Index, when the BCOM Index is reweighted and rebalanced on a price-percentage basis. Reweighting means that, in general, the BCOM Index may reallocate out of commodities that have appreciated in value and into commodities that have underperformed.

The Portfolio is not sponsored, endorsed, sold or promoted by Bloomberg L.P. (“Bloomberg”) or any of its subsidiaries or affiliates. None of Bloomberg or any of its subsidiaries or affiliates makes any representation or warranty, express or implied, to the owners of or investors in the Portfolio or any member of the public regarding the advisability of investing in securities or commodities generally or in the Portfolio particularly.

Investment policies and strategies

The Prospectus identifies and summarizes the individual types of securities in which the Portfolio invests as part of its principal investment strategies and the principal risks associated with such investments. The investments, investment policies and investment restrictions set out below supplement those set forth in the Prospectus. The Portfolio’s investments must be consistent with its investment objective and policies. Unless otherwise indicated, the Portfolio is permitted, but not obligated, to engage in the investment strategies and invest in the investments which are described below, subject to any percentage limitations set forth therein. Any percentage limitation on the Portfolio’s ability to invest in debt securities will not be applicable during periods when the Portfolio pursues a temporary defensive strategy as discussed below.

Descriptions in this SAI of a particular investment practice or technique in which the Portfolio may engage or a financial instrument which the Portfolio may purchase are meant to describe the spectrum of investments that O’Connor Alternative Investments, LLC (“O’Connor Alternative Investments”), in its discretion, may, but is not required to, use in managing the Portfolio’s portfolio. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not, in the judgment of O’Connor Alternative Investments, be available, permissible, economically feasible or effective for their intended purposes in some or all markets, in which case the Portfolio may determine not to use them. Certain practices, techniques or instruments may not be principal activities of the Portfolio but, to the extent employed, could from time to time have a material impact on the Portfolio’s performance.

Commodity-linked derivatives—The Portfolio may invest in commodity-linked derivative instruments, such as structured notes, swap agreements, commodity options, futures and options on futures, which are designed to provide exposure to the investment returns of real assets. Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. The value of commodity-linked derivative instruments may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities.

Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. The reverse may be true during “bull markets,” when the value of traditional securities such as stocks and bonds is increasing. Under such favorable economic conditions, the Portfolio’s investments may be expected not to perform as well as an investment in traditional securities. Over the long term, the returns on commodity-linked derivative instruments are expected to exhibit low or negative correlation with stocks and bonds.

The Portfolio will enter into commodity-linked derivative transactions only with financial institutions experienced with such products that have investment grade credit ratings. In the event such a counterparty’s rating falls below investment grade, O’Connor Alternative Investments in its discretion will determine whether to dispose of such security.

In selecting investments for the Portfolio’s portfolio, O’Connor Alternative Investments evaluates the merits of the investments primarily through the exercise of its own investment analysis. In the case of derivative instruments, that process may include the evaluation of the underlying commodity, futures contract, index or other economic variable that is linked to the instrument, the issuer of the instrument, and whether the principal of the instrument is protected by any form of credit enhancement or guarantee.

Resolution measures—Certain structured notes issued by European issuers may subject a fund that purchases them to the imposition of “resolution measures” required under the European Union Bank Recovery and Resolution Directive. Such measures include the power to (i) write down, including to zero, any payment on the notes; (ii) convert the notes into ordinary shares or certain other equity instruments; and/or (iii) apply any other resolution measure, including, but not limited to, any transfer of the notes to another entity, the amendment of the terms and conditions of the notes or the cancellation of the notes. If a resolution measure becomes applicable to the structured notes held by a fund, the fund could lose some or all of its investment.

Swap agreements—The Portfolio may enter into swap agreements with respect to interest rates, specific securities or commodities and indices of securities or commodities, and mortgage, credit and event-linked swaps, and to the extent it may invest in foreign-currency denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchase and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Index swaps involve the exchange by the Portfolio with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values.

The Portfolio intends to invest in commodity swap agreements. An investment in a commodity swap agreement may, for example, involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Portfolio may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Portfolio may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the Secured Overnight Financing Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Portfolio may be required to pay a higher fee at each swap reset date.

Most swap agreements entered into by the Portfolio would calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Consequently, the Portfolio’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement.

Whether the Portfolio’s use of swap agreements will be successful in furthering its investment objective of total return will depend on O’Connor Alternative Investments’ ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may lack liquidity. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Pursuant to restrictions imposed on the Portfolio by the Internal Revenue Code of 1986, as amended (the “Code”), which limit the Portfolio’s ability to use swap agreements, the Portfolio limits its investments in commodity-linked swap agreements so that the income derived from commodity-linked swap agreements is limited to a maximum of 10% of the Portfolio’s gross income.

Interest rate, index and mortgage swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate, index and mortgage swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate, index or mortgage swap defaults, the Portfolio’s risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

The Subsidiary (defined below) may invest without limit in commodity-linked swap agreements.

Limitations on leverage—As discussed in the Prospectus, some of the structured notes in which the Portfolio invests may involve leverage. Economic leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would expect to receive based on the amount contributed to the investment. Economically leveraged structured notes can increase the gain or the loss associated with changes in the value of the underlying instrument. The Portfolio will seek to limit the amount of economic leverage it has under one structured note in which it invests and the leverage of the Portfolio’s overall portfolio. The Portfolio will not invest in a structured note if, at the time of purchase: that note’s “leverage ratio” exceeds 300% of the price increase (or decrease) in the underlying index; or the Portfolio’s “portfolio leverage ratio” exceeds 150%, measured at the time of purchase.

“Leverage ratio” is the expected increase in the value of a structured note, assuming a one percent price increase in the underlying index. In other words, for a structured note with a leverage factor of 150%, a 1% gain in the underlying index would be expected to result in a 1.5% gain in value for the structured note. “Portfolio leverage ratio” is defined as the average (mean) leverage ratio of all instruments in the Portfolio’s portfolio, weighted by the market values of such instruments. To the extent that the policy on the Portfolio’s use of leverage stated above conflicts with the Investment Company Act of 1940, as amended (the “1940 Act”), or the rules and regulations thereunder, the Portfolio will comply with the applicable provisions of the 1940 Act.

Principal protection—Commodity-linked structured notes and certain other commodity-linked instruments may be principal protected, partially protected, or offer no principal protection. A principal protected hybrid instrument means that the issuer will pay, at a minimum, the par value of the note at maturity. Therefore, if the commodity value to which the hybrid instrument is linked declines over the life of the note, the Portfolio will receive at maturity the face or stated value of the note.

With a principal protected commodity-linked instrument, the Portfolio would receive at maturity the greater of the par value of the note or the increase in value of the underlying commodity index. This protection is, in effect, an option whose value is subject to the volatility and price level of the underlying commodity index. This optionality can be added to an instrument, but only for a cost higher than that of a partially protected (or no protection) instrument. O’Connor Alternative Investments’ decision on whether to use principal protection depends in part on the cost of the protection. The Portfolio will, however, limit commodity-linked notes without principal protection to 10% of its total assets. In addition, the utility of the protection feature depends upon the ability of the issuer to meet its obligation to buy back the security, and therefore depends on the creditworthiness of the issuer.

With full principal protection, the Portfolio will receive at maturity of the commodity-linked instrument either the stated par value of the commodity-linked instrument, or, potentially, an amount greater than the stated par value if the underlying commodity index, futures contract or economic variable to which the commodity-linked instrument is linked has increased in value. Partially protected commodity-linked instruments may suffer some loss of principal if the underlying commodity index, futures contract or economic variable to which the commodity-linked instrument is linked declines in value during the term of the commodity-linked instrument. However, partially protected commodity-linked instruments have a specified limit as to the amount of principal that they may lose.

The Portfolio may also invest in commodity-linked instruments that offer no principal protection. At maturity, there is a risk that the underlying commodity index, futures contract or other economic variable may have declined sufficiently in value such that some or all of the face value of the instrument might not be returned. Some of the instruments that the Portfolio may invest in may have no principal protection and the instrument could lose all of its value.

With a partially-protected or no-principal-protection commodity-linked instrument, the Portfolio may receive at maturity an amount less than the instrument’s par value if the commodity index or other economic variable value to which the note is linked declines over the term of the note. O’Connor Alternative Investments, at its discretion, may invest in a partially protected principal structured note or, within the 10% limitation set forth above, a note without principal protection. In deciding to purchase a note without principal protection, O’Connor Alternative Investments may consider, among other things, the expected performance of the underlying commodity index, commodity futures contract or other economic variable over the term of the note, the cost of the note, and any other economic factors which O’Connor Alternative Investments believes are relevant.

The Portfolio does not currently expect to invest more than 25% of its total assets in structured notes under whose terms the potential loss, either at redemption or maturity, is expected to exceed 50% of the face value of the notes, calculated at the time of investment. The Portfolio does not currently intend to invest more than 10% of its total assets in notes that mature in more than 19 months.

Resolution measures—Certain structured notes issued by European issuers may subject a fund that purchases them to the imposition of “resolution measures” required under the European Union Bank Recovery and Resolution Directive. Such measures include the power to (i) write down, including to zero, any payment on the notes; (ii) convert the notes into ordinary shares or certain other equity instruments; and/or (iii) apply any other resolution measure, including, but not limited to, any transfer of the notes to another entity, the amendment of the terms and conditions of the notes or the cancellation of the notes. If a resolution measure becomes applicable to the structured notes held by a portfolio, the portfolio could lose some or all of its investment.

Hedging generally—The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options and futures transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by the Portfolio, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Portfolio’s assets.

In hedging transactions based on an index, whether the Portfolio will realize a gain or loss depends upon movements in the level of securities prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. The risk of imperfect correlation increases as the composition of the Portfolio’s assets varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, the Portfolio’s hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such “over hedging” or “under hedging” may adversely affect the Portfolio’s net investment results if the markets do not move as anticipated when the hedge is established. Securities index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the securities index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the securities index and movements in the price of securities index futures, a correct forecast of general market trends by O’Connor Alternative Investments still may not result in a successful hedging transaction.

The Portfolio will engage in hedging transactions only when deemed advisable by O’Connor Alternative Investments, and successful use by the Portfolio of hedging transactions will be subject to O’Connor Alternative Investments’ ability to predict trends in currency, interest rate or securities markets, as the case may be, and to predict correctly movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends. Losses incurred in hedging transactions and the costs of these transactions will affect the Portfolio’s performance.

To the extent that the Portfolio engages in commodity-linked derivatives and in the strategies described herein, the Portfolio may experience losses greater than if these strategies had not been utilized. In addition to the risks described, these instruments may lack liquidity and/or be subject to trading limits, and the Portfolio may be unable to close out a position without incurring substantial losses, if at all. The Portfolio is also subject to the risk of a default by a counterparty to an over-the-counter (“OTC”) transaction.

Interest rate caps, floors and collars—Forms of swap agreements also include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

The Portfolio may enter into interest rate caps, floors and collars for hedging purposes or to seek to increase total return (speculation). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

Options and currency exchange transactions

The Portfolio may purchase and write (sell) options on securities, securities indices, currencies, swap agreements and commodity indices for hedging purposes or to increase total return. Up to 20% of the Portfolio’s total assets may be at risk in connection with investing in options on securities (other than swaps), securities indices and currencies. The Portfolio may invest without limit in swaptions. The amount of assets considered to be “at risk” in these transactions is, in the case of purchasing options, the amount of the premium paid, and, in the case of writing options, the value of the underlying obligation.

Securities options—The Portfolio may write covered put and call options on stock and debt securities and may purchase such options that are traded on foreign and U.S. exchanges, as well as OTC options. The Portfolio realizes fees (referred to as “premiums”) for granting the rights evidenced by the options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified time period or at a specified time. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time.

The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use. However, for an option writer the exposure to adverse price movements in the underlying security or index is potentially unlimited during the exercise period. Writing securities options may result in substantial losses to the Portfolio, force the sale or purchase of portfolio securities at inopportune times or at less advantageous prices, limit the amount of appreciation the Portfolio could realize on its investments or require the Portfolio to hold securities it would otherwise sell.

The principal reason for writing covered options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the Portfolio as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). When the Portfolio writes call options, it retains the risk of a decline in the price of the underlying security. The size of the premiums that the Portfolio may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices decline, the put writer would expect to suffer a loss. This loss may be less than the loss from purchasing the underlying instrument directly to the extent that the premium received offsets the effects of the decline.

In the case of options written by the Portfolio that are deemed covered by virtue of the Portfolio’s holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Portfolio has written options may exceed the time within which the Portfolio must make delivery in accordance with an exercise notice. In these instances, the Portfolio may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Portfolio will not bear any market risk, since the Portfolio will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed securities, but the Portfolio may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Additional risks exist with respect to certain of the securities for which the Portfolio may write covered call options. For example, if the Portfolio writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, the Portfolio will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.

Options written by the Portfolio will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money” and “out-of-the-money,” respectively. The Portfolio may write (i) in-the-money call options when O’Connor Alternative Investments expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when O’Connor Alternative Investments expects that the price of the underlying security will remain flat or advance moderately during the option period and (iii) out-of-the-money call options when O’Connor Alternative Investments expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be used in the same market environments that such call options are used in equivalent transactions. To secure its obligation to deliver the underlying security when it writes a call option, the Portfolio will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “Clearing Corporation”) and of the securities exchange on which the option is written.

Prior to their expirations, put and call options may be sold in closing sale or purchase transactions (sales or purchases by the Portfolio prior to the exercise of options that it has purchased or written, respectively, of options of the same series) in which the Portfolio may realize a profit or loss from the sale. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the OTC market. When the Portfolio has purchased an option and engages in a closing sale transaction, whether the Portfolio realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Portfolio initially paid for the original option plus the related transaction costs. Similarly, in cases where the Portfolio has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. The Portfolio may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option’s expiration). The obligation of the Portfolio under an option it has written would be terminated by a closing purchase transaction (the Portfolio would not be deemed to own an option as a result of the transaction). So long as the obligation of the Portfolio as the writer of an option continues, the Portfolio may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Portfolio to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Portfolio effects a closing purchase transaction. The Portfolio cannot effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, the Portfolio’s ability to terminate options positions established in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in OTC transactions would fail to meet their obligations to the Portfolio. The Portfolio, however, will purchase OTC options only from dealers whose debt securities, as determined by O’Connor Alternative Investments, are considered to be investment grade. If, as a covered call option writer, the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security and would continue to be at market risk on the security.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Portfolio and other clients of O’Connor Alternative Investments and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options the Portfolio will be able to purchase on a particular security.

Securities and commodities index options—The Portfolio may purchase and write exchange- or board of trade-listed and OTC put and call options on securities and commodities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. A commodities index measures the movement of a certain group of commodities by assigning relative values to the commodities included in the index, fluctuating with changes in the market values of the commodities included in the index.

Some securities index options are based on a broad market index, such as the New York Stock Exchange, Inc. (“NYSE”) Composite Index, or a narrower market index, such as the Standard & Poor’s 100. Indices may also be based on a particular industry or market segment.

Options on securities and commodities indices are similar to options on securities and commodities, respectively, except that the delivery requirements are different. Instead of giving the right to take or make delivery of securities or commodities, respectively, at a specified price, an option on a securities or commodities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the securities or commodities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities and commodities index options may be offset by entering into closing transactions as described above for securities and commodities options.

Uncovered options transactions—The Portfolio may write options that are not covered (or so called “naked options”) on portfolio securities. When the Portfolio sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When the Portfolio sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Portfolio that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk, especially with preferred and debt securities that lack liquidity, that the securities may not be available for purchase. Uncovered put options have speculative characteristics and the potential loss is substantial.

OTC options—The Portfolio may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying securities to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If the Portfolio were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Portfolio, the Portfolio would lose the premium it paid for the option and the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while OTC or dealer options do not. Consequently, the Portfolio will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Portfolio writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote the option. Although the Portfolio will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Portfolio, there can be no assurance that the Portfolio will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to the Portfolio. Until the Portfolio, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair the Portfolio’s ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous.

Options on swaps (“swaptions”)

The Portfolio may purchase and sell put and call options on swap agreements, commonly referred to as swaptions. The Portfolio will enter into such transactions for hedging purposes or to seek to increase total return. Swaptions are highly specialized investments and are not traded on or regulated by any securities exchange or regulated by the Commodity Futures Trading Commission (the “CFTC”) or the Securities and Exchange Commission (the “SEC”).

The buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

As with other options on securities, commodities, indices, or futures contracts, the price of any swaption will reflect both an intrinsic value component, which may be zero, and a time premium component. The intrinsic value component represents what the value of the swaption would be if it were immediately exercisable into the underlying swap. The intrinsic value component measures the degree to which an option is in-the-money, if at all. The time premium represents the difference between the actual price of the swaption and the intrinsic value.

The pricing and valuation terms of swaptions are not standardized and there is no clearinghouse whereby a party to the agreement can enter into an offsetting position to close out a contract. The use of swaptions, as the foregoing discussion suggests, is subject to risks and complexities beyond what might be encountered with investing directly in the securities and other traditional investments that are the referenced asset for the swap or other standardized, exchange traded options and futures contracts. Such risks include operational risks, valuation risks, credit risks, and/or counterparty risk (i.e., the risk that the counterparty cannot or will not perform its obligations under the agreement). In addition, at the time the swaption reaches its scheduled termination date, there is a risk that the Portfolio will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the performance of the Portfolio.

While the Portfolio may utilize swaptions for hedging purposes or to seek to increase total return, their use might result in poorer overall performance for the Portfolio than if it had not engaged in any such transactions. If, for example, the Portfolio had insufficient cash, it might have to sell or pledge a portion of its underlying portfolio of securities in order to meet daily mark-to-market collateralization requirements at a time when it might be disadvantageous to do so. There may be an imperfect correlation between the Portfolio’s holdings and swaptions entered into by the Portfolio, which may prevent the Portfolio from achieving the intended hedge or expose the Portfolio to risk of loss. Further, the Portfolio’s use of swaptions to reduce risk involves costs and will be subject to O’Connor Alternative Investments’ ability to predict correctly changes in interest rate relationships or other factors. No assurance can be given that O’Connor Alternative Investments’ judgment in this respect will be correct.

Currency exchange transactions

The value in U.S. dollars of the Portfolio’s assets that are invested in securities denominated in currencies other than the U.S. dollar may be affected favorably or unfavorably by a variety of factors not applicable to investment in U.S. securities, and the Portfolio may incur costs in connection with conversion between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rates may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the U.S. and a particular foreign country, including economic and political developments in other countries. Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies. The Portfolio will conduct its currency exchange transactions (i) on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into currency futures contracts or options on such contracts (as described below), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options. The Portfolio may engage in currency transactions for both hedging purposes and to increase total return, which may involve speculation.

Currency hedging—The Portfolio’s currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of the Portfolio generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. The Portfolio may not position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.

A decline in the U.S. dollar value of a foreign currency in which the Portfolio’s securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. For example, in order to protect against diminutions in the U.S. dollar value of non-dollar denominated securities it holds, the Portfolio may purchase foreign currency put options. If the value of the foreign currency does decline, the Portfolio will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the Portfolio may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the Portfolio derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs. Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved. Instead, profit to the currency trader is included in the purchase price. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, the Portfolio may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of the Portfolio’s investments and a currency hedge may not be entirely successful in mitigating changes in the value of the Portfolio’s investments denominated in that currency. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Portfolio against a price decline if the issuer’s creditworthiness deteriorates.

Currency options—The Portfolio may purchase exchange-traded put and call options on foreign currencies. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option is exercised. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option is exercised.

Forward currency contracts—A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

The Portfolio also may enter into forward currency contracts with respect to specific transactions. For example, when the Portfolio anticipates the receipt in a foreign currency of interest payments on a security that it holds, the Portfolio may desire to “lock-in” the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transaction. The Portfolio will be able thereby to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

At or before the maturity of a forward contract entered into to hedge against currency fluctuations with respect to a portfolio security, the Portfolio may either sell the portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to enter into an offsetting transaction. If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

Forward currency contracts are highly volatile, and a relatively small price movement in a forward currency contract may result in substantial losses to the Portfolio. To the extent the Portfolio engages in forward currency contracts to generate current income, the Portfolio will be subject to these risks which the Portfolio might otherwise avoid (e.g., through use of hedging transactions.)

Futures contracts

The Portfolio may enter into commodity, foreign currency, interest rate and/or commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges. The Portfolio invests in futures contracts on individual commodities or a subset of commodities and options on them through the Subsidiary. These futures contracts are standardized contracts for the future delivery of foreign currency or an interest rate sensitive security or, in the case of stock index and certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the specified index, exchange rate or interest rate. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract.

The Portfolio reserves the right to engage in transactions involving futures contracts and options on futures contracts in accordance with the Portfolio’s policies.

Futures contracts—A commodity futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indices are capitalization weighted indices that reflect the market value of the securities or commodities, respectively, represented in the indices. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

No consideration is paid or received by the Portfolio upon entering into a futures contract. Instead, the Portfolio is required to segregate with its custodian an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Portfolio fails to meet its contractual obligations. Subsequent payments, known as “variation margin,” to and from the broker, will be made daily as the currency, financial instrument or securities index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses. The Portfolio will also incur brokerage costs in connection with entering into futures contracts.

At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Portfolio may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. In such situations, if the Portfolio had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.

Despite the daily price limits on the futures exchanges, the price volatility of commodity futures contracts has been historically greater than that for traditional securities such as stocks and bonds. To the extent that the Portfolio invests in commodity futures contracts, the assets of the Portfolio, and therefore the prices of Portfolio shares, may be subject to greater volatility.

There are additional factors associated with commodity futures contracts which may subject the Portfolio’s investments in them to greater volatility than investments in traditional securities. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Portfolio is invested in futures contracts on that commodity, the value of the futures contract may change proportionately. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price of the commodity. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodities markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Portfolio. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Portfolio to reinvest the proceeds of a maturing futures contract in a new futures contract, the Portfolio might reinvest at higher or lower futures prices, or choose to pursue other investments. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of the supplies of other materials.

Futures contracts and forward contracts achieve the same economic effect: both are an agreement to purchase a specified amount of a specified asset at a specified future date for a price agreed-upon today. However, there are significant differences in the operation of the two contracts. Forward contracts are individually negotiated transactions and are not exchange traded. Therefore, with a forward contract, the Portfolio would make a commitment to carry out the purchase or sale of the underlying commodity at expiration.

For example, if the Portfolio were to buy a forward contract to purchase a certain currency at a set price for delivery in three months’ time and then, two months later, the Portfolio wished to liquidate that position, it would contract for the sale of the currency at a new price for delivery in one months’ time. At expiration of both forward contracts, the Portfolio would be required to buy the currency at the set price under the first forward contract and sell it at the agreed-upon price under the second forward contract. Even though the Portfolio has effectively offset its currency position with the purchase and sale of the two forward contracts, it must still honor the original commitment at maturity of the two contracts. By contrast, futures exchanges have central clearinghouses which keep track of all positions. To offset a long position in a futures contract, the Portfolio simply needs to sell a similar contract on the exchange. The exchange clearinghouse will record both the original futures contract purchase and the offsetting sale, and there is no further commitment on the part of the Portfolio.

Only a very small percentage of commodity futures contracts result in actual delivery of the underlying commodity. Additionally, any gain or loss on the purchase and sale of the futures contracts is recognized immediately upon the offset, while with a forward contract, profit or loss is recognized upon maturity of the forward contracts.

Options on futures contracts—The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value (“NAV”) of the Portfolio.

Regulatory aspects of derivatives instruments

O’Connor Alternative Investments is registered as a “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Portfolio. The disclosures and operations of the Portfolio must comply with all applicable CFTC regulations. Compliance with these additional regulatory requirements affects the Portfolio’s regulatory compliance costs. O’Connor Alternative Investments is not required to be registered as a “commodity trading advisor” with respect to its service as the investment manager to the Portfolio.

Transactions in options by the Portfolio are subject to limitations established by each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options the Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

Rule 18f-4 under the 1940 Act—Rule 18f-4 under the 1940 Act permits the Portfolio to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Portfolio, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Portfolio is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if the Portfolio elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless such transactions meet the Delayed-Settlement Securities Provision (as defined below under “-When-Issued Securities and Delayed Delivery Transactions”).

Unless the Portfolio is relying on the Limited Derivatives User Exception (as defined below), the Portfolio must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Portfolio to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Portfolio leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Trust’s Board, including a majority of the independent Trustees, and periodically reviews the DRMP and reports to the Trust’s Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Portfolio’s “derivatives exposure” is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Portfolio adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).

Regulation of OTC derivatives—The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), enacted in July 2010, included provisions that comprehensively regulated OTC derivatives. Dodd-Frank provided that the CFTC regulate “swaps” and that the SEC regulate “security based swaps.” Swaps include, among other things, OTC derivatives on interest rates, commodities, broad-based securities indexes, including broad-based credit default swap indexes, and currency. Security-based swaps include, among other things, OTC derivatives on single securities, baskets of securities, or narrow-based indexes, or on loans and single-name or narrow-based indexes of credit default swaps.

Dodd-Frank authorized the SEC and the CFTC to mandate that a substantial portion of OTC derivatives must be executed in regulated markets and be submitted for clearing to regulated clearinghouses and directed the SEC and CFTC to establish documentation, and dealer and major participant registration requirements for derivatives that continued to trade on the over-the-counter market. Dodd-Frank also directed the SEC, with respect to security-based swaps traded by non-banking entities, the CFTC, with respect to swaps traded by non-banking entities, and the U.S. bank regulators (the “Prudential Regulators”), with respect to security-based swaps and swaps traded by banking entities, to develop margin rules for OTC derivatives and capital rules for regulated dealers and major participants.

As a result of these regulations, several types of CFTC-regulated swaps are required to be traded on swap execution facilities and cleared through a regulated designated clearing organization (“DCO”). Swaps submitted for clearing are subject to minimum initial and variation margin requirements set by the relevant DCO.

In addition, swap dealers are required to post and collect variation margin from a fund and may be required by applicable regulations to collect initial margin from a fund in connection with trading of over-the-counter (“OTC”) swaps with a fund. Both initial and variation margin may be comprised of cash and/or securities, subject to applicable regulatory haircuts. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Further, regulations adopted by prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as a fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings.

As a contractual matter, OTC derivatives dealers typically demand the unilateral ability to increase a counterparty’s collateral requirements for cleared OTC derivatives beyond any regulatory and clearinghouse minimums and for OTC derivatives beyond any regulatory minimums. The regulators also have broad discretion to impose margin requirements on cleared and non-cleared derivatives.

These requirements may increase the amount of collateral the Portfolio is required to provide and the costs associated with providing it. OTC derivative dealers also are required to post margin to the clearinghouses through which they clear their customers’ trades instead of using such margin in their operations, as was widely permitted before Dodd-Frank. This has and will continue to increase the OTC derivative dealers’ costs, and these increased costs may be passed through to the Portfolio in the form of higher upfront and mark-to-market margin, less favorable trade pricing, and the imposition of new or increased fees, including clearing account maintenance fees. As required by the 1940 Act, margin posted by the Portfolio directly to a dealer in respect to an OTC derivative, will be posted through the fund’s custodian pursuant to a tri-party agreement. Margin posted by the Portfolio to a DCO, however, is posted directly to the Portfolio’s futures commission merchant that is the applicable member of the DCO for posting to the clearing house.

OTC derivatives are subject to counterparty risk, whereas the exposure to default for cleared derivatives is assumed by the exchange’s clearinghouse. However, the Portfolio will not face a clearinghouse directly but rather through an OTC derivatives dealer that is registered with the CFTC or SEC to act as a clearing member. The Portfolio may therefore face the indirect risk of the failure of another clearing member customer to meet its obligations to its clearing member, although the CFTC’s LSOC regulations generally mitigate much of the “fellow customer” bankruptcy risk that is applicable to cleared futures. Such requirements may make it more difficult and costly for the Portfolio to enter into highly tailored or customized transactions. They may also render certain strategies in which the Portfolio might otherwise engage impossible or so costly that they will no longer be economical to implement.

Swap dealers and major swap participants are now required to register with the CFTC and security-based swap dealers and major security-based swap participants are required to register with the SEC. Swap dealers and security-based swap dealers are subject to business conduct standards, disclosure requirements, reporting and recordkeeping requirements, transparency requirements, position limits, limitations on conflicts of interest, and other regulatory burdens. These requirements further increase the overall costs for dealers in both cleared and OTC derivatives, which costs may be passed along to the Portfolio as market changes continue to be implemented. The overall impact of these Dodd-Frank-related regulations on the Portfolio remains highly unclear.

In addition, regulations adopted by Prudential Regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Portfolio, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Portfolio’s ability to terminate existing derivatives agreements or to realize amounts to be received under such agreements.

In addition, the CFTC and the United States commodities exchanges has historically imposed limits referred to as “speculative position limits” on the maximum net long or net short speculative positions that any person may hold or control in any particular futures or options contracts traded on United States commodities exchanges, including with respect to futures and options on futures on many physical commodities, such as energy metals and agricultural commodities (the “core referenced futures contracts”), and on economically equivalent swaps. An economically equivalent swap is a swap with identical material contractual specifications, terms and conditions to a core referenced futures contract, disregarding differences with respect to any of the following: (1) lot size specifications or notional amounts, (2) post-trade risk management arrangements and (3) delivery dates for physically-settled swaps as long as these delivery dates diverge by less than one calendar day from the referenced contract’s delivery date (or, for natural gas, two calendar days). Certain position limits rules include an exemption from limits for bona fide hedging transactions or positions. A bona fide hedging transaction or position may exceed the applicable federal position limits if the transaction or position: (1) represents a substitute for transactions or positions made or to be made at a later time in a physical marketing channel; (2) is economically appropriate to the reduction of price risks in the conduct and management of a commercial enterprise; and (3) arises from the potential change in value of (A) assets which a person owns, produces, manufactures, processes or merchandises, or anticipates owning, producing, manufacturing, processing or merchandising; (B) liabilities which a person owes or anticipates incurring; or (C) services that a person provides or purchases, or anticipates providing or purchasing. The CFTC’s new position rules set forth a list of enumerated bona fide hedges for which a market participant is not required to request prior approval from the CFTC in order to hold a bona fide hedge position above the federal position limit. However, a market participant holding an enumerated bona fide hedge position still would need to request an exemption from the relevant exchange for exchange-set limits. For non-enumerated bona fide hedge positions, a market participant may request CFTC approval (directly or indirectly through the applicable exchange) which must be granted prior to exceeding the applicable federal position limit, except where there is a demonstrated sudden or unforeseen increase in bona fide hedging needs (in which case the application must be submitted within five business days after the market participant exceeds the applicable limit). As a consequence of the CFTC’s position limits, the size or duration of positions available to the Portfolio may be severely limited. All accounts owned or managed by O’Connor Alternative Investments are likely to be combined for speculative position limit purposes. The Portfolio may be required to liquidate positions it holds in order to comply with such limits, or may not be able to fully implement trading instructions generated by its trading models, in order to comply with such limits. Any such liquidation or limited implementation could result in substantial costs to the Portfolio.

Money market obligations

The Portfolio is authorized to invest, under normal conditions, up to 100% of its total assets in short-term money market obligations having remaining maturities of less than one year at the time of purchase and may invest without limit in these obligations for temporary defensive purposes. Money market instruments are short-term instruments that consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“Government Securities”); bank obligations (including certificates of deposit, time deposits and bankers’ acceptances of domestic or foreign banks, domestic savings and loans and similar institutions) that are high quality investments or, if unrated, deemed by O’Connor Alternative Investments to be high quality investments; commercial paper rated no lower than A-2 by S&P Global Ratings, a subsidiary of S&P Global Inc. (“S&P”), or Prime-2 by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; obligations of foreign governments, their agencies or instrumentalities; and repurchase agreements with respect to portfolio securities. A description of S&P’s and Moody’s ratings is in Appendix A to this SAI.

Money market mutual funds—The Portfolio may invest up to 25% of its assets in securities of money market mutual funds when O’Connor Alternative Investments believes that it would be beneficial to the Portfolio and appropriate considering the factors of return and liquidity. A money market mutual fund is an investment company that invests in short-term high quality money market instruments. A money market mutual fund generally does not purchase securities with a remaining maturity of more than one year. As a shareholder in any mutual fund, the Portfolio will bear its ratable share of the mutual fund’s expenses, including management fees, and will remain subject to payment of the Portfolio’s management fees and other expenses with respect to assets so invested.

Temporary investments

To the extent permitted by its investment objective and policies, the Portfolio may hold cash or cash equivalents pending investment or to meet redemption requests. In addition, for defensive purposes due to abnormal market conditions or economic situations as determined by O’Connor Alternative Investments, the Portfolio may reduce its holdings in other securities and invest up to 100% of its assets in cash or certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) interest-bearing instruments or deposits of the U.S. and foreign issuers. The short-term and medium-term debt securities in which the Portfolio may invest for temporary defensive purposes consist of: (a) obligations of the U.S. or foreign governments, their respective agencies or instrumentalities; (b) bank deposits or bank obligations (including certificates of deposit, time deposits and bankers’ acceptances of U.S. or foreign banks denominated in any currency); (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of U.S. and foreign corporations; and (e) repurchase agreements with banks and broker-dealers with respect to such securities.

Convertible securities

Convertible securities in which the Portfolio may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates like bonds and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by the Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require sale of such securities, although O’Connor Alternative Investments will consider such event in its determination of whether the Portfolio should continue to hold the securities.

Preferred stock

The Portfolio may invest in preferred stock. Preferred stock is subordinated to any debt the issuer has outstanding. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Preferred stock may be subject to more fluctuations in market value, due to changes in market participants’ perceptions of the issuer’s ability to continue to pay dividends, than debt of the same issuer.

Structured securities

In addition to commodity-linked structured notes, discussed above, the Portfolio may purchase any other type of publicly traded or privately negotiated fixed income security, including mortgage- and asset-backed securities; other types of structured notes; bonds or debentures; and assignments of and participations in loans.

Mortgage-backed securities—The Portfolio may invest in mortgage-backed securities, such as those issued by the Government National Mortgage Association (“GNMA”), Fannie Mae, Freddie Mac and certain foreign issuers, as well as non-governmental issuers. Non-government issued mortgage-backed securities may offer higher yields than those issued by government entities, but may be subject to greater price fluctuations. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. These securities generally are “pass-through” instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. Some mortgage-backed securities, such as collateralized mortgage obligations (or “CMOs”), make payouts of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities’ yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Portfolio’s shares.

Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool’s term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of 30-year fixed-rate mortgages in a stable fixed-rate environment, a common industry practice in the U.S. has been to assume that prepayments will result in a 12-year average life. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the Portfolio’s yield.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

Asset-backed securities—The Portfolio may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

Asset-backed securities present certain risks that are not presented by other securities in which the Portfolio may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

Collateralized mortgage obligations—The Portfolio may purchase collateralized mortgage obligations (“CMOs”) issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including those issued by the GNMA, Fannie Mae and Freddie Mac) and by private issuers. CMOs are debt obligations that are collateralized by mortgage loans or mortgage pass-through securities (collectively “Mortgage Assets”). Payments of principal of, and interest on, the Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide the funds to pay the debt service on the CMOs.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, also referred to as a “tranche,” is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates so that no payment of principal will be made on any class of the CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full. In some CMO structures, all or a portion of the interest attributable to one or more of the CMO classes may be added to the principal amounts attributable to such classes, rather than passed through to certificate holders on a current basis, until other classes of the CMO are paid in full.

Certain classes of CMOs are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest only (“IO”) and principal only (“PO”) classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying Mortgage Assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying Mortgage Assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections against the effects of prepayments. These structural protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances. Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases and vice versa.

Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.

Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, an inverse floating rate CMO class pays interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. For other CMO classes, the yield may move in the same direction as market interest rates-i.e., the yield may increase as rates increase and decrease as rates decrease-but may do so more rapidly or to a greater degree. The market value of such securities generally is more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics. For example, a CMO class may be an inverse IO class, on which the holders are entitled to receive no payments of principal and are entitled to receive interest at a rate that will vary inversely with a specified index or a multiple thereof.

Structured notes, bonds or debentures—Typically, the value of the principal and/or interest on structured notes, bonds and debentures is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Portfolio’s entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

Assignments and participations

The Portfolio may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a borrowing corporation, government or other entity (a “Borrower”) and one or more financial institutions (“Lenders”). The majority of the Portfolio’s investments in Loans are expected to be in the form of participations in Loans (“Participations”) and assignments of portions of Loans from third parties (“Assignments”). Participations typically will result in the Portfolio having a contractual relationship only with the Lender, not with the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and the Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the Borrower is determined by O’Connor Alternative Investments to be creditworthy.

When the Portfolio purchases Assignments from Lenders, the Portfolio will acquire direct rights against the Borrower on the Loan. However, since Assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

There are risks involved in investing in Participations and Assignments. The Portfolio may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Portfolio’s ability to dispose of particular Participations or Assignments when necessary to meet the Portfolio’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations and Assignments also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio’s portfolio and calculating its NAV.

In certain circumstances, Loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a Borrower or an arranger, Lenders and purchasers of interests in Loans, such as the Portfolio, will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, Lenders generally rely on the contractual provisions in the Loan agreement itself, and common-law fraud protections under applicable state law.

Foreign investments

The Portfolio may invest without limit in U.S. dollar-denominated foreign securities and may invest up to 30% of its assets in non-U.S. dollar denominated securities. Investors should recognize that investing in foreign companies involves certain risks, including those discussed below, which are in addition to those associated with investing in U.S. issuers. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments positions. The Portfolio may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

Foreign currency exchange—Since the Portfolio may invest in securities denominated in currencies other than the U.S. dollar, and since the Portfolio may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Portfolio may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Portfolio assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Portfolio. Unless otherwise contracted the rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the U.S. and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country’s central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Portfolio may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.

Information—Many of the foreign securities held by the Portfolio will not be registered with, nor will the issuers thereof be subject to reporting requirements of, the SEC.

Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally subject to financial reporting standards, practices and requirements that are either not uniform or less rigorous than those applicable to U.S. companies.

Political instability—With respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Portfolio, political or social instability, military action or domestic developments which could affect United States investments in those and neighboring countries. Any of these actions or events could have a severe effect on securities prices and impair the Portfolio’s ability to bring its capital or income back to the United States. In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on the Portfolio’s performance and the value of the Portfolio’s investments, even beyond any direct exposure the Portfolio may have to issuers located in these countries.

Foreign markets—Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable U.S. companies. Some countries have less-developed securities markets (and related transaction, registration and custody practices). Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold which may result in increased exposure to market and foreign exchange fluctuations and increased illiquidity. In addition to losses from such delays, less-developed securities markets could subject the Portfolio to losses from fraud, negligence or other actions. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to the governments of certain countries, or the U.S. Government with respect to certain countries, prohibiting or imposing substantial restrictions through capital controls and/or sanctions on foreign investing in the capital markets or certain industries in those countries. Capital controls and/or sanctions may include the prohibition of, or restrictions on, the ability to own or transfer currency, securities, derivatives or other assets and may also include retaliatory actions of one government against another government, such as seizure of assets. Any of these actions could severely impair the Portfolio’s ability to purchase, sell, transfer, receive, deliver or otherwise obtain exposure to foreign securities and assets, including the ability to transfer the Portfolio’s assets or income back into the United States, and could negatively impact the value and/or liquidity of such assets or otherwise adversely affect the Portfolio’s operations, causing the Portfolio to decline in value.

Increased expenses—The operating expenses of the Portfolio, to the extent it invests in foreign securities, may be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the Portfolio, such as the cost of converting foreign currency into U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, custodial costs, valuation costs and communication costs, may be higher than those costs incurred by other investment companies not investing in foreign securities. In addition, foreign securities may be subject to foreign government taxes that would reduce the net yield on such securities.

Access—Some countries may restrict the Portfolio’s access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the Portfolio.

Europe—A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and outside of Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Depositary receipts—Assets of the Portfolio may be invested in the securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and International Depositary Receipts (“IDRs”). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are receipts issued in Europe and IDRs, which are sometimes referred to as Global Depositary Receipts (“GDRs”), are issued outside the United States. EDRs, CDRs, GDRs and IDRs are typically issued by non-U.S. banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs, CDRs, GDRs and IDRs in bearer form are designed for use in European and non-U.S. securities markets, respectively. For purposes of the Portfolio’s investment policies, Depositary receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a Depositary receipt representing ownership of common stock will be treated as common stock.

ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through “sponsored” or “unsponsored” arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the Depositary’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the Depositary’s transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

Foreign debt securities—The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries. The relative performance of various countries’ fixed income markets historically has reflected wide variations relating to the unique characteristics of the country’s economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

The foreign government securities in which the Portfolio may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the “World Bank”), the Asian Development Bank and the Inter-American Development Bank.

Foreign government securities also include debt securities of “quasi-governmental agencies” and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government’s full faith and credit and general taxing powers.

Issuers of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

Privatizations—The Portfolio may invest in privatizations (i.e., foreign government programs of selling interests in government-owned or controlled enterprises). The ability of U.S. entities, such as the Portfolio, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

U.S. Government securities

The Portfolio may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“Government Securities”). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. Government securities also include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the U.S., Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Freddie Mac, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. The Portfolio may invest in instruments that are supported by the right of the issuer to borrow from the U.S. Treasury and instruments that are supported solely by the credit of the instrumentality or government-sponsored enterprise. Because the U.S. Government is not obligated by law to provide support to an instrumentality it sponsors, the Portfolio will invest in obligations issued by such an instrumentality only if O’Connor Alternative Investments determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Portfolio.

In September 2008, Fannie Mae and Freddie Mac were placed in conservatorship by their regulator, the Federal Housing Finance Agency. Although the U.S. Government has provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Municipal obligations

Under normal circumstances, the Portfolio may invest in “Municipal Obligations.” Municipal Obligations are debt obligations issued by or on behalf of states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities.

Municipal Obligations are issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term Municipal Obligation if the interest paid thereon is exempt from regular federal income tax.

The two principal types of Municipal Obligations, in terms of the source of payment of debt service on the bonds, consist of “general obligation” and “revenue” issues. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Consequently, the credit quality of revenue bonds is usually directly related to the credit standing of the user of the facility involved.

There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Portfolio, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. O’Connor Alternative Investments will consider such an event in determining whether the Portfolio should continue to hold the obligation. See Appendix A for further information concerning the ratings of Moody’s and S&P and their significance.

Among other instruments, the Portfolio may purchase short-term Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes and other forms of short-term loans. Such notes are issued with a short term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

Municipal Obligations are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, principal of and interest on its, or their, Municipal Obligations may be materially affected.

Bond insurer risk—The Portfolio may purchase municipal securities that are insured under policies issued by certain insurance companies. Insured municipal securities typically receive a higher credit rating which means that the issuer of the securities pays a lower interest rate. In purchasing such insured securities, O’Connor Alternative Investments gives consideration both to the insurer and to the credit quality of the underlying issuer. The insurance reduces the credit risk for a particular municipal security by supplementing the creditworthiness of the underlying bond and provides additional security for payment of the principal and interest of a municipal security. To the extent the Portfolio holds insured municipal securities, a change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Portfolio’s portfolio may affect the value of the securities they insure, the Portfolio’s share price and Portfolio performance. The Portfolio might also be adversely impacted by the inability of an insurer to meet its insurance obligations. A downgrade of municipal bond insurers rated above investment grade would substantially limit the availability of insurance sought by municipal bond issuers, thereby reducing the supply of insured municipal securities.

Alternative minimum tax bonds

The Portfolio may invest without limit in “Alternative Minimum Tax Bonds,” which are certain bonds issued after August 7, 1986 to finance certain non-governmental activities. While the income from Alternative Minimum Tax Bonds is exempt from regular federal income tax, it is a tax preference item for purposes of the federal individual “alternative minimum tax.” The alternative minimum tax is a special tax that applies to taxpayers who have certain adjustments or tax preference items. Available returns on Alternative Minimum Tax Bonds acquired by the Portfolio may be lower than those from other municipal obligations acquired by the Portfolio due to the possibility of federal, state and local alternative minimum income tax liability on Alternative Minimum Tax Bonds.

Securities of other investment companies

The Portfolio may invest in securities of other investment companies (including investment companies advised by O’Connor Alternative Investments) to the extent permitted under the 1940 Act and the rules thereunder. Presently, under the 1940 Act, the Portfolio may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the Portfolio’s total assets and (iii) when added to all other investment company securities held by the Portfolio, do not exceed 10% of the value of the Portfolio’s total assets. Pursuant to the 1940 Act and the rules thereunder, these percentage limitations, under certain circumstances, do not apply to investments in other funds. As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly in connection with its own operations. To the extent shares of the Portfolio are held by another fund, the ability of the Portfolio itself to purchase other funds may be limited.

Investment grade securities

The Portfolio may invest without limit in investment grade debt securities. Investment grade debt securities are rated in one of the four highest rating categories by Moody’s or S&P, or if unrated, are determined by O’Connor Alternative Investments to be of comparable quality. If a debt security receives different ratings from Moody’s, S&P, or another nationally recognized statistical rating organization, O’Connor Alternative Investments will treat the debt security as being rated in the highest of the rating categories. Moody’s considers debt securities rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds.

Moody’s and S&P are private services that provide ratings of the credit quality of debt securities and certain other securities. A description of the ratings assigned to corporate bonds by Moody’s and S&P is included in Appendix A to this SAI.

Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a debt security’s value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a debt security’s rating. Subsequent to a security’s purchase by the Portfolio, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. Neither event will require the sale of such securities, although O’Connor Alternative Investments will consider such event in its determination of whether the Portfolio should continue to hold the security. O’Connor Alternative Investments may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

Below investment grade securities

The Portfolio may invest up to 10% of its net assets in fixed income securities rated below investment grade and in comparable unrated securities (or in financial instruments related below investment grade securities). Investments in such securities involves substantial risk. Below investment grade and comparable unrated securities (commonly referred to as “junk bonds or high yield securities”) (i) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tends to be more sensitive to individual corporate developments and changes in economic conditions than higher quality securities. Issuers of such securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Investors should be aware that ratings are relative and subjective and are not absolute standards of quality.

To the extent a secondary trading market for below investment grade securities does exist, it generally is not as liquid as the secondary market for investment grade securities. The lack of a liquid secondary market, as well as adverse publicity and investor perception with respect to these securities, may have an adverse impact on market price and the Portfolio’s ability to dispose of particular issues when necessary to meet the Portfolio’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing the Portfolio and calculating its NAV.

Subsequent to its purchase by the Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require sale of such securities by the Portfolio, although O’Connor Alternative Investments will consider such event in its determination of whether the Portfolio should continue to hold the securities.

The market value of securities rated below investment grade is more volatile than that of investment grade securities. Factors adversely impacting the market value of these securities will adversely impact the Portfolio’s NAV. The Portfolio will rely on the judgment, analysis and experience of O’Connor Alternative Investments in evaluating the creditworthiness of an issuer. In this evaluation, O’Connor Alternative Investments will take into consideration, among other things, the issuer’s financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management and regulatory matters. The Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings of such securities.

See Appendix A for a further description of securities ratings.

Lending portfolio securities

The Portfolio may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Portfolio’s Board. These loans, if and when made, may not exceed 33-1/3% of the Portfolio’s total assets taken at value (including the loan collateral). Loans of portfolio securities will be collateralized by cash or liquid securities, which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. From time to time, the Portfolio may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Portfolio and that is acting as a “finder.”

By lending its securities, the Portfolio can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. The Portfolio will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Portfolio must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Portfolio must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Portfolio’s ability to recover the loaned securities or dispose of the collateral for the loan. Default by or bankruptcy of a borrower would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of underlying securities. The Portfolio also could lose money if its short-term investment of the cash collateral declines in value over the period of the loan. Any loans of the Portfolio’s securities will be fully collateralized and marked to market daily.

Payments received by the Portfolio in lieu of any dividends paid on the loaned securities will not be treated as “qualified dividend income” for U.S. federal income tax purposes.

Repurchase agreements

The Portfolio may invest up to 20% of its total assets in repurchase agreement transactions with member banks of the Federal Reserve System and certain non-bank dealers.

Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under the terms of a typical repurchase agreement, the Portfolio would acquire any underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations or becomes bankrupt and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert this right. O’Connor Alternative Investments monitors the creditworthiness of those bank and non-bank dealers with which the Portfolio enters into repurchase agreements to evaluate this risk. A repurchase agreement is considered to be a loan under the 1940 Act.

Reverse repurchase agreements

The Portfolio may enter into reverse repurchase agreements with member banks of the Federal Reserve System and certain non-bank dealers with respect to portfolio securities. Reverse repurchase agreements involve the sale of securities held by the Portfolio pursuant to its agreement to repurchase them at a mutually agreed-upon date, price and rate of interest.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio’s obligation to repurchase the securities, and the Portfolio’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Rule 18f-4 under the 1940 Act permits the Portfolio to enter into reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, borrowed bonds) notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Portfolio either (i) complies with the 300% asset coverage ratio with respect to such transactions and any other borrowings in the aggregate, or (ii) treats such transactions as derivatives transactions under Rule 18f-4. See “-Regulatory Aspects of Derivatives Instruments-Rule 18f-4 under the 1940 Act” above.

Dollar rolls

The Portfolio may enter into “dollar rolls,” in which the Portfolio sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio would forgo principal and interest paid on such securities. The Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale.

Dollar rolls involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Portfolio has sold but is obligated to repurchase.

Rule 18f-4 under the 1940 Act permits the Portfolio to enter into when-issued or forward-settling securities (e.g., dollar rolls and firm and standby commitments, including TBA commitments) and nonstandard settlement cycle securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the transaction meets the Delayed-Settlement Securities Provision (as defined below under “-When-Issued Securities and Delayed Delivery Transactions”). If a when-issued, forward-settling or non-standard settlement cycle security does not satisfy the Delayed-Settlement Securities Provision, then it is treated as a derivatives transaction under Rule 18f-4. See “Regulatory Aspects of Derivatives Instruments-Rule 18f-4 Under the 1940 Act” above.

Zero coupon securities

The Portfolio may invest without limit in “zero coupon” U.S. Treasury, foreign government and U.S. and foreign corporate convertible and nonconvertible debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and custodial receipts or certificates of participation representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. Federal tax law generally requires that a holder of a zero coupon security accrue a portion of the discount at which the security was issued as income each year, even though the holder receives no interest payment on the security during the year. Such accrued discount will be includible in determining the amount of dividends the Portfolio must pay each year for tax purposes and, in order to generate cash necessary to pay such dividends, the Portfolio may liquidate portfolio securities at a time when it would not otherwise have done so. See “Additional Information Concerning Taxes.” At present, the U.S. Treasury and certain U.S. agencies issue stripped Government Securities. In addition, a number of banks and brokerage firms have separated the principal portions from the coupon portions of U.S. Treasury bonds and notes and sold them separately in the form of receipts or certificates representing undivided interests in these instruments.

Government zero coupon securities

The Portfolio may invest in (i) Government Securities that have been stripped of their unmatured interest coupons, (ii) the coupons themselves and (iii) receipts or certificates representing interests in stripped Government Securities and coupons (collectively referred to as “Government zero coupon securities”).

Short sales

A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. In a short sale, the Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs.

To deliver the securities to the buyer, the Portfolio must arrange through a broker to borrow the securities and, in so doing, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Portfolio will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Portfolio is required to pay in connection with a short sale.

If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio’s custodian or qualified sub-custodian. The Portfolio must comply with Rule 18f-4 under the 1940 Act with respect to its short sale borrowings, which are considered derivatives transactions under the Rule. See “-Regulatory Aspects of Derivatives Instruments—Rule 18f-4 under the 1940 Act” above.

Alternatively, the Portfolio may take short positions using derivatives, such as swaps or futures. For example, the Portfolio may enter into a futures contract pursuant to which it agrees to sell a specified asset (that it does not currently own) at a specified future date for a specified price agreed-upon today. This gives the Portfolio a short position with respect to that asset. The Portfolio will benefit to the extent the asset decreases in value (and incur losses to the extent the asset increases in value) between the time it enters into the futures contract and the agreed date of sale.

If the Portfolio effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Portfolio closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Portfolio may effect short sales.

Short sales “against the box”

A short sale is “against the box” to the extent that the Portfolio contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. It may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. These securities constitute the Portfolio’s long position.

Not more than 10% of the Portfolio’s net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

The Portfolio may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security). In such case, any future losses in the Portfolio’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

See “Additional Information Concerning Taxes” for a discussion of the tax consequences to the Portfolio of effecting short sales against the box.

Emerging growth and smaller capitalization companies; unseasoned issuers

Investing in securities of companies with continuous operations of less than three years (“unseasoned issuers”) may involve greater risks since these securities may have limited marketability and, thus, may be more volatile than securities of larger, more established companies or the market in general. Because such companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Portfolio to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. These companies may have limited product lines, markets or financial resources and may lack management depth. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning these companies than for larger, more established ones.

Although investing in securities of unseasoned issuers offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. Therefore, an investment in the Portfolio may involve a greater degree of risk than an investment in other mutual funds that seek total return by investing in more established, larger companies.

“Special situation” companies

“Special situation companies” are companies involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a “special situation company” may decline significantly. O’Connor Alternative Investments believes, however, that if it analyzes “special situation companies” carefully and invests in the securities of these companies at the appropriate time, it may assist the Portfolio in achieving its investment objective. There can be no assurance, however, that a special situation that exists at the time of its investment will be consummated under the terms and within the time period contemplated.

Variable and floating rate securities and master demand notes

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

The Portfolio may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Portfolio with a certain degree of protection against rises in interest rates, the Portfolio will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

The Portfolio may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

Variable rate demand notes (“VRDNs”) are obligations issued by corporate or governmental entities which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period not to exceed seven days. The interest rates are adjustable at intervals ranging from daily to up to every six months to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

Master demand notes are notes which provide for a periodic adjustment in the interest rate paid (usually tied to the Treasury Bill auction rate) and permit daily changes in the principal amount borrowed. While there may be no active secondary market with respect to a particular VRDN purchased by the Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of and accrued interest on the note at any time and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of the VRDN involved in the event the issuer of the note defaulted on its payment obligations, and the Portfolio could, for this or other reasons, suffer a loss to the extent of the default.

Event-linked bonds

The Portfolio may invest in “event-linked bonds.” Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the Portfolio may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Portfolio will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose the Portfolio to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Portfolio will only invest in catastrophe bonds that meet the credit quality requirements for the Portfolio.

Exchange-traded notes

Exchange-traded notes (“ETNs”) are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indices, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.

The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument.

Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.

There may be restrictions on the Portfolio’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. The Portfolio’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested.

Delayed funding loans and revolving credit facilities

The Portfolio may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Portfolio is committed to advance additional funds, it will at all times segregate liquid assets in an amount sufficient to meet such commitments.

The Portfolio may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of other portfolio investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Portfolio’s investment restriction relating to the lending of funds or assets by the Portfolio.

When-issued securities and delayed-delivery transactions

The Portfolio may utilize its assets to purchase securities on a “when-issued” basis or purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield). The Portfolio will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage, but may sell the securities before the settlement date if O’Connor Alternative Investments deems it advantageous to do so. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers.

Rule 18f-4 under the 1940 Act permits the Portfolio to enter into when-issued or forward-settling securities (e.g., firm and standby commitments, including TBA commitments, and dollar rolls) and nonstandard settlement cycle securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Portfolio intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). If a when-issued, forward-settling or non-standard settlement cycle security does not satisfy the Delayed-Settlement Securities Provision, then it is treated as a derivatives transaction under Rule 18f-4. See “Regulatory Aspects of Derivatives Instruments-Rule 18f-4 under the 1940 Act” above.

To-be-announced mortgage-backed securities

As with other delayed-delivery transactions, a seller agrees to issue a to-be-announced mortgage-backed security (a “TBA”) at a future date. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date. However, at the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, the Portfolio agrees to accept any mortgage-backed security that meets specified terms. Thus, the Portfolio and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Portfolio. For a further description of mortgage-backed securities, see “Structured Securities-Mortgage-Backed Securities” above.

Stand-by commitment agreements

The Portfolio may invest in “stand-by commitments” with respect to securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase at the Portfolio’s option specified securities at a specified price. The Portfolio’s right to exercise stand-by commitments is unconditional and unqualified. Stand-by commitments acquired by the Portfolio may also be referred to as “put” options. A stand-by commitment is not transferable by the Portfolio, although the Portfolio can sell the underlying securities to a third party at any time.

The principal risk of stand-by commitments is that the writer of a commitment may default on its obligation to repurchase the securities acquired with it. When investing in stand-by commitments, the Portfolio will seek to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of O’Connor Alternative Investments, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, O’Connor Alternative Investments will periodically review relevant financial information concerning the issuer’s assets, liabilities and contingent claims.

The Portfolio acquires stand-by commitments only in order to facilitate portfolio liquidity and does not expect to exercise its rights under stand-by commitments for trading purposes.

The amount payable to the Portfolio upon its exercise of a stand-by commitment is normally (i) the Portfolio’s acquisition cost of the securities (excluding any accrued interest which the Portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

The Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding standby commitments held in the Portfolio’s portfolio will not exceed 1/2 of 1% of the value of the Portfolio’s total assets calculated immediately after each stand-by commitment is acquired.

The Portfolio would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities. Stand-by commitments acquired by the Portfolio would be valued at zero in determining NAV. Where the Portfolio paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Portfolio.

Rule 18f-4 under the 1940 Act permits the Portfolio to enter into when-issued or forward-settling securities (e.g., dollar rolls and firm and standby commitments, including TBA commitments) and nonstandard settlement cycle securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the transaction meets the Delayed-Settlement Securities Provision (as defined above under “-When-Issued Securities and Delayed Delivery Transactions”). If a when-issued, forward-settling or non-standard settlement cycle security does not satisfy the Delayed-Settlement Securities Provision, then it is treated as a derivatives transaction under Rule 18f-4. See “Regulatory Aspects of Derivatives Instruments-Rule 18f-4 Under the 1940 Act” above.

The Internal Revenue Service (“IRS”) has issued a revenue ruling to the effect that a registered investment company will be treated for federal income tax purposes as the owner of the Municipal Obligations acquired subject to a stand-by commitment. The interest on the Municipal Obligations will be tax-exempt to the Portfolio; however, the Portfolio is not expected to satisfy the criteria that would allow it to distribute such interest to its shareholders in the form of “exempt-interest dividends” that are exempt from federal income tax.

Real estate investment trusts

The Portfolio may invest in real estate investment trusts (“REITs”), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the Portfolio, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. When the Portfolio invests in a REIT, it will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Portfolio.

Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

Non-publicly traded securities

The Portfolio may invest in non-publicly traded securities, which may include illiquid securities.

Historically, non-publicly traded securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”). Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted securities promptly or at reasonable prices. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

However, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio.

Rule 144A Securities-Rule 144A under the Securities Act adopted by the SEC allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. O’Connor Alternative Investments anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASDAQ Stock Market, Inc.

Illiquid investments

Pursuant to the Liquidity Rule (as defined below), the Portfolio may not acquire any illiquid investment if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments. A n illiquid investment is any investment that the Portfolio reasonably expects cannot be sold in seven calendar days or less without significantly changing the market value of the investment. If illiquid investments exceed 15% of the Portfolio’s net assets, the Liquidity Rule (as defined below) and the Liquidity Program (as defined below) will require that certain remedial actions be taken. Illiquid investments may trade at a discount from comparable liquid investments. Investment of the Portfolio’s assets in illiquid investments may restrict the ability of the Portfolio to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Portfolio’s operations require cash, such as when the Portfolio redeems shares or pays dividends, and could result in the Portfolio borrowing to meet short-term cash requirements, incurring capital losses on the sale of illiquid investments or selling liquid securities, resulting in illiquid securities becoming a larger portion of the Portfolio’s holdings. Liquid investments may become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Portfolio, and any security or instrument held by the Portfolio may be deemed an illiquid investment pursuant to the Portfolio’s Liquidity Program.

Credit default swap agreements

The Portfolio may enter into credit default swap agreements either as a buyer or a seller. The Portfolio may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Portfolio may sell a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

The “buyer” in a credit default swap is obligated to pay the “seller” an upfront payment or a periodic stream of payments over the term of the agreement, provided that no credit event on an underlying reference obligation has occurred. If a credit event occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. As a result of counterparty risk, certain credit default swap agreements may involve greater risks than if the Portfolio had invested in the reference obligation directly.

If the Portfolio is a buyer and no credit event occurs, the cost to the Portfolio is the premium paid with respect to the agreement. If a credit event occurs, however, the Portfolio may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. On the other hand, the value of any deliverable obligations paid by the Portfolio to the seller, coupled with the up front or periodic payments previously received by the seller, may be less than the full notional value the seller pays to the Portfolio, resulting in a loss of value to the Portfolio.

If the Portfolio is a seller and no credit event occurs, the Portfolio would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years. If a credit event occurs, however, generally the Portfolio would have to pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. When the Portfolio acts as a seller of a credit default swap agreement it is exposed to speculative exposure risk since, if a credit event occurs, the Portfolio may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations of the reference entity. As a result, the Portfolio bears the entire risk of loss due to a decline in value of a referenced security on a credit default swap it has sold if there is a credit event with respect to the security. The Portfolio bears the same risk as a buyer of fixed income securities directly. The Portfolio will sell a credit derivative only with respect to securities in which it would be authorized to invest.

Certain credit default swap agreements may not have liquidity beyond the counterparty to the agreement and may lack liquidity. Other credit default swap agreements, however, may have greater liquidity. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Portfolio will enter into swap agreements as a buyer only with counterparties that are deemed creditworthy by O’Connor Alternative Investments. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. As the seller of a credit default swap, the Portfolio would be subject to investment exposure on the notional amount of the swap.

When the Portfolio buys or sells a credit derivative, the underlying issuer(s) or obligor(s) to the transaction will be treated as an issuer for purposes of complying with the Portfolio’s issuer diversification and industry concentration policies, absent regulatory guidance to the contrary. The Portfolio may, but is not required to, use credit swaps or any other credit derivative. There is no assurance that credit derivatives will be available at any time or, if used, that the derivatives will be used successfully.

Borrowing

The Portfolio may borrow up to 33 1/3% of its total assets for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities or to facilitate settlement transactions on portfolio securities. Investments (including roll-overs) will not be made when borrowings exceed 5% of the Portfolio’s net assets. Although the principal of such borrowings will be fixed, the Portfolio’s assets may change in value during the time the borrowing is outstanding. The Portfolio expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

Certain types of borrowings by the Portfolio may result in the Portfolio being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede O’Connor Alternative Investments from managing the Portfolio’s portfolio in accordance with the Portfolio’s investment objective(s) and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Portfolio to dispose of portfolio investments at a time when it may be disadvantageous to do so.

Investments in the subsidiary

The Portfolio may invest up to 25% of its total assets in the shares of its wholly-owned and controlled subsidiary, [ ] (the “Subsidiary”). Investments in the Subsidiary are expected to provide the Portfolio with exposure to the commodity markets within the limitations of Subchapter M of the Code, as discussed under “Additional Information Concerning Taxes-Special Tax Considerations-Swaps.” The Subsidiary is advised by O’Connor Alternative Investments. The Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on them. However, the Subsidiary is otherwise generally subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio, including the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Portfolio. The Subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The Portfolio is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors.

The Subsidiary invests primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although the Portfolio may enter into these commodity-linked derivative instruments directly, the Portfolio will likely gain exposure to these derivative instruments indirectly by investing in another [Cantor Fund] or investing in the Subsidiary. The Subsidiary will also invest in fixed income instruments, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions.

The derivative instruments in which the Portfolio and the Subsidiary primarily intend to invest are instruments linked to one or more commodity indices, or derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts, including swaps on commodity futures. The Portfolio’s or the Subsidiary’s investments in commodity-linked derivative instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Portfolio’s portfolio may deviate from the returns of any particular commodity index. The Portfolio or the Subsidiary may also over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Portfolio has greater or lesser exposure to that index than the value of the Portfolio’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Portfolio will seek to maintain net notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Portfolio’s net assets. The portion of the Portfolio’s or Subsidiary’s assets exposed to any particular commodity or commodity sector will vary based on market conditions, but from time to time the portion could be substantial. To the extent that the Portfolio invests in the Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities discussed above.

The Subsidiary has an investment management agreement with O’Connor Alternative Investments pursuant to which O’Connor Alternative Investments manages the assets of the Subsidiary, but receives no additional compensation for doing so. The Subsidiary also has entered into a co-administration agreement with O’Connor Alternative Investments, pursuant to which O’Connor Alternative Investments provides certain administrative services for the Subsidiary, but receives no additional compensation for doing so. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and accounting agent services with the same service providers that provide those services to the Portfolio.

The financial statements of the Subsidiary will be consolidated with the Portfolio’s financial statements, which are included in the Portfolio’s annual and semi-annual reports provided to Portfolio shareholders. Copies of the reports will be provided without charge upon request as indicated on the front cover of this SAI.

The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the Prospectus or this SAI, is not subject to all the investor protections of the 1940 Act. However, the Portfolio wholly owns and controls the Subsidiary, and the Portfolio and the Subsidiary are both managed by O’Connor Alternative Investments, making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. The Board, through its oversight of the Portfolio, also oversees the subsidiary and the Portfolio’s role as the sole shareholder of the Subsidiary. As noted above, the Subsidiary will generally be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Portfolio. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Prospectus and this SAI and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

Liquidity risk management

Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), requires open-end funds, such as the Portfolio, to establish a liquidity risk management program and make certain disclosures regarding fund liquidity. As required by the Liquidity Rule, the Portfolio has implemented the Portfolio’s liquidity risk management program (the “Liquidity Program”), and the Board has appointed O’Connor Alternative Investments as the liquidity risk program administrator of the Liquidity Program. Under the Liquidity Program, O’Connor Alternative Investments assesses, manages, and periodically reviews the Portfolio’s liquidity risk and classifies each investment held by the Portfolio as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The Liquidity Rule defines “liquidity risk” as the risk that the Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of the remaining investors’ interests in the Portfolio. The liquidity of the Portfolio’s portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, the Portfolio can expect to be exposed to greater liquidity risk.

Investment restrictions

The following fundamental investment restrictions numbered 1 through 7 may not be changed without the affirmative vote of the holders of a majority of the Portfolio’s outstanding shares. Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares. Except as set forth in the Prospectus and this Statement of Additional Information, all other investment policies or practices are considered by the Portfolio not to be fundamental and accordingly may be changed without shareholder approval. Non-fundamental investment restrictions 8 through 10 may be changed by a vote of the Board at any time. If a percentage restriction (other than the percentage limitation set forth in No. 1) is adhered to at the time of the investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

Fundamental investment restrictions

The Portfolio may not:

1.            Borrow money except to the extent permitted under the 1940 Act.

2.            Purchase any securities which would cause 25% or more of the value of the Portfolio’s total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that (a) there shall be no limit on the purchase of U.S. Government securities; (b) 25% or more of the Portfolio’s assets may be indirectly exposed to industries in commodity sectors of an index; and (c) the Portfolio may invest more than 25% of its total assets in instruments (such as structured notes) issued by companies in the financial services sectors (which includes the banking, brokerage and insurance industries).

3.            Make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act.

4.            Underwrite any securities issued by others except to the extent that the investment in restricted securities and the sale of securities in accordance with the Portfolio’s investment objective, policies and limitations may be deemed to be underwriting.

5.            Purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies that invest or deal in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts.

6.            Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Portfolio from purchasing or selling commodity-linked derivative instruments, including but not limited to swap agreements and commodity-linked structured notes, options and futures contracts with respect to indices or individual commodities, or from investing in securities or other instruments backed by physical commodities or by indices.

7.            Issue any senior security except as permitted in these Investment Restrictions.

The Portfolio is currently classified as a diversified fund under the 1940 Act. This means that the Portfolio may not purchase securities of an issuer (other than (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) securities of other investment companies) if, with respect to 75% of its total assets, (a) more than 5% of the Portfolio’s total assets would be invested in securities of that issuer or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Portfolio can invest more than 5% of its assets in one issuer. Under the 1940 Act, a fund cannot change its classification from diversified to non-diversified without shareholder approval.

Non-fundamental investment restrictions

The Portfolio may not:

8.            Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the writing of covered put and call options and purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, options on futures contracts, swaps and other derivative instruments.

9.            Invest more than 15% of the value of the Portfolio’s net assets in investments that the Portfolio reasonably expects cannot be sold in seven calendar days or less without significantly changing the market value of the investment.

10.            Make additional investments (including roll-overs) if the Portfolio’s borrowings exceed 5% of its net assets.

The Subsidiary will follow the Portfolio’s fundamental and non-fundamental investment restrictions, described above, with respect to its investments.

Portfolio valuation

[The NAV of the Portfolio is determined at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern Time). The Portfolio’s NAV is not calculated on the days on which the NYSE is closed. The NYSE generally recognizes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The days on which these holidays are observed and any other holiday recognized by the NYSE will be deemed a business holiday on which the NAV of the Portfolio will not be calculated.

The NAV per share of the Portfolio is calculated by adding the value of the Portfolio’s respective securities and other assets belonging to the Portfolio, subtracting the liabilities charged to the Portfolio, and dividing the result by the number of outstanding shares of the Portfolio. “Assets belonging to” the Portfolio consist of the consideration received upon the issuance of shares of the Portfolio together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular series of shares. Assets belonging to the Portfolio are charged with the direct liabilities of the Portfolio and with a share of the general liabilities of the [Trust, which are normally allocated in proportion to the number of or the relative NAVs of all of the Trust’s series at the time of allocation or in accordance with other allocation methods approved by the Board.] Subject to the provisions of the Declaration of Trust, determinations by the Board as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to the Portfolio, are conclusive.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Board. Values are determined according to generally accepted accounting practices and all laws and regulations that apply. Using methods approved by the Board, the assets of the Portfolio are valued as follows:

●	Securities that are listed on a securities exchange are valued at the last quoted sales price provided by a third-party pricing service at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Portfolio.

●	Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.

●	Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

●	Options are valued at the mean of the last quoted bid and ask prices at the time of valuation.

●	Foreign securities listed on foreign exchanges are valued with quotations from the primary market in which they trade and are translated from the local currency into U.S. dollars.

●	Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value. Instruments with maturities in excess of sixty days are valued at prices provided by a third-party pricing source.

●	Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.]

Portfolio transactions

[Subject to the policies established by the Board, the Adviser makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Portfolio. The Adviser shall manage the Portfolio’s portfolios in accordance with the terms of the investment advisory agreement (the “Investment Advisory Agreement”) by and between the Adviser and the Trust on behalf of the Portfolio, which is described in detail under “Investment Advisory Agreement” below. The Adviser serves as investment advisor for a number of client accounts, including the Portfolio. Investment decisions for the Portfolio are made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Adviser.

Brokerage Selection. The Board has adopted policies and procedures relating to the direction of portfolio securities transactions to broker-dealers. The Adviser may not give consideration to sales of shares of the Portfolio as a factor in selecting broker-dealers to execute portfolio securities transactions. The Adviser may, however, place portfolio transactions with broker-dealers that promote or sell the Portfolio’s shares so long as such transactions are done in accordance with the policies and procedures established by the Board that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts. In selecting brokers to be used in portfolio transactions, the general guiding principle is to obtain the best overall execution for each trade, which is a combination of price and execution. With respect to execution, the Adviser considers a number of discretionary factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, past experience with similar trades, and other factors that may be unique to a particular order. Recognizing the value of these discretionary factors, the Adviser may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade.

Under Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), as well as the Investment Advisory Agreement, the Adviser is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Adviser may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, and political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Adviser to determine and track investment results; and trading systems that allow the Adviser to interface electronically with brokerage firms, custodians, and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs, and access to computer databases. In some instances, research products or services received by the Adviser may also be used for functions that are not research related (i.e. not related to the making of investment decisions). Where a research product or service has a mixed use, the Adviser will make a reasonable allocation according to the use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make the views and information of individuals and research staffs of other securities firms available to the Adviser for their analysis and consideration. These services may be useful to the Adviser in connection with advisory clients other than the Portfolio and not all such services may be useful to the Adviser in connection with the Portfolio. Although such information may be a useful supplement to the Adviser’s own investment information in rendering services to the Portfolio, the value of such research and services is not expected to reduce materially the expenses of the Adviser in the performance of its services under the Investment Advisory Agreement and will not reduce the management fees payable to the Adviser by the Portfolio.

The Portfolio may invest in securities traded in the OTC market. In these cases, the Portfolio may initiate trades through brokers on an agency basis and pay a commission in connection with the transaction. The Portfolio may also effect these transactions by dealing directly with the dealers who make a market in the securities involved, in which case the costs of such transactions would involve dealer spreads rather than brokerage commissions. With respect to securities traded only in the OTC market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with those other than a primary market maker.

The Portfolio’s fixed income portfolio transactions may be executed through broker-dealers on an agency basis or be principal transactions executed in over the counter markets on a “net” basis, which may include a dealer mark up. Where possible, the Adviser will deal directly with the broker-dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such broker-dealers usually act as principal for their own account.

Prior to [ ], 2026, UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), the Portfolio’s former investment adviser, was responsible for establishing, reviewing and, where necessary, modifying the Portfolio’s investment program to achieve its investment objective. For the fiscal year ended December 31, 2025, the Portfolio did not pay any brokerage commissions to brokers and dealers who provided research services. Research received from brokers or dealers is supplemental to the Adviser’s own research program.

The Portfolio paid $45,122, $123,274 and $133,650 commissions to broker-dealers for execution of portfolio transactions during the fiscal years ended December 31, 2022, 2023 and 2024, respectively. The Portfolio did not pay any commissions to affiliated broker-dealers during the fiscal years ended December 31, 2022, 2023 and 2024. For the fiscal years ended December 31, 2022, 2023 and 2024, all orders for transactions in securities or options on behalf of the Portfolio were placed by UBS AM (Americas), as the Portfolio’s former investment adviser, with broker-dealers that it selects, including UBS Asset Management (US) Inc. (“UBS AM (US)”), the Portfolio’s former distributor and an affiliate of UBS AM (Americas), and other affiliates of UBS Group AG. The Portfolio was permitted to utilize UBS AM (US) or other affiliates of UBS Group AG in connection with a purchase or sale of securities when UBS AM (Americas) believed that the charge for the transaction does not exceed usual and customary levels and when doing so is consistent with guidelines adopted by the Board.

As of December 31, 2024, the Portfolio did not hold any securities of their regular broker-dealers (or parents) that were acquired during the fiscal year ended December 31, 2024.

The Portfolio may participate, if and when practicable, in bidding for the purchase of Portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Portfolio will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Portfolio’s interest.

The Subsidiary will follow the same brokerage practices as does the Portfolio.

Aggregated Trades. While investment decisions for the Portfolio are made independently of the Adviser’s other client accounts, the other client accounts may invest in the same securities as the Portfolio. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Portfolio and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Adviser believes to be equitable to the Portfolio and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Portfolio or the size of the position obtained or sold by the Portfolio. Aggregated trades for limited investment opportunities, such as initial public offerings, will be made on a pro-rata basis.

Portfolio Turnover. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year’s time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. The annualized portfolio turnover rate for the Portfolio is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average value of the portfolio securities owned during the fiscal year. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Portfolio may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Portfolio to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Portfolio decisions, and the Portfolio may engage in short-term trading to achieve its investment objective. High rates of portfolio turnover could lower performance of the Portfolio due to increased transaction costs and may also result in the realization of short-term capital gains taxed at ordinary income tax rates.

For the fiscal years ended December 31, 2024 and 2025, the Portfolio’s portfolio turnover rates were 43% and [ ]%, respectively.]

Management of the Trust

The business of the Trust is managed under the direction of the Board in accordance with the Trust’s Agreement and Declaration of Trust and By-laws (the “Governing Documents”), which have been filed with the SEC and are available upon request. The Board consists of four individuals, three of whom are not “interested persons” (as defined under the 1940 Act) of the Trust or any investment adviser to any series of the Trust (“Independent Trustees”). The Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

The Trust is led by William Ferri, who has served as the Chairman of the Board since [ ], 2026. Under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. The Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. The Trust believes that its Chairman, the independent chair of the Audit Committee, and, as an entity, the full Board, provide effective leadership that is in the best interests of the Trust, the Portfolio and each shareholder.

William Ferri may be deemed to be an interested person of the Trust by virtue of his senior management role at the Adviser. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the Portfolio. The Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority of the Board. The Independent Trustees also meet quarterly in executive session without Mr. Ferri. In view of the small size of the Board, the Independent Trustees have not designated any single trustee to be the lead Independent Trustee at this time.

Board Risk Oversight

The Board has a standing independent Audit Committee, Nominating and Governance Committee, and Valuation Committee each with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information. The primary purposes of the Nominating and Governance Committee are to consider and evaluate the structure, composition and operation of the Board, to evaluate and recommend individuals to serve on the Board of the Trust, and to consider and make recommendations relating to the compensation of the Trust’s independent trustees. The Nominating and Governance Committee may consider recommendations for candidates to serve on the Board from any source it deems appropriate. The Valuation Committee is responsible for overseeing the valuation designee who has the authority to determine the fair value of specific securities under the policies and procedures adopted by the Board.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills. Mr. Barnard has almost a decade of experience as a Chief Financial Officer and has served as director of private funds and listed SPACs. Ms. Heine has over 20 years of experience in the fund and asset management industry. Mr. Zurita has over 30 years of experience owning, operating, acquiring, and developing commercial and residential real estate in the United States and the Caribbean. Mr. Ferri has over 25 years of experience as an executive in the asset management industry. Each Trustee’s ability to perform his duties effectively also has been enhanced by his educational background and professional training. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 110 East 59th Street, New York, NY 10022.

Name, address and year of birth	Position(s) held with Trust	Term of office and length of time served	Principal occupation(s) during past five years	Number of portfolios in Fund complex* overseen by Trustee/ advisory board member	Other directorships held by Trustee during past five years
Independent Trustees

Douglas Barnard Year of Birth: 1960	Independent Trustee	Since [ ]/26	Director, Prophet Asset Management LLC (manager of private funds) (2015-present).	[8]	CF Acquisition Corp VI (2021-2022); Cantor Fitzgerald Infrastructure Fund (2022-present); Cantor Select Portfolios Trust for all its series (2022-present).

Name, address and year of birth	Position(s) held with Trust	Term of office and length of time served	Principal occupation(s) during past five years	Number of portfolios in Fund complex* overseen by Trustee/ advisory board member	Other directorships held by Trustee during past five years
Ramona Heine Year of Birth: 1977	Independent Trustee	Since [ ]/26	Co-Founder and Chief Executive Officer, Heine & Kim Fiduciary Partners LLC (provides independent fund director and fiduciary services to funds and asset managers) (2018-present); Chief of Staff Products and Solutions and Managing Director, UBS Asset Management (2015-2018).	[8]	Cantor Fitzgerald Infrastructure Fund (2022-present); Cantor Select Portfolios Trust for all its series (2022-present).

Louis Zurita Year of Birth: 1960	Independent Trustee	Since [ ]/26	Remate Lince S.A.P.I. de C.V. (2017-present); Managing member, 20095th Street, LLC (multi-family real estate investments) (2018-present); 275 Associates, LLC (real estate investments) (2013-present); Co-founder and Chief Executive Officer, Viagrupo.com (e-commerce platform) (2011-2020); CX Futures Exchange (2016-2021); CX Clearinghouse (2016-2021).	[8]	CF Acquisition Corp IV (2020-2023); Cantor Fitzgerald Infrastructure Fund (2022-present); CF Acquisition Corp V (2021-2022); Cantor Select Portfolios Trust for all its series (2022-present).

Interested Trustee

William Ferri Year of Birth: 1966	Trustee, Chairman, President, and Principal Executive Officer	Since [ ]/26	Global Head of Asset Management Cantor Fitzgerald (2022- present); Group Managing Director and UBS Asset Management Executive Committee Member, UBS (2007- 2021); Head of Americas, UBS AM (2017-2021).	[8]	Cantor Fitzgerald Infrastructure Fund (2022-present); Cantor Select Portfolios Trust for all its series (2022-present).

Name, address and year of birth	Position(s) held with Trust	Term of office and length of time served	Principal occupation(s) during past five years	Number of portfolios in Fund complex* overseen by Trustee/ advisory board member	Other directorships held by Trustee during past five years
Other officers

[Brian Curley Year of Birth: 1970]	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Since [ ]/26	Vice President, Ultimus Fund Solutions, LLC (2020-present); Vice President, Gemini Fund Services, LLC (2015-2020), Assistant Vice President, Gemini Fund Services, LLC (2012-2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008-2012); Senior Associate of Fund Administration, Morgan Stanley (1999-2008).	n/a	n/a

Adam Brajer Year of Birth: 1983	Secretary	Since [ ]/26	Senior Deputy General Counsel, Managing Director, and Secretary, Cantor Fitzgerald (2025- present); General Counsel; Cantor Fitzgerald Asset Management division (2025-present); Assistant General Counsel, Cantor Fitzgerald (2009-2025).	n/a	n/a

James Ash Year of Birth: 1976	Chief Compliance Officer	Since [ ]/26	Senior Vice President and Head of Fund Compliance, Northern Lights Compliance, LLC (2023-present); Senior Compliance Officer, Northern Lights Compliance, LLC (2019-2023); Senior Vice President, National Sales Gemini Fund Services, LLC (2017-2019); Senior Vice President and Director of Legal Administration, Gemini Fund Services, LLC (2012 - 2017).	n/a	n/a

Ari Buchen Year of Birth: 1988	Assistant Secretary	Since [ ]/26	Vice-President and Assistant General Counsel, Cantor Fitzgerald, L.P (2021- Present); Associate Pryor Cashman LLP (Law Firm) (2018-2021)	n/a	n/a

Christine Palermo Year of Birth: 1976	Assistant Treasurer	Since [ ]/26	Manager – Fund Administration, Ultimus Fund Solutions, LLC (2008-present).	n/a	n/a

* The “Fund Complex” includes the Portfolio; Cantor Fitzgerald Equity Dividend Plus Fund, Cantor Fitzgerald Large Cap Focused Fund, Cantor Fitzgerald International Equity Fund, Cantor Fitzgerald Equity Opportunity Fund and Cantor Fitzgerald High Yield Fund (each a series of Cantor Select Portfolios Trust); Cantor Fitzgerald Commodity Strategy Trust (as series of Cantor Fitzgerald Commodity Strategy Trust); and Cantor Fitzgerald Infrastructure Fund.

Board Committees and meetings of trustees

Audit Committee

The Board has an Audit Committee that consists of all the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter. During the fiscal year ended December 31, 2025, the Audit Committee met four times. Prior to [ ], 2026, the Audit Committee was comprised of the individuals who served as the Independent Trustees of the Trust prior to the UBS/Cantor Transition (as defined below).

Nominating and Governance Committee

The Board has a Nominating and Governance Committee that consists of all the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Committee’s responsibilities (which may also be conducted by the Board) include: (i) recommend persons to be nominated or re-nominated as Trustees; (ii) review the Portfolio’s officers, and conduct Chief Compliance Officer searches, as needed, and provide consultation regarding other Chief Compliance Officer matters, as requested; (iii) review trustee qualifications, performance, and compensation; (iv) review periodically with the Board the size and composition of the Board as a whole; (v) annually evaluate the operations of the Board and its Committees and assist the Board in conducting its annual self-evaluation; (vi) make recommendations on the requirements for, and means of, Board orientation and training; (vii) periodically review the Board’s corporate governance policies and practices and recommend, as it deems appropriate, any changes to the Board; and (ix) consider any corporate governance issues that arise from time to time, and to develop appropriate recommendations for the Board. The Nominating and Governance Committee generally will consider shareholder nominees. The Nominating and Governance Committee reviews all nominations of potential trustees made by Portfolio management and by Portfolio shareholders, which includes all information relating to the recommended nominees that is required to be disclosed in solicitations or proxy statements for the election of directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating and Governance Committee. The Nominating and Governance Committee met four times during the fiscal year ended December 31, 2025. Prior to [ ], 2026, the Nominating and Governance Committee was comprised of the individuals who served as the Independent Trustees of the Trust prior to the UBS/Cantor Transition.

Valuation Committee

The Valuation Committee is responsible for overseeing the valuation designee (the Adviser) who is responsible for determining, in good faith, the fair value of securities and other assets of the Portfolio for which market quotations are not readily available pursuant to the policies and procedures adopted by the Trust’s Board. There were no meetings of the Valuation Committee during the fiscal year ended December 31, 2025 because the Valuation Committee was established on [ ], 2026.

Compensation

[Effective [ ], 2026, each “non-interested” Trustee receives an annual retainer of $[ ], paid quarterly, as well as reimbursement for any reasonable expenses incurred attending the meetings. The Chair of the Audit Committee receives an additional $[ ] annually. None of the executive officers, with the exception of the Chief Compliance Officer, receive compensation from the Portfolio. Certain Trustees and officers of the Portfolio are also officers of the Adviser and are not paid by the Portfolio for serving in such capacities.]

[Prior to [ ], 2026, each Trustee who is not a director, trustee, officer or employee of UBS AM (Americas), State Street Bank and Trust Company (“State Street”), UBS AM (US) or any of their affiliates receives an annual retainer of $110,000 for the open-end fund complex for four quarterly meetings and one special meeting and is reimbursed for expenses incurred in connection with his or her attendance at Board meetings. The Independent Chair of the open-end fund complex receives an aggregate annual fee of $24,047 and the chairman of the Audit Committee of the open-end fund complex receives an additional $9,783 in the aggregate and the chair of the Nominating Committee of the open-end fund complex receives an additional $5,357 in the aggregate.]

None of the interested Trustees or executive officers receive compensation from the Trust.

The table below details the amount of compensation the Trustees received from the Trust during the fiscal year ended December 31, 2025. Each Independent Trustee is expected to attend all quarterly meetings during the period. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name of Trustee	Aggregate compensation from the Portfolio	Pension or retirement benefits accrued as part of Portfolio expenses	Estimated annual benefits upon retirement	Total compensation from Portfolio and Fund complex paid to Trustees*

Current Independent Trustees
Douglas Barnard*	N/A	N/A	N/A	N/A
Ramona Heine*	N/A	N/A	N/A	N/A
Louis Zurita*	N/A	N/A	N/A	N/A
Former Independent Trustees
Laura A. DeFelice**	[ ]	[ ]	[ ]	[ ]
Mahendra R. Gupta**	[ ]	[ ]	[ ]	[ ]
Samantha Kappagoda**	[ ]	[ ]	[ ]	[ ]
Steven N. Rappaport***	[ ]	[ ]	[ ]	[ ]
Lee M. Shaiman**	[ ]	[ ]	[ ]	[ ]
Former Advisory Board Member
Charles W. Gerber**	[ ]	[ ]	[ ]	[ ]
Current Interested Trustee

Name of Trustee	Aggregate compensation from the Portfolio	Pension or retirement benefits accrued as part of Portfolio expenses	Estimated annual benefits upon retirement	Total compensation from Portfolio and Fund complex paid to Trustees*
William Ferri*	None	None	None	None
Former Interested Trustee
John Popp**	None	None	None	None

* Each of Mr. Barnard, Ms. Heine, Mr. Zurita and Mr. Ferri became a Trustee of the Trust effective [ ], 2026.

** Effective [ ], 2026, each of Ms. DeFelice, Mr. Gupta, Ms. Kappagoda, Mr. Shaiman and Mr. Popp ceased to serve as Trustees of the Trust and Mr. Gerber ceased to serve as Advisory Board Member of the Trust.

*** Mr. Rappaport retired as a Trustee of the Trust effective December 31, 2024.

Ownership in securities of the Trust and Fund Complex

Beneficial Equity Ownership Information. The table below shows for each Trustee, the amount of Portfolio equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of December 31, 2025, and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000. Each of the Trustees became a Trustee effective [ ], 2026.

Name of Trustee	Dollar range of equity securities in the Portfolio*	Aggregate dollar range of equity securities in all registered investment companies overseen by Trustee in family of investment companies*
Douglas Barnard	None	[ ]
Ramona Heine	None	[ ]
Louis Zurita	None	[ ]
William Ferri	None	[ ]

* “Family of investment companies” includes the Portfolio.

Ownership of Securities of Adviser, Distributor, or Related Entities. As of December 31, 2025, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of the Adviser, the Portfolio’s distributor, or any person controlling, controlled by, or under common control with the Adviser, or the Portfolio’s distributor.

Principal Holders of Voting Securities. As of [ ], the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) none of the then outstanding shares of the Portfolio. Shareholders owning 25% or more of outstanding shares may be in control and may be able to affect the outcome of certain matters presented for a vote of shareholders.

Name and address	Percentage owned	Type of ownership
Class 1
Class 2

Investment advisory agreement

O’Connor Alternative Investments, LLC, located at 110 East 59th Street, NY, NY 10022, serves as the investment adviser to the Portfolio pursuant to the Investment Advisory Agreement between the Trust, on behalf of the Portfolio, and O’Connor Alternative Investments. O’Connor Alternative Investments was established in 2025 and has recently registered with the SEC as an investment adviser. O’Connor Alternative Investments is an indirect wholly owned subsidiary of Cantor Fitzgerald, L.P., located at 110 East 59th Street, NY, NY 10022, and an affiliate of Cantor Fitzgerald Investment Advisors, L.P., which was formed in 2010 and became registered in 2011 as an investment advisor with the SEC under the Investment Advisers Act of 1940, as amended.

The Investment Advisory Agreement continues in effect from year to year if such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Portfolio’s Board or by a majority of the Portfolio’s outstanding voting securities, as defined in the 1940 Act.

Pursuant to the Investment Advisory Agreement, subject to the supervision and direction of the Board, O’Connor Alternative Investments, LLC is responsible for managing the Portfolio in accordance with the Portfolio’s stated investment objective and policies. O’Connor Alternative Investments is responsible for providing investment management services as well as conducting a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the Portfolio’s assets. O’Connor Alternative Investments also provides the Portfolio with certain administrative services under the Investment Advisory Agreement. In addition to expenses that O’Connor Alternative Investments may incur in performing its services under the Investment Advisory Agreement, O’Connor Alternative Investments pays the compensation, fees and related expenses of all Trustees who are affiliated persons of O’Connor Alternative Investments or any of its subsidiaries.

The Portfolio bears certain expenses incurred in its operation, including: investment management and administration fees; taxes, interest, brokerage fees and commissions, if any; fees of Independent Trustees of the Portfolio; fees of any pricing service employed to value shares of the Portfolio; SEC fees, state Blue Sky qualification fees and any foreign qualification fees; charges of custodians and transfer and dividend disbursing agents; the Portfolio’s proportionate share of insurance premiums; outside auditing and legal expenses; costs of maintenance of the Portfolio’s existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders’ reports and meetings of the shareholders of the Portfolio and of the officers or Board of the Portfolio; and any extraordinary expenses.

The Portfolio bears all of its own expenses not specifically assumed by the Adviser or another service provider to the Portfolio. General expenses of the Portfolio not readily identifiable as belonging to a particular Portfolio are allocated by or under the direction of the Trust’s Board in such manner as the Board determines to be fair and accurate. In addition, as described below under “Organization and Management of Wholly-Owned Subsidiary,” the Subsidiary has entered into separate contracts with O’Connor Alternative Investments whereby O’Connor Alternative Investments provides investment management and administrative services, respectively, to the Subsidiary. O’Connor Alternative Investments does not receive separate compensation from the Subsidiary for providing it with investment management or administrative services. However, the Portfolio pays O’Connor Alternative Investments based on the Portfolio’s assets, including the assets invested in the Subsidiary.

The Investment Advisory Agreement provides that O’Connor Alternative Investments shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the matters to which the Agreement relates, except that O’Connor Alternative Investments shall be liable for a loss resulting from a breach of fiduciary duty by O’Connor Alternative Investments with respect to the receipt of compensation for services; provided that nothing in the Investment Advisory Agreement shall be deemed to protect or purport to protect O’Connor Alternative Investments against any liability to the Portfolio or to shareholders of the Portfolio to which O’Connor Alternative Investments would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of O’Connor Alternative Investments’ reckless disregard of its obligations and duties under the Investment Advisory Agreement.

The Portfolio or O’Connor Alternative Investments may terminate the Investment Advisory Agreement on 60 days’ written notice without penalty. The Investment Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Prior to [ ]. 2026, UBS Asset Management (Americas) served as the investment manager to the Portfolio. On May 28, 2025, UBS AM (Americas) entered into a definitive agreement with O’Connor Alternative Investments pursuant to which O’Connor Alternative Investments agreed to acquire UBS AM (Americas)’s O’Connor investment platform (the “UBS/Cantor Transaction”). On [ ], 2025, the Portfolio’s shareholders approved the Investment Advisory Agreement and elected four new trustees (the “New Trustees”), who currently oversee other registered investment companies advised by Cantor Fitzgerald Investment Advisors, L.P., an affiliate of O’Connor Alternative Investments, to succeed the Portfolio’s previous trustees. The New Trustees took office on [ ], 2026, and the Investment Advisory Agreement went into effect on [ ], 2026. For its services to the Portfolio, UBS AM (Americas) was paid a management fee by the Portfolio, based on a percentage of the Portfolio’s daily net assets, at an annual rate of 0.59%.

Prior to May 1, 2024, Credit Suisse Asset Management, LLC (“CSAM”) served as the investment adviser to each Fund. Effective May 1, 2024. CSAM merged into UBS AM (Americas), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund.

For the services provided by O’Connor Alternative Investments, the Portfolio pays O’Connor Alternative Investments a fee calculated daily and paid monthly at an annual rate of 0.59% of the Portfolio’s average daily net assets (before any waivers or reimbursements).

Pursuant to an expense limitation agreement, O’Connor Alternative Investments will limit the operating expenses to 1.05% for Class 1 shares and 0.80% for Class 2 shares of the Portfolio’s average daily net assets. This expense limitation excludes certain expenses, including interest charges on Portfolio borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired portfolio fees and expenses, short sale dividends, and extraordinary expenses (e.g., litigation and indemnification and any other costs and expenses that may be approved by the Board). This expense limitation will be in effect at least through [ ], 2027. The Trust is authorized to reimburse O’Connor Alternative Investments for management fees previously limited and/or for expenses previously paid by O’Connor Alternative Investments, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were paid by O’Connor Alternative Investments and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses were paid. The expense limitation agreement may not be terminated before [ ], 2027. O’Connor Alternative Investments may also voluntarily waive a portion of its fees from time to time and temporarily limit the expenses to be borne by the Portfolio.

For the fiscal years ended December 31, 2022, 2023 and 2024, UBS AM (Americas) (the Portfolio’s investment adviser between May 1, 2024 and [ ] 2026) or CSAM (the Portfolio’s investment adviser prior to May 1, 2024) accrued investment advisory fees and/or management fees, as applicable, of $3,973,550, $3,431,273 and $3,526,072, respectively from the Portfolio, of which, $0, $0 and $38,742, respectively, was waived, for net advisory fees and/or management fees, as applicable, of $3,973,550, $3,431,273 and $3,487,330, respectively.

Administration agreements

[State Street Bank and Trust Company (“State Street”) serves as co-administrator to the Portfolio pursuant to a written agreements with the Portfolio (the “State Street Co-Administration Agreement”). For the services provided by State Street under the State Street Co-Administration Agreement, the Portfolio paid State Street a fee calculated in total for the Portfolio, subject to an annual minimum fee, excluding out-of-pocket expenses. The Portfolio bears its proportionate share of fees payable to State Street in the proportion that its assets bore to the aggregate assets of the fund complex at the time of calculation. The Portfolio paid State Street $110,363, $107,010 and $88,024 in co-administration fees for the fiscal years ended December 31, 2022, 2023 and 2024 and 2025, respectively, including out-of-pocket expenses.]

Securities lending agreement

State Street has been engaged by the Portfolio to act as the Portfolio’s securities lending agent. The Portfolio’s securities lending arrangement provides that the Portfolio and State Street will share the income earned from securities lending activities. Generally, the Portfolio will receive 85% and State Street will receive 15% of the income earned on the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. For the fiscal year ended December 31, 2024, the Portfolio earned $45,036 of income, rebated $333,746 and paid $15,013 in fees.

Organization and management of wholly-owned subsidiary

The Portfolio intends to gain exposure to commodity markets by investing up to 25% of its total assets in shares of the Subsidiary. The Subsidiary invests primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures.

The Subsidiary is a company organized under the laws of the Cayman Islands, whose registered office is located at [ ]. The Subsidiary’s affairs are overseen by a board of directors consisting of [ ] directors. [director bios to be inserted]

The Subsidiary has entered into separate contracts with O’Connor Alternative Investments whereby O’Connor Alternative Investments provides investment advisory and administrative services, respectively, to the Subsidiary. O’Connor Alternative Investments does not receive separate compensation from the Subsidiary for providing it with investment advisory or administrative services. However, the Portfolio pays O’Connor Alternative Investments based on the Portfolio’s assets, including the assets invested in the Subsidiary. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same or with affiliates of the same service providers that provide those services to the Portfolio.

The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Portfolio. As a result, O’Connor Alternative Investments, in managing the Subsidiary’s portfolio, is subject to the same investment policies and restrictions that apply to the management of the Portfolio, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. These policies and restrictions are described elsewhere in detail in this SAI. The Portfolio’s Chief Compliance Officer oversees implementation of the Subsidiary’s policies and procedures, and makes periodic reports to the Trust’s Board regarding the Subsidiary’s compliance with its policies and procedures. The Portfolio and Subsidiary will test for compliance with certain investment restrictions on a consolidated basis.

Please refer to the section in this SAI titled “Additional Information Concerning Taxes” for information about certain tax aspects of the Portfolio’s investment in the Subsidiary.

Portfolio managers

Portfolio managers’ compensation. Each portfolio manager’s compensation from the Adviser includes base salary, a bonus based on the profitability of the Adviser, and participation in the Adviser’s 401(k) plan and health plan. The Adviser does not pay performance or asset-based compensation to the portfolio managers.

Potential conflicts of interest. As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of the Portfolio’s investments, on the one hand, and the investments of other accounts for which a portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Portfolio. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute the Portfolio’s portfolio trades and/or specific uses of commissions from the Portfolio’s portfolio trades (for example, research, or “soft dollars”, if any). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Portfolio from being negatively affected as a result of any such potential conflicts.

Portfolio managers’ ownership of securities. As reported to the Portfolio, as of December 31, 2025, Messrs. Burton and Ikuss have no beneficial ownership of shares in the Portfolio. The portfolio managers have no direct investments in the Portfolio because Portfolio shares cannot be purchased directly but are only available through variable life and annuity contracts or through certain qualified employee benefit plans.

Registered investment companies, pooled investment vehicles and other accounts managed. As reported to the Portfolio, the information in the following table reflects the number of registered investment companies, pooled investment vehicles and other accounts managed by each portfolio manager and the total assets managed within each category as of December 31, 2025.

	Registered investment companies			Other pooled investment vehicles			Other accounts
Portfolio manager(s)	Number of accounts		Total assets	Number of accounts		Total assets	Number of accounts		Total assets
Christopher Burton*	[ ]	$	[ ]	[ ]	$	[ ] million	[ ]	$	[ ] million
Scott Ikuss**	[ ]	$	[ ]	[ ]	$	[ ] million	[ ]	$	[ ] million

*	As of December 31, 2025, Messrs. Burton and Ikuss managed [ ] accounts which had total assets under management of $[ ] million, and which have additional fees based on the performance of the accounts.

Code of ethics

The Trust, O’Connor Alternative Investments and Ultimus Fund Distributors, LLC (“Ultimus”) have each adopted a written Code of Ethics (each, a “Code of Ethics”), which permits personnel covered by the Code of Ethics (“Covered Persons”) to invest in securities, including securities that may be purchased or held by the Portfolio. The Code of Ethics of O’Connor Alternative Investments also contains provisions designed to address the conflicts of interest that could arise from personal trading by advisory personnel, including: (1) all Covered Persons must report their personal securities transactions at the end of each quarter; (2) with certain limited exceptions, all Covered Persons must obtain preclearance before executing any personal securities transactions; (3) Covered Persons may not profit from pending trade information, including from in-process trade orders; and (4) Covered Persons may only participate in initial public offerings with prior approval.

The Board reviews the administration of the Code of Ethics at least annually and may impose sanctions for violations of the Code of Ethics.

Custodian agreement and transfer agency and service agreement

State Street acts as the custodian for the Portfolio and also acts as the custodian for the Portfolio’s foreign securities pursuant to a custodian agreement (the “Custodian Agreement”). Under the Custodian Agreement, State Street (a) maintains a separate account or accounts in the name of the Portfolio, (b) holds and transfers portfolio securities on account of the Portfolio, (c) accepts receipts and makes disbursements of money on behalf of the Portfolio, (d) collects and receives all income and other payments and distributions for the account of the Portfolio’s securities held by it and (e) makes periodic reports to the Trust’s Board concerning the Portfolio’s operations. With the approval of the Board, State Street is authorized to select one or more foreign banking institutions and foreign securities depositaries as sub-custodian on behalf of the Portfolio and to select one or more domestic banks or trust companies to serve as sub-custodian on behalf of the Portfolio. For this service to the Portfolio under the Custodian Agreement, State Street receives a fee which is calculated based upon the Portfolio’s average daily gross assets, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Portfolio. The principal business address of State Street is 1 Congress Street, Boston, MA 02114.

SS&C Global Investor & Distribution Solutions, Inc. (previously known as “DST Asset Manager Solutions, Inc.”) (“SS&C”), acts as the shareholder servicing, transfer and dividend disbursing agent of the Trust pursuant to a Transfer Agency and Service Agreement, under which SS&C (i) issues and redeems shares of the Portfolio, (ii) addresses and mails all communications by the Trust to record owners of Portfolio shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board concerning the transfer agent’s operations with respect to the Trust. SS&C’s principal business address is 801 Pennsylvania Avenue, Kansas City, MO 64105-1307.

Proxy voting policies

The Trust has adopted a proxy voting and disclosure policy that delegates to the Adviser the authority to vote proxies for the Portfolio, subject to oversight by the Board. A copy of the Adviser’s Proxy Voting Policy and Procedures is included as Appendix B to this SAI. No later than August 31st of each year, the Portfolio will file Form N-PX stating how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th. Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 of each year is available (i) without charge, upon request, by calling the Portfolio at 877-870-2874; and (ii) on the SEC’s website at http://www.sec.gov.

Disclosure of portfolio holdings

The Board has adopted a policy that governs the disclosure of portfolio holdings. This policy is intended to ensure that such disclosure is in the best interests of the shareholders of the Portfolio and to address possible conflicts of interest. Under the Portfolio’s policy, the Portfolio generally will not disclose portfolio holdings to a third party unless such information is made available to the public. The policy provides that the Portfolio may disclose non-public portfolio holdings information as required by law and under other limited circumstances that are set forth in more detail below.

In accordance with these policies and procedures, the Portfolio may provide portfolio holdings information to third parties no earlier than the time a report is filed with the SEC that is required to contain such information or one day after the information is posted on the Portfolio’s publicly accessible website, [ ]. In addition, top positional holdings and portfolio-related statistical information may be publicly disclosed periodically.

The Portfolio does not selectively disclose its respective Portfolio holdings to any person, other than rating agencies, those entities referenced below. Such disclosures are made only on the condition that the information is kept confidential.

Under limited circumstances, as described below, the Portfolio’s portfolio holdings may be disclosed to, or known by, certain third parties in advance of their publication. In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

●	The Adviser. Personnel of the Adviser, including personnel responsible for managing the Portfolio’s portfolios, may have full daily access to the Portfolio’s portfolio holdings since that information is necessary in order for the Adviser to provide its management, administrative, and investment services to the Portfolio. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers and independent pricing services.

●	Administrator. Personnel of State Street have full daily access to the Portfolio’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

●	Custodian. Personnel of State Street and its agents have full daily access to the Portfolio’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

●	Rating Agencies. Morningstar, Lipper, and other mutual fund rating agencies may also receive the Portfolio’s full portfolio holdings, generally quarterly on a 30-day lag basis with the understanding that such holdings may be posted or disseminated to the public by the rating agencies at any time. The rating agencies may receive the holdings information earlier than the 30-day lag if confidentiality agreements are in place.

●	Auditors, Tax Accountants. Personnel of the Portfolio’s independent registered public accounting firm have access to the Portfolio’s portfolio holdings in connection with auditing of the Portfolio’s annual financial statements and providing assistance and consultation in connection with SEC filings.

●	Portfolio Counsel. Personnel of the Portfolio’s counsel have access to the Portfolio’s portfolio holdings in connection with review of the Portfolio’s annual and semi-annual shareholder reports and SEC filings.

Other than as described above, the Portfolio does not have in place any ongoing arrangements to provide information regarding portfolio holdings to any person. Neither the Portfolio nor any other person will receive any compensation or other consideration in return for the disclosure of portfolio holdings information.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Portfolio from the potential misuse of holdings information by individuals or firms in possession of that information.

The Trust’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Portfolio’s portfolio securities at any time or to any persons other than those described above. In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential.

Organization of the Trust

The Trust was organized on March 15, 1995 under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust. The Trust’s Declaration of Trust authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Shares of one series have been authorized, which constitutes the interests in the Portfolio. Class 1 shares of the Portfolio were previously an undesignated share class of the Portfolio. Class 2 shares of the Portfolio were authorized on December 30, 2019 and commenced operations on May 1, 2020. The Board may classify or reclassify any of its shares into one or more additional series without shareholder approval.

Effective May 1, 2001, the Trust was renamed Credit Suisse Warburg Pincus Trust. On December 12, 2001, the Trust changed its name to Credit Suisse Trust. Effective [ ], 2026, the Portfolio and the Trust changed their names from Commodity Return Strategy Portfolio to Cantor Fitzgerald Commodity Return Strategy Portfolio and from Credit Suisse Trust to Cantor Fitzgerald Variable Insurance Trust, respectively, in connection with the change in the Portfolio’s investment adviser from UBS AM (Americas) to O’Connor Alternative Investments as part of the UBS/Cantor Transaction.

When matters are submitted for shareholder vote, shareholders of the Portfolio will have one vote for each full share held and fractional votes for fractional shares held. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the members holding office have been elected by shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust’s outstanding shares. Under current law, a participating insurance company (“Participating Insurance Company”) is required to request voting instructions from the owners of separate account variable contracts (“Variable Contracts”) and must vote all Trust shares held in the separate account in proportion to the voting instructions received. Tax-qualified pension and retirement plans (“Plans”) may or may not pass through voting rights to Plan participants, depending on the terms of the Plan’s governing documents. For a more complete discussion of voting rights, refer to the sponsoring Participating Insurance Company separate account prospectus or the Plan documents or other informational materials supplied by Plan sponsors.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Portfolio. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Portfolio’s property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio would be unable to meet its obligations, a possibility that O’Connor Alternative Investments believes is remote and immaterial. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Portfolio. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

All shareholders of the Portfolio, upon liquidation, will participate ratably in the Portfolio’s net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights.

The Trust’s charter authorizes the Portfolio to redeem shares of a class or series held by a shareholder for any reason, subject to applicable law, if the Board determines that doing so is in the best interest of the Portfolio. The circumstances under which the Board may involuntarily redeem shareholders include, but are not be limited to, (a) a decision to discontinue issuance of shares of a particular class or classes of beneficial interest, (b) a decision to combine the assets belonging to, or attributable to shares of a particular class or classes of beneficial interest with those belonging to, or attributable to another class (or classes) of beneficial interest, (c) a decision to sell the assets belonging to, or attributable to a particular class or classes of beneficial interest to another registered investment company in exchange for securities issued by the other registered investment company, or (d) a decision to liquidate the Portfolio or the assets belonging to, or attributable to the particular classes or classes of beneficial interest (subject in each case to any vote of stockholders that may be required by law notwithstanding the foregoing authority granted to the Board). Redemption proceeds may be paid in cash or in kind. The Portfolio would provide prior notice of any plan to involuntarily redeem shares absent extraordinary circumstances. The exercise of the power granted to the Board under the charter is subject to the Board’s fiduciary obligation to the shareholders and any applicable provisions under the 1940 Act and the rules thereunder.

The Trust’s charter authorizes the Trustees, subject to applicable federal and state law, to reorganize or combine any Portfolio or any of its series or classes into other funds, series or classes without shareholder approval. Before allowing such a transaction to proceed without shareholder approval, the Trustees would have a fiduciary responsibility to first determine that the proposed transaction is in the shareholders’ interest. Any exercise of the Trustees’ authority is subject to applicable requirements of the 1940 Act and Massachusetts law. The Portfolio generally will provide prior notice of any such transaction except in extraordinary circumstances.

Distribution and shareholder servicing

Distributor. [Ultimus Fund Distributors, LLC (“Ultimus”) serves as distributor of the Portfolio’s shares. In connection with the change in the Portfolio’s investment adviser from UBS AM (Americas) to O’Connor Alternative Investments, the Portfolio’s distributor changed from UBS AM (US) to Ultimus effective on [ ], 2026. Ultimus offers the Portfolio’s shares on a continuous basis. Ultimus’s principal business address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. Ultimus or its affiliates may from time to time pay additional compensation on a one time or ongoing basis to financial representatives in connection with the sale of shares. Ultimus or O’Connor Alternative Investments and/or its affiliates have special fee arrangements with certain financial representatives. Ultimus or O’Connor Alternative Investments and/or its affiliates may enter into special fee arrangements with other parties from time to time. Such payments, which are sometimes referred to as revenue sharing, may be associated with the status of a fund on a financial representative’s preferred list of funds or otherwise associated with the financial representative’s marketing and other support activities relating to a fund. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such financial representatives, to provide additional compensation to registered representatives or employees of such intermediaries who sell shares of a fund. On some occasions, such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of a fund during a specific period of time. Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging. Such intermediary may elect to receive cash incentives of equivalent amounts in lieu of such payments. In addition to these payments described above, Ultimus or O’Connor Alternative Investments or its affiliates may offer other sales incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. As permitted by applicable law, Ultimus or O’Connor Alternative Investments its affiliates may pay or allow other incentives or payments to intermediaries.]

Payments may be based on current or past sales, current or historical assets or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to sell shares of the Portfolio to you instead of shares of funds offered by competing fund families.

Current revenue sharing payments have various structures and typically may be made in one or more of the following forms: asset-based payments, flat fees or minimum aggregate fees.

The Trust has adopted a Distribution Agreement (the “Distribution Agreement”) for the Portfolio and a 12b-1 Plan or Class 1 shares of the Portfolio, to permit the Trust to compensate Ultimus for activities associated with the distribution of Class 1 shares.

The 12b-1 Plan provides that a distribution and shareholder servicing fee of 0.25% per year of the average daily net assets of the Class 1 shares will be paid as compensation to Ultimus.

The Class 1 shares 12b-1 Plan will continue in effect for so long as its continuance is specifically approved at least annually by the Board, including a majority of the Independent Trustees who are not interested persons of the Trust or the Portfolio and who have no direct or indirect financial interest in the operation of the 12b-1 Plan (“12b-1 Trustees”). Any material amendment of the Class 1 shares 12b-1 Plan would require the approval of the Board in the same manner. The Class 1 shares 12b-1 Plan may not be amended to increase materially the amount to be spent thereunder without shareholder approval. The Class 1 shares 12b-1 Plan may be terminated at any time, without penalty, by vote of a majority of the 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the shares of the Portfolio.

Payments by the Portfolio to Ultimus under the Class 1 shares 12b-1 Plan are not tied exclusively to the distribution expenses actually incurred by UBS AM (US) and the payments may exceed the distribution expenses actually incurred.

Ultimus provides the Board of the Trust with periodic reports of amounts spent under the Class 1 shares 12b-1 Plan and the purposes for which the expenditures were made.

For the fiscal year ended December 31, 2024, the Portfolio paid $67,665 to UBS AM (US) (as the Portfolio’s distributor from May 1, 2024 to [ ], 2026) or Credit Suisse Securities (USA) LLC (“CSSU”) (as the Portfolio’s distributor prior to May 1, 2024), under the Class 1 shares 12b-1 Plan.

During the fiscal year ended December 31, 2024, UBS AM (US) (as the Portfolio’s distributor from May 1, 2024 to [ ], 2026) or CSSU (as the Portfolio’s distributor prior to May 1, 2024) spent the fees paid under the Class 1 shares 12b-1 Plan as follows:

Advertising	$0
Printing and mailing prospectuses for promotional purposes	$0
Payments to financial representatives	$66,059
Payments to Service Organizations	$0
People-related and occupancy	$18,975
Other	$0

With respect to shares of the Portfolio, Ultimus, O’Connor Alternative Investments or their affiliates may make payments out of their own resources to firms offering Class 2 shares for providing administration, subaccounting, transfer agency and/or other services. Under certain circumstances, the Portfolio may reimburse a portion of these payments.

Shareholder Servicing. The Trust has authorized certain insurance companies (“Service Organizations”) or, if applicable, their designees, to enter confirmed purchase and redemption orders on behalf of their clients and customers, with payment to follow no later than the Portfolio’s pricing on the following business day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Trust may be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts the order. Such orders received by the Trust in proper form will be priced at the Portfolio’s NAV next computed after they are accepted by the Service Organization or its authorized designee. Service Organizations may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if the Portfolio’s shares are purchased directly from the Trust.

For administration, subaccounting, transfer agency and/or other services, O’Connor Alternative Investments or its affiliates pay Service Organizations a standard fee of [0.20%] of the average annual value of accounts with the Trust maintained by such Service Organizations and/or the value of assets invested in the Portfolio (the “Service Fee”). O’Connor Alternative Investments and/or its affiliates may enter into special fee arrangements with other parties from time to time. Service Organizations may also be paid additional amounts related to marketing costs. Service Fees may be paid on a one-time or ongoing basis. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

Additional purchase and redemption information

Shares of the Portfolio may not be purchased or redeemed by individual investors directly but may be purchased or redeemed only through Variable Contracts offered by separate accounts of Participating Insurance Companies and through Plans, including participant-directed Plans which elect to make the Portfolio an investment option for Plan participants. The offering price of the Portfolio’s shares is equal to its NAV per share.

Under the 1940 Act, the Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Portfolio may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Portfolio is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio at the beginning of the period.

Additional information concerning taxes

The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of the Portfolio by U.S. persons. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Portfolio or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult the sponsoring Participating Insurance Company separate account prospectus or the Plan documents or other informational materials supplied by Plan sponsors and their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Portfolio. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

In order to qualify for treatment as a regulated investment company under the Code, as further discussed below, the Portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The IRS has issued a ruling that certain income from commodity-linked swaps, in which the Portfolio may invest in order to gain exposure to the Index, is not qualifying income for purposes of the source of income requirement. As a result, the income the Portfolio derives directly from such commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10% of its gross income. The Portfolio seeks to gain exposure to the commodity markets indirectly through its investments in the Subsidiary, which invests in commodity-linked swaps, commodity futures and other derivatives, and directly through investments in commodity-linked notes. The tax consequences if the Portfolio does not meet the requirements for being a tax-qualified regulated investment company are discussed below.

The Portfolio intends to invest not more than 25% of its total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked swaps and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The Portfolio anticipates treating income and gain from the Subsidiary and from commodity-linked notes as qualifying income. The Portfolio has received a private letter ruling from the IRS confirming that income derived from its investment in the Subsidiary will constitute qualifying income.

The Portfolio

The Portfolio intends to continue to qualify as a regulated investment company under the Code each taxable year. To so qualify, the Portfolio must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established security market or readily tradable on a secondary market (or the substantial equivalent thereof), other than partnerships that derive 90% of their gross income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); and (ii) diversify its holdings so that, at the end of each quarter of the Portfolio’s taxable year, (a) at least 50% of the market value of the Portfolio’s assets is represented by cash and cash items (including receivables), securities of other regulated investment companies, U.S. Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the value of the Portfolio’s assets and not greater than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers of which the Portfolio owns 20% or more of the voting stock and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

Although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Portfolio investments in partnerships, including in qualified publicly traded partnerships, may result in the Portfolio being subject to state, local or foreign income, franchise or withholding tax liabilities.

As a regulated investment company, the Portfolio will not be subject to U.S. federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least the sum of (i) 90% of its “investment company taxable income” (i.e., its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers) plus or minus certain other adjustments) and (ii) 90% of its net tax-exempt interest income for the taxable year is distributed to its shareholders (the “Distribution Requirement”). The Portfolio will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.

The Subsidiary is not expected to be subject to U.S. federal income tax. It will, however, be considered a controlled foreign corporation, and the Portfolio will be required to include annually as ordinary income amounts earned by the Subsidiary during that year. Furthermore, the Portfolio will be subject to the Distribution Requirement on such Subsidiary income, whether or not the Subsidiary makes a distribution to the Portfolio during the taxable year. Such Subsidiary income will not, however, be included in the Portfolio’s income again when such income is distributed by the Subsidiary to the Portfolio.

In certain situations, the Portfolio may, for a taxable year, defer all or a portion of its net capital loss (or if there is no net capital loss then any net long-term or short-term capital loss) realized after October and its late-year ordinary loss (defined as the sum of (i) the excess of post-October ordinary losses from the disposition of property, including foreign currency and PFIC (as defined below) losses, over post-October ordinary gains from the disposition of property, including foreign currency and PFIC gains, plus (ii) excess of post-December ordinary losses over post-December ordinary income, other than any such losses or income described in clause (i)) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the timing and tax character of shareholder distributions.

The Code imposes a 4% nondeductible excise tax on the Portfolio to the extent it does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98.2% of its capital gain net income (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by the Portfolio that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The Portfolio anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

If, in any taxable year, the Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the Distribution Requirement, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Portfolio in computing its taxable income. In addition, in the event of a failure to qualify, the Portfolio’s distributions, to the extent derived from the Portfolio’s current or accumulated earnings and profits, including any distributions of net long-term capital gains, will be taxable to shareholders as ordinary dividend income. If the Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the Portfolio fails to qualify as a regulated investment company for a period greater than two taxable years, the Portfolio would generally be required to recognize any net built-in gains (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) or, alternatively, be subject to taxation on any such built-in gains recognized for a period of five years, in order to qualify as a regulated investment company in a subsequent year. The Portfolio may be able to cure a failure to derive 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax, by disposing of certain assets, or by paying a tax and disposing of certain assets. If, in any taxable year, the Portfolio fails one of these tests and does not timely cure the failure, the Portfolio will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Portfolio in computing its taxable income (as discussed above).

Further, if the Portfolio should fail to qualify as a regulated investment company, the Portfolio would be considered as a single investment, which may result in Variable Contracts invested in the Portfolio not being treated as annuity, endowment or life insurance contracts under the Code. All income and gain inside such Variable Contract would be taxed currently to the holder as ordinary income, and the contract would remain subject to taxation as ordinary income thereafter, even if it became adequately diversified.

The Code and Treasury regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts meet certain diversification requirements to preserve the tax-deferred benefits provided by the Variable Contracts that are offered in connection with such separate accounts. If a separate account should fail to comply with the diversification requirements, Variable Contracts invested in the Portfolio would not be treated as annuity, endowment or life insurance contracts under the Code and all income and gain earned in past years and currently inside the contracts would be taxed currently to the holders as ordinary income and would remain subject to taxation as ordinary income thereafter, even if the separate account were to become adequately diversified. Accordingly, the Portfolio intends to comply with the diversification requirements of Section 817(h) of the Code, which relate to the tax-deferred status of insurance company separate accounts. To comply with Treasury Department regulations promulgated under Section 817(h) of the Code, the Portfolio will be required to diversify its investments so that on the last day of each calendar quarter or within 30 days of such last day no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h), obligations of the United States Treasury and of each U.S. Government agency or instrumentality are treated as securities of separate issuers. In certain circumstances, each separate account will “look-through” its investment in qualifying regulated investment companies, real estate investments trusts, partnerships or trusts and include its pro rata share of the investment companies’ investments in determining if it satisfies the diversification rules of Section 817(h). An alternative asset diversification test may be satisfied under certain circumstances. Failure to satisfy the diversification requirements may be corrected under certain circumstances, but such a correction would require a payment to the IRS based on the tax which the contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the Portfolio did not satisfy the diversification requirements. Failure to satisfy the diversification requirements may also result in adverse tax consequences for the insurance company issuing the contracts.

As noted above, the Portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans; if the Portfolio were to sell its shares to other categories of shareholders, the separate accounts may fail to comply with applicable Treasury requirements regarding investor control. If a separate account should fail to comply with the investor control requirements, the contract owner would be treated as the owner of the Portfolio shares and the contracts invested in the Portfolio would not be treated as annuity, endowment or life insurance contracts under the Code and all income and gain earned in past years and currently inside the contracts would be taxed currently to the holders as ordinary income and would remain subject to taxation as ordinary income thereafter.

Certain tax benefits from the Portfolio’s investments, such as the dividends received deduction, may flow through to the Participating Insurance Companies.

Special tax considerations

The following discussion relates to the particular U.S. federal income tax consequences of the investment policies of the Portfolio.

The Portfolio’s short sales against the box, if any, and transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by the Portfolio (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Portfolio and defer Portfolio losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Portfolio to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement and/or to avoid U.S. federal income excise taxes. The Portfolio will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it engages in short sales or acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Portfolio as a regulated investment company.

Zero Coupon Securities. The Portfolio’s investments in zero coupon securities, if any, may create special tax consequences. Zero coupon securities do not make interest payments, although a portion of the difference between a zero coupon security’s face value and its purchase price is imputed as income to the Portfolio each year even though the Portfolio receives no cash distribution until maturity. Under the U.S. federal income tax laws, the Portfolio will not be subject to tax on this income if it timely distributes such income to its shareholders and it otherwise satisfies the Distribution Requirement. These dividends ordinarily will constitute taxable income to the shareholders of the Portfolio.

Constructive Sales. The so-called “constructive sale” provisions of the Code apply to activities by the Portfolio that lock in gain on an “appreciated financial position.” Generally, a “position” is defined to include stock, a debt instrument, or partnership interest, or an interest in any of the foregoing, including through a short sale, an option, or a futures or forward contract. The entry into a short sale, a swap contract or a futures or forward contract relating to an appreciated direct position in any stock or debt instrument, or the acquisition of a stock or debt instrument at a time when the Portfolio holds an offsetting (short) appreciated position in the stock or debt instrument, may be treated as a “constructive sale” that gives rise to the immediate recognition of gain (but not loss). The application of these rules may cause the Portfolio to recognize taxable income from these offsetting transactions in excess of the cash generated by such activities.

Straddles. The options transactions that the Portfolio enters into may result in “straddles” for U.S. federal income tax purposes. The straddle rules of the Code may affect the character of gains and losses realized by the Portfolio. In addition, losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income and net capital gain of the Portfolio for the taxable year in which such losses are realized. Losses realized prior to October 31 of any year may be similarly deferred under the straddle rules in determining the required distribution that the Portfolio must make in order to avoid the federal excise tax. Furthermore, in determining its investment company taxable income, the Portfolio may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The tax consequences to the Portfolio of holding straddle positions may be further affected by various elections provided under the Code and Treasury regulations, but at the present time the Portfolio is uncertain which (if any) of these elections it will make.

Options and Section 1256 Contracts. If the Portfolio writes a covered put or call option, it generally will not recognize income upon receipt of the option premium. If the option expires unexercised or the Portfolio enters into a closing transaction with respect to the option, the Portfolio generally will recognize short-term capital gain. If the option is exercised, the premium generally will be included in the Portfolio’s basis in the underlying security that is acquired (in the case of a put option) or in the consideration received by the Portfolio in determining the capital gain or loss recognized on the sale of the underlying security (in the case of a call option), as the case may be. However, the Portfolio’s investments in so-called “section 1256 contracts,” such as certain options transactions as well as certain futures transactions and transactions in forward foreign currency contracts that are traded in the interbank market, will be subject to special tax rules. Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year (i.e., marked-to-market), regardless of whether a taxpayer’s obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end marking-to-market of section 1256 contracts is combined (after application of the straddle rules that are described above) with any other gain or loss that was previously recognized upon the termination of section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Such short-term capital gain (and, in the case of marked-to-market forward foreign currency contracts, such ordinary income) would be included in determining the investment company taxable income of the Portfolio for purposes of the Distribution Requirement, even if it were wholly attributable to the year-end marking-to-market of section 1256 contracts that the Portfolio continued to hold. Investors should also note that section 1256 contracts will be treated as having been sold on October 31 in calculating the required distribution that the Portfolio must make to avoid the federal excise tax.

The Portfolio may elect not to have the year-end mark-to-market rule apply to section 1256 contracts that are part of a “mixed straddle” with other investments of the Portfolio that are not section 1256 contracts.

Swaps. As a result of entering into swap contracts, the Portfolio may make or receive periodic net payments. The Portfolio may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap may result in capital gain or loss (which may be a long-term capital gain or loss if the Portfolio has been a party to the swap for more than one year). With respect to certain types of swaps, the Portfolio may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.

The IRS has issued a ruling that income realized directly from certain types of commodity-linked swaps would not be qualifying income. As a result, any income the Portfolio derives from direct investments in such commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10% of such Portfolio’s gross income in order for the Portfolio to satisfy the 90% gross income requirement (as discussed above).

The Portfolio anticipates treating income and gain from the Subsidiary and from commodity-linked notes as qualifying income. There is a risk, however, that the IRS could assert that the income derived from the Portfolio’s investments in the Subsidiary or in certain commodity-linked structured notes will not be considered qualifying income for purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes.

Foreign Investments. Dividends and interest (and in some cases, capital gains) received by the Portfolio from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The foreign taxes paid by the Portfolio will reduce its return from investments in the Portfolio.

The Portfolio may invest in shares of certain foreign companies that are classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign company is classified as a PFIC for any taxable year if at least 50% of its assets (by value) constitute investment-type assets or 75% or more of its gross income is investment-type income, and under the PFIC rules, an “excess distribution” received with respect to PFIC stock is treated as having been realized ratably over the period during which the Portfolio held the PFIC stock. If the Portfolio acquires such shares, it may be subject to U.S. federal income tax on the portion, if any, of the excess distribution that is allocated to the Portfolio’s holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even if the Portfolio distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income. If the Portfolio were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the Portfolio would generally be required to include in income each year its share of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Portfolio, and such amounts would be taken into account by the Portfolio for purposes of satisfying the Distribution Requirement and the federal excise tax distribution requirement. In order to make the qualified electing fund election, the Portfolio would be required to obtain certain annual information from the PFIC, which in many cases may be difficult to obtain.

Alternatively, the Portfolio may make a mark-to-market election for its PFIC stock, resulting in the stock being treated as sold at fair market value on the last day of each taxable year. Any resulting gain and any gain from an actual disposition of the PFIC stock would be reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of the PFIC stock would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years, and thereafter would be capital loss. The election must be made separately for each PFIC owned by the Portfolio and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, the Portfolio could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in the PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Portfolio may have to distribute this “phantom” income to satisfy the Distribution Requirement and to avoid imposition of the 4% excise tax.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Portfolio itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a portfolio that did not invest in PFIC stock. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualified dividend income”.

In the event that the Portfolio were to experience an ownership change as defined under the Code, the Portfolio’s loss carryforwards, if any, may be subject to limitation.

Separately, a 30% withholding tax is currently imposed on U.S.-source dividends interest, and other income items paid to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders (or, alternatively, to comply with an applicable intergovernmental agreement) and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect substantial U.S. owners. To avoid withholding, a foreign financial institution will need (i) to enter into an agreement with the IRS regarding providing the IRS information including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, to comply with due diligence procedures with respect to the identification of U.S. accounts, to report to the IRS certain information with respect to U.S. accounts maintained, to agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and to determine certain other information as to their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, to provide local revenue authorities with similar account holder information. Other foreign entities will need to provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

A 3.8% Medicare contribution tax is imposed on net investment income, including, among other things, interest, dividends, taxable annuity payments, and capital gain, of U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly, or $125,000 if married and filing separately), and on the undistributed net investment income of certain estates and trusts.

The Portfolio will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Variable contracts and plans

Because shares of the Portfolio may only be purchased through Variable Contracts and Plans, it is anticipated that dividends and distributions will be exempt from current taxation if left to accumulate within the Variable Contracts or Plans. For information regarding the tax treatment of distributions from the Variable Contracts and Plans, please see the sponsoring Participating Insurance Company separate account prospectus or the Plan documents or other informational materials supplied by Plan sponsors.

Independent registered public accounting firm and other service providers

[ ], with principal offices at [ ], served as the independent registered public accounting firm for the Trust for the fiscal year ended December 31, 2024. The financial statements for the fiscal year ended December 31, 2024 that are incorporated by reference into this Statement of Additional Information have been audited by [ ] and included herein in reliance upon a report of such firm of independent auditors given upon their authority as experts in accounting and auditing. The financial statements for the fiscal period ended June 30, 2025 that are incorporated by reference into this Statement of Additional Information are unaudited.

On April 23, 2024, the Board approved the dismissal of [ ] (“[ ]”) as the independent registered public accounting firm for the Portfolio, due to [ ]’s ceasing to be deemed an independent registered public accounting firm with respect to the Portfolio after April 30, 2024. The Board’s decision to approve the dismissal of [ ] was recommended by the Audit Committee of the Board.

Effective June 19, 2024, [ ] was engaged as the independent registered public accounting firm for the Portfolio for the fiscal year ending December 31, 2024. The engagement of [ ] was previously approved by the Portfolio’s Board upon the recommendation of the Audit Committee of the Board.

DLA Piper LLP, 1201 West Peachtree Street, Suite 2900, Atlanta, Georgia 30309, serves as counsel for the Portfolio and provides legal services for O’Connor Alternative Investments.

Northern Lights Compliance Services, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022, provides certain compliance administrative services to the Portfolio.

Miscellaneous

As of [ ], 2026, the following persons owned of record 5% or more of the Portfolio’s outstanding shares:

Name and address	Percent owned as of [ ]
Class 1

[ ]	[ ]	%

Class 2

[ ]	[ ]

Financial statements

The Portfolio’s audited Annual Report and unaudited Semi-Annual Report, which either accompany this SAI or have previously been provided to the investor to whom this SAI is being sent, as relevant to the particular investor, are incorporated herein by reference. The Portfolio will furnish without charge a copy of the Portfolio’s Annual Report or Semi-Annual Report upon request by calling the Portfolio at 1-877-870-2874.

Appendix A
Description of Bond Ratings

A Description of Moody’s Investors Service, Inc.’s (“Moody’s”) Global Rating Scales:

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Moody’s defines credit risk as the risk that an entity may not meet its contractual financial obligations as they come due and any estimated financial loss in the event of default or impairment. The contractual financial obligations addressed by Moody’s ratings are those that call for, without regard to enforceability, the payment of an ascertainable amount, which may vary based upon standard sources of variation (e.g., floating interest rates), by an ascertainable date. Moody’s rating addresses the issuer’s ability to obtain cash sufficient to service the obligation, and its willingness to pay. Moody’s ratings do not address non-standard sources of variation in the amount of the principal obligation (e.g., equity indexed), absent an express statement to the contrary in a press release accompanying an initial rating. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned for obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Moody’s issues ratings at the issuer level and instrument level on both the long-term scale and the short-term scale. Typically, ratings are made publicly available although private and unpublished ratings may also be assigned.

Moody’s differentiates structured finance ratings from fundamental ratings (i.e., ratings on nonfinancial corporate, financial institution, and public sector entities) on the global long-term scale by adding (sf) to all structured finance ratings. The addition of (sf) to structured finance ratings should eliminate any presumption that such ratings and fundamental ratings at the same letter grade level will behave the same. The (sf) indicator for structured finance security ratings indicates that otherwise similarly rated structured finance and fundamental securities may have different risk characteristics. Through its current methodologies, however, Moody’s aspires to achieve broad expected equivalence in structured finance and fundamental rating performance when measured over a long period of time.

Description of Moody’s Global Long-Term Rating Scale:

Aaa. Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa. Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A. Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa. Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba. Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B. Obligations rated B are considered speculative and are subject to high credit risk.

Caa. Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca. Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C. Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Moody’s Global Short-Term Rating Scale:

P-1.         Ratings of Prime-1 reflect a superior ability to repay short-term obligations.

P-2.         Ratings of Prime-2 reflect a strong ability to repay short-term obligations.

P-3.         Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.

NP. Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s U.S. Municipal Short-Term Debt and Demand Obligation Ratings:

Description of Moody’s Short-Term Obligation Ratings:

Moody’s uses the global short-term Prime rating scale for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales discussed below.

Moody’s uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, Moody’s uses the MIG scale for bond anticipation notes with maturities of up to five years.

MIG Scale:

MIG 1. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3. This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG. This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Demand Obligation Ratings:

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned. The components are a long-term rating and a short-term demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon-demand feature (“demand feature”) of the VRDO. The short-term demand obligation rating uses the VMIG scale. VMIG ratings with liquidity support use as an input the short-term Counterparty Risk Assessment of the support provider, or the long-term rating of the underlying obligor in the absence of third party liquidity support. Transitions of VMIG ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

Moody’s typically assigns the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR”.

VMIG Scale:

VMIG 1. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2. This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3. This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG. This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections necessary to ensure the timely payment of purchase price upon demand.

Description of S&P Global Ratings (“S&P”), a Division of S&P Global Inc., Issue Credit Ratings:

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. S&P would typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. However, the ratings S&P assigns to certain instruments may diverge from these guidelines based on market practices. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

●	The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

●	The nature and provisions of the financial obligation, and the promise S&P imputes; and

●	The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Long-Term Issue Credit Ratings*:

AAA. An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA. An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A. An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB. An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C. Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB. An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B. An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC. An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC. An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C. An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D. An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

* Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Short-Term Issue Credit Ratings:

A-1. A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2. A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3. A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B. A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C. A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D. A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

Description of S&P’s Municipal Short-Term Note Ratings:

An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

●	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

●	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P’s municipal short-term note rating symbols are as follows:

SP-1. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2. Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3. Speculative capacity to pay principal and interest.

D. ‘D’ is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Description of Fitch Ratings’ (“Fitch’s”) Credit Ratings Scales:

Fitch Ratings publishes opinions on a variety of scales. The most common of these are credit ratings, but the agency also publishes ratings, scores and other relative opinions relating to financial or operational strength. For example, Fitch also provides specialized ratings of servicers of residential and commercial mortgages, asset managers and funds. In each case, users should refer to the definitions of each individual scale for guidance on the dimensions of risk covered in each assessment.

Fitch’s credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings relating to securities and obligations of an issuer can include a recovery expectation. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. The agency’s credit ratings cover the global spectrum of corporate, sovereign financial, bank, insurance, and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms investment grade and speculative grade are market conventions and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative categories either signal a higher level of credit risk or that a default has already occurred.

For the convenience of investors, Fitch may also include issues relating to a rated issuer that are not and have not been rated on its web page. Such issues are also denoted as ‘NR’.

Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss. For information about the historical performance of ratings please refer to Fitch’s Ratings Transition and Default studies which detail the historical default rates and their meaning. The European Securities and Markets Authority also maintains a central repository of historical default rates.

Fitch’s credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations.

However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment.

Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation’s documentation).

The primary credit rating scales can be used to provide a rating of privately issued obligations or certain note issuance programs or for private ratings. In this case the rating is not published, but only provided to the issuer or its agents in the form of a rating letter.

The primary credit rating scales may also be used to provide ratings for a more narrow scope, including interest strips and return of principal or in other forms of opinions such as credit opinions or rating assessment services. Credit opinions are either a notch- or category-specific view using the primary rating scale and omit one or more characteristics of a full rating or meet them to a different standard. Credit opinions will be indicated using a lower case letter symbol combined with either an ‘*’ (e.g. ‘bbb+*’) or (cat) suffix to denote the opinion status. Credit opinions will be point-in-time typically but may be monitored if the analytical group believes information will be sufficiently available. Rating assessment services are a notch-specific view using the primary rating scale of how an existing or potential rating may be changed by a given set of hypothetical circumstances. While credit opinions and rating assessment services are point-in-time and are not monitored, they may have a directional watch or outlook assigned, which can signify the trajectory of the credit profile.

Description of Fitch’s Long-Term Corporate Finance Obligations Rating Scales:

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument. On the contrary, Ratings of debtor-in-possession (“DIP”) obligations incorporate the expectation of full repayment.

The relationship between the issuer scale and obligation scale assumes a generic historical average recovery. Individual obligations can be assigned ratings higher, lower, or the same as that entity’s issuer rating or issuer default rating (“IDR”), based on their relative ranking, relative vulnerability to default or based on explicit Recovery Ratings.

As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or IDR, except DIP obligation ratings that are not based off an IDR. At the lower end of the ratings scale, Fitch publishes explicit Recovery Ratings in many cases to complement issuer and obligation ratings.

Fitch long-term obligations rating scales are as follows:

AAA. Highest Credit Quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA. Very High Credit Quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A. High Credit Quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB. Good Credit Quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB. Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B. Highly Speculative. ‘B’ ratings indicate that material credit risk is present.

CCC. Substantial Credit Risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC. Very High Levels of Credit Risk. ‘CC’ ratings indicate very high levels of credit risk.

C. Exceptionally High Levels of Credit Risk. ‘C’ indicates exceptionally high levels of credit risk.

Within rating categories, Fitch may use modifiers. The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories.

For example, the rating category ‘AA’ has three notch-specific rating levels (‘AA+’; ‘AA’; ‘AA-’; each a rating level). Such suffixes are not added to ‘AAA’ ratings and ratings below the ‘CCC’ category. For the short-term rating category of ‘F1’, a ‘+’ may be appended.

Description of Fitch’s Short-Term Ratings Assigned to Issuers and Obligations:

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

Fitch short-term ratings are as follows:

F1. Highest Short-Term Credit Quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2. Good Short-Term Credit Quality. Good intrinsic capacity for timely payment of financial commitments.

F3. Fair Short-Term Credit Quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B. Speculative Short-Term Credit Quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C. High Short-Term Default Risk. Default is a real possibility.

RD. Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D. Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Appendix B

[PROXY VOTING POLICIES]

[Proxy Voting Policies to be included in next post-effective amendment]

PART C
OTHER INFORMATION

Item 28.	Exhibits

Exhibit No.	Description of Exhibit

a(1)	Declaration of Trust dated March 15, 1995 (incorporated by reference to Exhibit 1 to Registrant’s Registration Statement on Form N-1A, filed on March 17, 1995).

(2)	Amendment to Declaration of Trust dated March 31, 1995 (incorporated by reference to Exhibit 1(b) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, filed on June 14, 1995).

(3)	Amendment to Declaration of Trust dated March 8, 2000 (incorporated by reference to Exhibit a(3) to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A, filed on April 26, 2000).

(4)	Amendment to Declaration of Trust dated March 8, 2000 (incorporated by reference to Exhibit a(4) to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A, filed on April 26, 2000).

(5)	Amendment to Declaration of Trust dated April 3, 2001 (incorporated by reference to Exhibit a(5) to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A, filed on April 25, 2001).

(6)	Designation of Series relating to addition of the Global Post-Venture Capital Portfolio and the Emerging Markets Portfolio dated April 16, 1996 (incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A, filed on April 18, 1996).

(7)	Designation of Series relating to addition of Large Cap Value Portfolio dated July 31, 1997 (incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A, filed on August 11, 1997).

(8)	Designation of Series relating to addition of Emerging Growth Portfolio dated November 24, 1998 (incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on April 16, 1999).

(9)	Designation of Series relating to addition of the Blue Chip Portfolio and the Small Cap Value Portfolio dated June 25, 2001 (incorporated by reference to Exhibit a(10) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A, filed on June 29, 2001).

(10)	Certificate of Amendment dated November 7, 2001 (incorporated by reference to Exhibit a(11) to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, filed on April 5, 2002).

(11)	Certificate and Instrument of Amendment to the Agreement and Declaration of Trust dated June 17, 2002 (incorporated by reference to Exhibit a(12) to Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A, filed on March 31, 2003).

(12)	Certificate of Amendment dated June 18, 2003 (incorporated by reference to Exhibit a(12) to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A, filed on March 31, 2004).

Exhibit No.	Description of Exhibit

(13)	Certificate of Termination dated March 11, 2004 (incorporated by reference to Exhibit a(13) to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A, filed on March 31, 2004).

(14)	Certificate of Amendment dated May 3, 2004 (incorporated by reference to Exhibit a(14) to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A, filed on April 25, 2006).

(15)	Certificate of Amendment dated February 3, 2005 (incorporated by reference to Exhibit a(14) to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A, filed on February 25, 2005).

(16)	Certificate of Amendment dated February 17, 2005 (incorporated by reference to Exhibit a(15) to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A, filed on February 25, 2005).

(17)	Certificate of Termination of High Yield Portfolio and Strategic Small Cap Portfolio dated March 1, 2005 (incorporated by reference to Exhibit a(16) to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, filed on April 29, 2005).

(18)	Designation of Series relating to addition of Commodity Return Strategy Portfolio dated August 22, 2005 (incorporated by reference to Exhibit a(17) to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A, filed on August 24, 2005).

(19)	Certificate of Amendment dated November 17, 2006 (incorporated by reference to Exhibit 1(m) to Registrant’s Registration Statement on Form N-14 (Securities Act File No. 333-140901), filed on February 27, 2007).

(20)	Certificate of Termination of Small Cap Core II Portfolio of Credit Suisse Trust dated May 16, 2007 (incorporated by reference to Exhibit a(19) to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A, filed on April 16, 2008).

(21)	Certificate of Amendment dated February 26, 2009 (incorporated by reference to Exhibit a(21) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009).

(22)	Certificate of Termination of U.S. Equity Flex II Portfolio, U.S. Equity Flex III Portfolio and U.S. Equity Flex IV Portfolio dated October 6, 2009 (incorporated by reference to Exhibit a(22) to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2010).

(23)	Certificate of Termination of International Equity Flex I Portfolio and International Equity Flex II Portfolio dated December 14, 2009 (incorporated by reference to Exhibit a(23) to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2010).

(24)	Certificate of Amendment of U.S. Equity Flex I Portfolio and International Equity Flex III Portfolio of Credit Suisse Trust dated October 25, 2011 (incorporated by reference to Exhibit a(22) to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A, filed on April 18, 2012).

Exhibit No.	Description of Exhibit

(25)	Certificate of Amendment dated December 30, 2019 (incorporated by reference to Exhibit a(25) to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 3, 2020).

(26)	Certificate of Designation of Classes of Shares for Commodity Return Strategy Portfolio dated December 30, 2019 (incorporated by reference to Exhibit a(26) to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, filed on January 3, 2020).

b(1)	By-Laws as adopted March 15, 1995 (incorporated by reference Exhibit 2 to Registrant’s Registration Statement on Form N-1A, filed on March 17, 1995).

(2)	Amendment to By-Laws dated February 6, 1998 (incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit to Exhibit 2(b) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of Credit Suisse Capital Appreciation Fund, filed on February 23, 1998 (Securities Act File No. 33-12344)).

(3)	Amended By-Laws dated February 5, 2001 (incorporated by reference to Exhibit b(3) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of Credit Suisse Fixed Income Fund, filed on February 27, 2001 (Securities Act File No. 33-12343)).

(4)	Amendment to By-Laws dated April 3, 2001 (incorporated by reference to Exhibit b(4) to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A, filed on April 25, 2001).

(5)	Amendment to By-Laws dated December 12, 2001 (incorporated by reference to Exhibit b(5) to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, filed on April 5, 2002).

(6)	Amended and Restated By-Laws as amended February 12, 2002 (incorporated by reference to Exhibit b(6) to Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A, filed on March 31, 2003).

(7)	Amendment to By-Laws as adopted July 30, 2024, (incorporated by reference to Exhibit b(7) to Post-Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A, filed on April 16, 2025).

c	Form of Share Certificate (incorporated by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, filed on June 14, 1995).

d(1)	Investment Management Agreement with Credit Suisse Asset Management, LLC (“CSAM”) dated September 26, 2023 (incorporated by reference to Exhibit d(1) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A of Credit Suisse Commodity Strategy Funds, filed on February 28, 2024).

(2)	Amendment to Investment Management Agreement dated May 1, 2024 (incorporated by reference to Exhibit d(2) to Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Credit Suisse Opportunity Funds filed on February 28, 2025 (Securities Act File No. 33-92982)).

(3)	Expense Limitation Agreement with UBS AM (Americas) with respect to the Commodity Return Strategy Portfolio dated November 11, 2025, filed herewith.

Exhibit No.	Description of Exhibit

(4)	Investment Advisory Agreement with O’Connor Alternative Investments, LLC (“O’Connor Alternative Investments”) dated [ ], 2026, to be filed by amendment.

(5)	Expense Limitation Agreement with O’Connor Alternative Investments dated [ ], 2026, to be filed by amendment.

e(1)	Distribution Agreement with UBS Asset Management (US) Inc. dated May 1, 2024, (incorporated by reference to Exhibit e to Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Credit Suisse Opportunity Funds filed on February 28, 2025 (Securities Act File No. 33-92982)).

(2)	Distribution Agreement with Ultimus Fund Distributors, LLC dated [ ], 2026, to be filed by amendment.

f	Not applicable.

g(l)	Custodian Agreement with State Street Bank and Trust Company (“State Street”), dated October 20, 2000 (incorporated by reference to Exhibit g(1) to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A, filed on November 22, 2000).

(2)	Amendment to Custodian Agreement with State Street dated April 26, 2001 (incorporated by reference to Exhibit g(2) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A, filed on June 29, 2001).

(3)	Amendment to Custodian Agreement with State Street dated May 16, 2001 (incorporated by reference to Exhibit g(3) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A, filed on June 29, 2001).

(4)	Amended Exhibit I to Custodian Agreement with State Street dated May 16, 2001 (incorporated by reference to Exhibit g(4) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A, filed on June 29, 2001).

(5)	Amendment to Custodian Agreement with State Street dated November 16, 2005 (incorporated by reference to Exhibit g(8) to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A, filed on April 25, 2006).

(6)	Custody Fee Schedule dated February 28, 2007 (incorporated by reference to Exhibit g(6) to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A, filed on April 26, 2007).

(7)	Amendment to Custodian Agreement with State Street dated November 1, 2011 (incorporated by reference to Exhibit g(6) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A of Credit Suisse Opportunity Funds filed on February 28, 2012 (Securities Act File No. 33-92982)).

(8)	Amendment to Custodian Agreement with State Street effective March 30, 2012 (incorporated by reference to Exhibit g(6) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of Credit Suisse Opportunity Funds, filed on July 5, 2012 (Securities Act File No. 33-92982)).

(9)	Amendment to Custodian Agreement with State Street effective September 28, 2012 (incorporated by reference to Exhibit g(7) to Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Credit Suisse Opportunity Funds, filed on February 28, 2013 (Securities Act File No. 33-92982)).

Exhibit No.	Description of Exhibit

(10)	Amendment to Custodian Agreement with State Street effective November 27, 2013 (incorporated by reference to Exhibit g(8) to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of Credit Suisse Opportunity Funds, filed on January 14, 2014 (Securities Act File No. 33-92982)).

(11)	Amendment to Custodian Agreement with State Street effective March 30, 2014 (incorporated by reference to Exhibit g(9) to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of Credit Suisse Opportunity Funds, filed on March 28, 2014 (Securities Act File No. 33-92982)).

(12)	Amendment to Custodian Agreement with State Street effective February 27, 2015 (incorporated by reference to Exhibit g(12) to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A, filed on April 16, 2015).

h(1)	Co-Administration Agreement with State Street dated March 18, 2002 (incorporated by reference to Exhibit h(3) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Credit Suisse Strategic Small Cap Fund, Inc. filed on May 3, 2002 (Securities Act File No. 333-64554)).

(2)	Amendment No. 1 Co-Administration Agreement with State Street dated January 1, 2007 (incorporated by reference to Exhibit 13(c) to the Registrant Registrant’s Registration Statement on Form N-14 (Securities Act File No 333-140901) filed on February 27, 2007).

(3)	Amendment No. 2 to Co-Administration Agreement with State Street dated November 1, 2011 (incorporated by reference to Exhibit h(7) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of Credit Suisse Opportunity Funds, filed on July 5, 2012 (Securities Act File No. 33-92982)).

(4)	Amendment No. 3 to Co-Administration Agreement with State Street dated March 19, 2014 (incorporated by reference to Exhibit h(8) to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A, filed on April 14, 2014).

(5)	Amendment to Co-Administration Agreement with State Street effective March 27, 2012 (incorporated by reference to Exhibit h(8) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of Credit Suisse Opportunity Funds, filed on July 5, 2012 (Securities Act File No. 33-92982)).

(6)	Amendment to Co-Administration Agreement with State Street effective September 28, 2012 (incorporated by reference to Exhibit h(10) to Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Credit Suisse Opportunity Funds, filed on February 28, 2013 (Securities Act File No. 33-92982)).

(7)	Amendment to Co-Administration Agreement with State Street effective December 20, 2013 (incorporated by reference to Exhibit h(13) to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of Credit Suisse Opportunity Funds, filed on January 14, 2014 (Securities Act File No. 33-92982)).

Exhibit No.	Description of Exhibit

(8)	Amendment to Co-Administration Agreement with State Street effective March 28, 2014 (incorporated by reference to Exhibit h(12) to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A, filed on April 14, 2014).

(9)	Amendment to Co-Administration Agreement with State Street effective February 27, 2015 (incorporated by reference to Exhibit h(14) to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A, filed on April 16, 2015).

(10)	Amendment to Co-Administration Agreement with State Street effective June 1, 2018 (incorporated by reference to Exhibit h(10) Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, filed on April 16, 2019).

(11)	Form of Participation Agreement (incorporated by reference to Exhibit h(4) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009).

(12)	Transfer Agency and Service Agreement with DST Asset Manager Solutions, Inc. dated October 26, 2018, (incorporated by reference to Exhibit h(1) to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of Credit Suisse Commodity Strategy Funds filed on February 25, 2022 (Securities Act File No. 333-116212)).

(13)	Combined U.S. Accounting, Administration Fee Schedule Revised June 1, 2009 (incorporated by reference to Exhibit h(17) to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of Credit Suisse Capital Funds filed on December 23, 2009 (Securities Act File No. 33-03706)).

(14)	Securities Lending Authorization Agreement with State Street Bank and Trust Company dated March 17, 2004 (incorporated by reference to Exhibit h(7) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009).

(15)	First Amendment to Securities Lending Authorization Agreement dated December 17, 2004 (incorporated by reference to Exhibit h(8) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009).

(16)	Second Amendment to Securities Lending Authorization Agreement dated May 17, 2006 (incorporated by reference to Exhibit h(9) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009).

(17)	Third Amendment to Securities Lending Authorization Agreement dated September 15, 2006 (incorporated by reference to Exhibit h(10) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009).

(18)	Fourth Amendment to Securities Lending Authorization Agreement dated July 16, 2007 (incorporated by reference to Exhibit h(11) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009).

(19)	Fifth Amendment to Securities Lending Authorization Agreement dated August 27, 2007 (incorporated by reference to Exhibit h(12) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009).

(20)	Sixth Amendment to Securities Lending Authorization Agreement dated December 1, 2007 (incorporated by reference to Exhibit h(13) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009).

Exhibit No.	Description of Exhibit

(21)	Seventh Amendment to the Securities Lending Authorization Agreement dated April 17, 2009 (incorporated by reference to Exhibit h(14) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009).

(22)	Eighth Amendment to the Securities Lending Authorization Agreement dated May 21, 2009 (incorporated by reference to Exhibit h(23) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A of Credit Suisse Opportunity Funds filed on February 28, 2012 (Securities Act File No. 33-92982)).

(23)	Ninth Amendment to the Securities Lending Authorization Agreement dated November 1, 2011 (incorporated by reference to Exhibit h(24) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A of Credit Suisse Opportunity Funds filed on February 28, 2012 (Securities Act File No. 33-92982)).

(24)	Tenth Amendment to the Securities Lending Authorization Agreement dated March 6, 2012 (incorporated by reference to Exhibit h(23) to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A, filed on April 18, 2012).

(25)	Eleventh Amendment to the Securities Lending Authorization Agreement dated October 4, 2012 (incorporated by reference to Exhibit h(29) to Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Credit Suisse Opportunity Funds, filed on February 28, 2013 (Securities Act File No. 33-92982)).

(26)	Securities Lending and Services Agreement with State Street Bank and Trust Company dated April 17, 2009 (incorporated by reference to Exhibit h(15) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009).

(27)	Committed Line of Credit Agreement with State Street Bank and Trust Company dated June 10, 2009 (incorporated by reference to Exhibit h(29) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of Credit Suisse Opportunity Funds, filed on July 5, 2012 (Securities Act File No. 33-92982)).

(28)	First Amendment to Committed Line of Credit Agreement dated June 30, 2009 (incorporated by reference to Exhibit h(30) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of Credit Suisse Opportunity Funds, filed on July 5, 2012 (Securities Act File No. 33-92982)).

(29)	Second Amendment to Committed Line of Credit Agreement dated July 17, 2009 (incorporated by reference to Exhibit h(31) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of Credit Suisse Opportunity Funds, filed on July 5, 2012 (Securities Act File No. 33-92982)).

(30)	Third Amendment to Committed Line of Credit Agreement dated June 9, 2010 (incorporated by reference to Exhibit h(32) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of Credit Suisse Opportunity Funds, filed on July 5, 2012 (Securities Act File No. 33-92982)).

(31)	Fourth Amendment to Committed Line of Credit Agreement dated June 8, 2011 (incorporated by reference to Exhibit h(33) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of Credit Suisse Opportunity Funds, filed on July 5, 2012 (Securities Act File No. 33-92982)).

Exhibit No.	Description of Exhibit

(32)	Fifth Amendment to Committed Line of Credit Agreement dated March 30, 2012 (incorporated by reference to Exhibit h(34) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of Credit Suisse Opportunity Funds, filed on July 5, 2012 (Securities Act File No. 33-92982)).

(33)	Sixth Amendment to Committed Line of Credit Agreement dated June 6, 2012 (incorporated by reference to Exhibit h(35) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of Credit Suisse Opportunity Funds, filed on July 5, 2012 (Securities Act File No. 33-92982)).

(34)	Seventh Amendment to Committed Line of Credit Agreement dated October 19, 2012 (incorporated by reference to Exhibit h(40) to Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Credit Suisse Opportunity Funds, filed on February 28, 2013 (Securities Act File No. 33-92982)).

(35)	Eighth Amendment to Committed Line of Credit Agreement dated June 5, 2013 (incorporated by reference to Exhibit h(44) to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of Credit Suisse Opportunity Funds, filed on October 11, 2013 (Securities Act File No. 33-92982)).

(36)	Ninth Amendment to Committed Line of Credit Agreement dated June 4, 2014 (incorporated by reference to Exhibit h(48) to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of Credit Suisse Opportunity Funds, filed on November 19, 2014 (Securities Act File No. 33-92982)).

(37)	Tenth Amendment to Committed Line of Credit Agreement dated June 3, 2015 (incorporated by reference to Exhibit h(50) to Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of Credit Suisse Opportunity Funds, filed on December 28, 2015 (Securities Act File No. 33-92982)).

(38)	Eleventh Amendment to Committed Line of Credit Agreement dated March 11, 2016 (incorporated by reference to Exhibit h(52) to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A, filed on April 15, 2016).

(39)	Twelfth Amendment to Committed Line of Credit Agreement dated March 10, 2017 (incorporated by reference to Exhibit h(48) to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A, filed on April 13, 2017).

(40)	Thirteenth Amendment to Committed Line of Credit Agreement dated November 3, 2017 (incorporated by reference to Exhibit h(49) to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A, filed on April 13, 2018).

(41)	Fourteenth Amendment to Committed Line of Credit Agreement dated March 9, 2018 (incorporated by reference to Exhibit h(50) to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A, filed on April 13, 2018).

(42)	Fifteenth Amendment to Committed Line of Credit Agreement dated March 8, 2019 (incorporated by reference to Exhibit h(52) to Post-Effective Amendment 50 to the Registrant’s Registration Statement on Form N-1A, filed on April 16, 2019).

(43)	Sixteenth Amendment to Committed Line of Credit Agreement dated March 6, 2020 (incorporated by reference to Exhibit h(58) to Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A of Credit Suisse Opportunity Funds, filed on February 26, 2021 (Securities Act File No. 33-92982)).

Exhibit No.	Description of Exhibit

(44)	Seventeenth Amendment to Committed Line of Credit Agreement dated March 5, 2021 (incorporated by reference to Exhibit h(54) to Post-Effective Amendment No. 57 filed on April 15, 2021).

(45)	Eighteenth Amendment to Committed Line of Credit Agreement dated August 20 2021 (incorporated by reference to Exhibit h(44) to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of Credit Suisse Commodity Strategy Funds filed on February 25, 2022 (Securities Act File No. 333-116212)).

(46)	Nineteenth Amendment to Committed Line of Credit Agreement dated March 4, 2022, (incorporated by reference to Exhibit h(46) to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, filed on April 15, 2022).

(47)	Twentieth Amendment to Committed Line of Credit Agreement dated March 3, 2023, (incorporated by reference to Exhibit h(47) to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A, filed on April 17, 2023).

(48)	Twenty-first Amendment to Committed Line of Credit Agreement dated March 1, 2024, (incorporated by reference to Exhibit h(48) to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A, filed April 17, 2024).

(49)	Twenty-second Amendment to Committed Line of Credit Agreement dated February 28, 2025, (incorporated by reference to Exhibit g(49) to Post-Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A, filed on April 16, 2025).

i(l)	Opinion and Consent of Willkie Farr & Gallagher LLP, counsel to the Trust (incorporated by reference to Exhibit i(1) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on January 11, 2006).

(2)	Opinion and Consent of Sullivan & Worcester LLP, Massachusetts counsel to the Trust (incorporated by reference to Exhibit i(2) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on January 11, 2006).

(3)	Opinion and Consent of Morgan, Lewis & Bockius LLP, Massachusetts counsel to the Trust (incorporated by reference to Exhibit i(3) to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A, filed on March 3, 2020).

j(1)	Consent of Independent Registered Public Accounting Firm, to be filed by amendment.

(2)	Power of Attorney (incorporated by reference to Exhibit j(2) to Registrant’s Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A, filed on April 16, 2025).

k	Not applicable.

l	Purchase Agreement pertaining to the Commodity Return Strategy Portfolio dated January 31, 2006 (incorporated by reference to Exhibit l(7) to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A, filed on April 25, 2006).

Exhibit No.	Description of Exhibit

m(1)	Plan of Distribution pursuant to Rule 12b-1 pertaining to the Commodity Return Strategy Portfolio dated August 17, 2005 (incorporated by reference to Exhibit m to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A, filed on April 25, 2006).

(2)	Amendment No. 1 to Plans of Distribution (incorporated by reference to Exhibit m(11) to Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Credit Suisse Opportunity Funds filed on February 28, 2025 (Securities Act File No. 33-92982)).

n	Rule 18f-3 Plan (incorporated by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A, filed on March 3, 2020).

o	Not applicable.

p	Joint Code of Ethics of Registrant, the investment adviser and principal underwriter of the Registrant, (incorporated by reference to Exhibit 14(a) of Post-Effective Amendment No. 63 to the registration statement of PACE Select Advisor Trust, SEC File No. 33-87254, filed November 26, 2024).

Item 29.	Persons Controlled by or Under Common Control with Registrant

From time to time, UBS Asset Management (Americas) LLC, may be deemed to control the Commodity Return Strategy Portfolio and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant fund’s shares on behalf of discretionary advisory clients. The Trust through the Commodity Return Strategy Portfolio, a portfolio of the Trust, wholly owns and controls the Credit Suisse Cayman Commodity Fund II Ltd. (“Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary’s financial statements are included, on a consolidated basis, in the Commodity Return Strategy Portfolio’s annual and semi-annual reports to shareholders.

Item 30.	Indemnification

Registrant, and officers and directors of CSAM and Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of the Trust’s Registration Statement filed on March 17, 1995 (Securities Act File No. 33-58125).

Item 31.	Business and Other Connections of Investment Advisor

The Advisor provides investment advisory services consisting of portfolio management for a variety of individuals and institutions. For information as to any other business, vocation or employment of a substantial nature in which the Registrant’s investment advisor and each officer of the Registrant’s investment advisor is or has been engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, within the last two fiscal years, see the Advisor’s Form ADV (File #801-34910) filed under the Investment Advisers Act of 1940, as amended. The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.	Principal Underwriters

(a)            UBS AM (US) serves as principal underwriter or placement agent for the following other investment companies:

SMA RELATIONSHIP TRUST

UBS INVESTMENT TRUST
THE UBS FUNDS

UBS SERIES FUNDS
MASTER TRUST
PACE SELECT ADVISORS TRUST
CREDIT SUISSE COMMODITY STRATEGY FUNDS
CREDIT SUISSE OPPORTUNITY FUNDS
CREDIT SUISSE TRUST
CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
CREDIT SUISSE HIGH YIELD CREDIT FUND

(b)            UBS AM (US) is the Registrant’s principal underwriter. The directors and certain principal executive officers of UBS AM (US), their principal business addresses, and their positions and offices with UBS AM (US) are identified below along with those directors and officers of UBS AM (US) who also serve as trustees or officers of the Registrant. (While each board director is named below, the list of executive officers has been shortened as the full list would be very long and contain names of persons whose functions are unrelated to the Registrant.)

Name and Address	Position(s) Held With Registrant	Positions and Offices with Underwriter or Dealer

Michael Belasco*	None	Board Director, President, Chief Executive Officer, Managing Director, and Head of Americas Wholesale and Wealth Management Client Coverage of UBS AM (US)

Mark E. Carver*	President	Executive Director of UBS AM (US)

Kathleen Horan***	None	Treasurer and Chief Financial Officer of UBS AM (US)

Leesa Merrill**	Chief Compliance Officer	Executive Director (Non-Board) of UBS AM (US)

Barry Mullen*	None	Executive Director and Chief Compliance Officer – Americas of UBS AM (US)

Stephen Murphy****	None	Board Director of UBS AM (US)

Eric Sanders*	Vice President and Assistant Secretary	Director (Non-Board), Associate General Counsel and Assistant Secretary of UBS AM (US)

Philip Stacey**	Vice President and Assistant Secretary	Managing Director, Head of Legal - UBS AM Americas and Assistant Secretary of UBS AM (US)

David Walczak**	Vice President	None

Keith A. Weller**	Vice President and Secretary	Executive Director, Deputy General Counsel, Head of Registered Funds Legal and Assistant Secretary of UBS AM (US)

Meggan Zabel**	None	Board Director of UBS AM (US)

* This person’s business address is 1285 Avenue of the Americas, New York, NY 10019.

** This person’s business address is One North Wacker Drive, Chicago, IL 60606.

*** This person’s business address is 1000 Harbor Boulevard, Weehawken, NJ 07086.

**** This person’s business address is 555 California Street, 36th Floor, San Francisco, CA 94104.

(c)            None.

Item 33.	Location of Accounts and Records

(1)                    Credit Suisse Trust

1285 Avenue of the Americas
New York, New York 10019
(Trust’s Declaration of Trust, by-laws and minute books)

(2)            UBS Asset Management (US) Inc.

1285 Avenue of the Americas
New York, New York 10019
(records relating to its functions as distributor)

(3)            UBS Asset Management (Americas) LLC

1285 Avenue of the Americas
New York, New York 10019
(records relating to its functions as investment adviser and co-administrator)

(4)            State Street Bank and Trust Company

1 Congress Street
Boston, Massachusetts 02114-2016
(records relating to its functions as co-administrator and custodian)

(5)            SS&C Global Investor & Distribution Solutions, Inc.

801 Pennsylvania Avenue
Kansas City, MO 64105-1307
(records relating to its functions as shareholder servicing agent, transfer agent and dividend disbursing agent)

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 3rd day of December, 2025.

CREDIT SUISSE TRUST

By:	/s/ Omar Tariq
Omar Tariq
Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ Omar Tariq	Chief Executive Officer and President	December 3, 2025
Omar Tariq

/s/ Rose Ann Bubloski	Chief Financial Officer and Treasurer	December 3, 2025
Rose Ann Bubloski

/s/ Laura A. DeFelice*	Chair of the Board	December 3, 2025
Laura A. DeFelice

/s/ Mahendra R. Gupta*	Trustee	December 3, 2025
Mahendra R. Gupta

/s/ Samantha Kappagoda*	Trustee	December 3, 2025
Samantha Kappagoda

/s/ John Popp*	Trustee	December 3, 2025
John Popp

/s/ Lee M. Shaiman*	Trustee	December 3, 2025
Lee M. Shaiman

*By:	/s/ Karen Regan
Karen Regan, as Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit

d(3)	Expense Limitation Agreement with UBS AM (Americas) with respect to the Commodity Return Strategy Portfolio.